Shareholder Report		12 Months Ended
		Aug. 31, 2026 USD ($) Holding	Aug. 31, 2025
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		iShares Inc
Entity Central Index Key		0000930667
Entity Investment Company Type		N-1A
Document Period End Date		Aug. 31, 2026
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
C000011951
Shareholder Report [Line Items]
Fund Name		iShares MSCI Hong Kong ETF
Trading Symbol		EWH
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI Hong Kong ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Hong Kong ETF	$51	0.48%

Expenses Paid, Amount		$ 51
Expense Ratio, Percent		0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 12.58%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 27.35% and the MSCI Hong Kong 25/50 Index (Spliced) returned 14.40%.

What contributed to performance?

Industrial stocks contributed the most to the Fund’s return during the reporting period. A major industrial conglomerate advanced largely due to significant disposal of assets, strong retail performance, and strategic capital repositioning. Meanwhile, an industrial machinery and supplies and components company benefited from the strength of its core brands, supply chain diversification, and active capital returns through share buybacks. Additionally, a marine transportation provider gained due to tight regional vessel supply and robust trade volumes on its dedicated routes, which supported elevated freight rates. In the real estate sector, Hong Kong’s largest property developer was supported by an easing monetary policy backdrop and robust operational execution. Diversified banks in the financials sector contributed due to resilient wealth management fees, stabilizing property loan provisions, and generous capital returns.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI Hong Kong 25/50 Index (Spliced)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,356	$10,123	$10,365
Oct 16	$10,237	$9,978	$10,247
Nov 16	$10,066	$9,747	$10,079
Dec 16	$9,416	$9,996	$9,435
Jan 17	$10,140	$10,350	$10,164
Feb 17	$10,342	$10,515	$10,369
Mar 17	$10,668	$10,782	$10,700
Apr 17	$10,989	$11,013	$11,030
May 17	$11,353	$11,370	$11,397
Jun 17	$11,419	$11,405	$11,469
Jul 17	$11,839	$11,826	$11,894
Aug 17	$12,038	$11,888	$12,098
Sep 17	$11,990	$12,108	$12,055
Oct 17	$12,034	$12,336	$12,101
Nov 17	$12,433	$12,436	$12,508
Dec 17	$12,767	$12,714	$12,848
Jan 18	$13,354	$13,423	$13,445
Feb 18	$12,923	$12,790	$13,014
Mar 18	$12,577	$12,564	$12,672
Apr 18	$12,988	$12,764	$13,092
May 18	$13,063	$12,470	$13,168
Jun 18	$12,416	$12,235	$12,522
Jul 18	$12,615	$12,528	$12,725
Aug 18	$12,319	$12,266	$12,436
Sep 18	$12,283	$12,322	$12,404
Oct 18	$10,913	$11,320	$11,026
Nov 18	$11,713	$11,427	$11,837
Dec 18	$11,712	$10,909	$11,842
Jan 19	$12,615	$11,734	$12,761
Feb 19	$13,341	$11,963	$13,508
Mar 19	$13,512	$12,034	$13,687
Apr 19	$13,661	$12,352	$13,843
May 19	$12,743	$11,689	$12,919
Jun 19	$13,632	$12,393	$13,826
Jul 19	$13,170	$12,243	$13,366
Aug 19	$12,073	$11,865	$12,259
Sep 19	$11,984	$12,170	$12,176
Oct 19	$12,545	$12,595	$12,750
Nov 19	$12,356	$12,706	$12,565
Dec 19	$12,845	$13,256	$13,067
Jan 20	$12,268	$12,900	$12,484
Feb 20	$12,093	$11,880	$12,309
Mar 20	$10,610	$10,160	$10,803
Apr 20	$11,124	$10,930	$11,588
May 20	$10,420	$11,288	$10,620
Jun 20	$11,560	$11,798	$11,793
Jul 20	$11,473	$12,324	$11,705
Aug 20	$12,370	$12,852	$12,627
Sep 20	$11,727	$12,536	$11,975
Oct 20	$11,592	$12,266	$11,845
Nov 20	$12,866	$13,916	$13,150
Dec 20	$13,441	$14,669	$13,744
Jan 21	$13,719	$14,700	$14,038
Feb 21	$14,389	$14,991	$14,731
Mar 21	$14,487	$15,181	$14,836
Apr 21	$14,901	$15,628	$15,271
May 21	$15,353	$16,117	$15,721
Jun 21	$14,780	$16,012	$15,173
Jul 21	$14,371	$15,748	$14,746
Aug 21	$14,255	$16,047	$14,635
Sep 21	$13,316	$15,534	$13,700
Oct 21	$13,548	$15,904	$13,945
Nov 21	$12,857	$15,188	$13,213
Dec 21	$12,979	$15,816	$13,321
Jan 22	$13,186	$15,233	$13,455
Feb 22	$12,711	$14,931	$13,057
Mar 22	$12,599	$14,955	$13,043
Apr 22	$11,976	$14,016	$12,414
May 22	$12,383	$14,117	$12,746
Jun 22	$12,543	$12,902	$12,870
Jul 22	$12,070	$13,344	$12,434
Aug 22	$11,603	$12,915	$12,008
Sep 22	$10,392	$11,624	$10,751
Oct 22	$9,134	$11,972	$9,427
Nov 22	$11,387	$13,385	$11,663
Dec 22	$12,107	$13,285	$12,565
Jan 23	$12,662	$14,362	$13,073
Feb 23	$11,753	$13,859	$12,143
Mar 23	$11,878	$14,197	$12,302
Apr 23	$11,977	$14,444	$12,346
May 23	$10,911	$13,918	$11,296
Jun 23	$11,305	$14,543	$11,665
Jul 23	$11,689	$15,134	$12,050
Aug 23	$10,610	$14,451	$11,016
Sep 23	$10,034	$13,994	$10,461
Oct 23	$9,804	$13,417	$10,174
Nov 23	$9,820	$14,625	$10,212
Dec 23	$10,407	$15,360	$10,811
Jan 24	$9,415	$15,207	$9,769
Feb 24	$9,801	$15,592	$10,232
Mar 24	$9,306	$16,079	$9,668
Apr 24	$9,662	$15,791	$10,135
May 24	$10,000	$16,249	$10,366
Jun 24	$9,341	$16,234	$9,743
Jul 24	$9,361	$16,609	$9,778
Aug 24	$9,870	$17,082	$10,352
Sep 24	$11,385	$17,542	$12,079
Oct 24	$10,924	$16,682	$11,399
Nov 24	$10,606	$16,531	$11,000
Dec 24	$10,417	$16,210	$10,951
Jan 25	$10,300	$16,863	$10,706
Feb 25	$10,962	$17,096	$11,426
Mar 25	$10,957	$17,058	$11,430
Apr 25	$10,915	$17,674	$11,440
May 25	$11,888	$18,483	$12,499
Jun 25	$12,699	$19,111	$13,231
Jul 25	$13,201	$19,056	$13,868
Aug 25	$13,661	$19,717	$14,225
Sep 25	$13,754	$20,427	$14,438
Oct 25	$13,792	$20,840	$14,460
Nov 25	$14,172	$20,835	$14,819
Dec 25	$14,052	$21,459	$14,747
Jan 26	$15,434	$22,743	$16,248
Feb 26	$15,883	$23,885	$16,746
Mar 26	$15,041	$21,308	$15,601
Apr 26	$15,528	$23,364	$16,209
May 26	$15,211	$24,541	$16,013
Jun 26	$13,992	$24,396	$14,686
Jul 26	$15,429	$24,480	$16,281
Aug 26	$15,380	$25,109	$16,274

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
12.58%	1.53%	4.40%
MSCI ACWI ex USA Index (Net)...
27.35	9.37	9.64
MSCI Hong Kong 25/50 Index (Spliced)...
14.40	2.14	4.99

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 1,206,453,996
Holdings Count | Holding		28
Advisory Fees Paid, Amount		$ 4,205,212
InvestmentCompanyPortfolioTurnover		19.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$1,206,453,996
Number of Portfolio Holdings...
28
Net Investment Advisory Fees...
$4,205,212
Portfolio Turnover Rate...
19%

C000052898
Shareholder Report [Line Items]
Fund Name		iShares MSCI Japan Small-Cap ETF
Trading Symbol		SCJ
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI Japan Small-Cap ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Japan Small-Cap ETF	$54	0.48%

Expenses Paid, Amount		$ 54
Expense Ratio, Percent		0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 24.62%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 27.35% and the MSCI Japan Small Cap Index (Net) returned 24.48%.

What contributed to performance?

Small-cap stocks in the industrials sector were the largest contributors to the Fund’s return during the reporting period. Capital goods companies gained as they benefited from data center and semiconductor demand driven by artificial intelligence (“AI”)-related investment. In the electrical equipment segment, a manufacturer of telecommunication networks gained due to demand for ultra-high-count optical fiber and networking hardware used in data centers and advanced computing infrastructure. Semiconductors and semiconductor equipment firms, as well as technology hardware and equipment companies in the information technology sector were also supported by continued data center expansion. Among materials stocks, diversified metals and mining companies contributed due to surging demand for high-performance electronic alloys and a sharp rally in copper and tungsten prices. These metals are critical to data center and semiconductor infrastructure, with copper powering data center servers, cooling high-performance chips, and connecting processors, while tungsten provides the extreme heat resistance needed to connect microscopic transistors inside cutting-edge chips.

What detracted from performance?

During the reporting period, there were no material detractors from the Fund’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI Japan Small Cap Index (Net)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,541	$10,123	$10,539
Oct 16	$10,678	$9,978	$10,679
Nov 16	$10,171	$9,747	$10,177
Dec 16	$10,348	$9,996	$10,361
Jan 17	$10,734	$10,350	$10,753
Feb 17	$11,067	$10,515	$11,083
Mar 17	$11,052	$10,782	$11,063
Apr 17	$11,241	$11,013	$11,252
May 17	$11,649	$11,370	$11,666
Jun 17	$11,746	$11,405	$11,775
Jul 17	$12,059	$11,826	$12,090
Aug 17	$12,281	$11,888	$12,315
Sep 17	$12,474	$12,108	$12,510
Oct 17	$12,897	$12,336	$12,938
Nov 17	$13,345	$12,436	$13,393
Dec 17	$13,547	$12,714	$13,600
Jan 18	$14,118	$13,423	$14,177
Feb 18	$13,945	$12,790	$14,006
Mar 18	$13,709	$12,564	$13,766
Apr 18	$13,843	$12,764	$13,904
May 18	$13,807	$12,470	$13,873
Jun 18	$13,377	$12,235	$13,447
Jul 18	$13,251	$12,528	$13,331
Aug 18	$13,152	$12,266	$13,246
Sep 18	$13,338	$12,322	$13,430
Oct 18	$12,071	$11,320	$12,160
Nov 18	$12,388	$11,427	$12,490
Dec 18	$11,331	$10,909	$11,425
Jan 19	$11,949	$11,734	$12,051
Feb 19	$12,078	$11,963	$12,187
Mar 19	$12,130	$12,034	$12,237
Apr 19	$12,233	$12,352	$12,344
May 19	$11,731	$11,689	$11,842
Jun 19	$12,016	$12,393	$12,130
Jul 19	$12,165	$12,243	$12,287
Aug 19	$12,044	$11,865	$12,168
Sep 19	$12,482	$12,170	$12,609
Oct 19	$13,156	$12,595	$13,292
Nov 19	$13,263	$12,706	$13,403
Dec 19	$13,489	$13,256	$13,636
Jan 20	$13,033	$12,900	$13,177
Feb 20	$11,485	$11,880	$11,612
Mar 20	$10,762	$10,160	$10,877
Apr 20	$11,411	$10,930	$11,539
May 20	$12,274	$11,288	$12,422
Jun 20	$12,119	$11,798	$12,269
Jul 20	$11,794	$12,324	$11,938
Aug 20	$12,732	$12,852	$12,889
Sep 20	$13,270	$12,536	$13,437
Oct 20	$12,931	$12,266	$13,098
Nov 20	$13,747	$13,916	$13,919
Dec 20	$14,335	$14,669	$14,515
Jan 21	$14,220	$14,700	$14,406
Feb 21	$14,279	$14,991	$14,472
Mar 21	$14,805	$15,181	$15,010
Apr 21	$14,632	$15,628	$14,832
May 21	$14,572	$16,117	$14,811
Jun 21	$14,645	$16,012	$14,871
Jul 21	$14,658	$15,748	$14,802
Aug 21	$14,950	$16,047	$15,217
Sep 21	$15,069	$15,534	$15,380
Oct 21	$14,642	$15,904	$14,825
Nov 21	$13,702	$15,188	$13,935
Dec 21	$13,991	$15,816	$14,184
Jan 22	$13,355	$15,233	$13,429
Feb 22	$13,493	$14,931	$13,640
Mar 22	$12,814	$14,955	$13,169
Apr 22	$11,910	$14,016	$12,175
May 22	$12,035	$14,117	$12,274
Jun 22	$11,495	$12,902	$11,673
Jul 22	$12,135	$13,344	$12,267
Aug 22	$11,706	$12,915	$12,029
Sep 22	$10,934	$11,624	$11,142
Oct 22	$10,907	$11,972	$11,133
Nov 22	$12,176	$13,385	$12,142
Dec 22	$12,214	$13,285	$12,475
Jan 23	$12,769	$14,362	$12,969
Feb 23	$12,328	$13,859	$12,578
Mar 23	$12,809	$14,197	$12,981
Apr 23	$12,867	$14,444	$13,073
May 23	$12,592	$13,918	$12,848
Jun 23	$12,954	$14,543	$13,138
Jul 23	$13,382	$15,134	$13,673
Aug 23	$13,271	$14,451	$13,578
Sep 23	$12,842	$13,994	$13,159
Oct 23	$12,458	$13,417	$12,620
Nov 23	$13,147	$14,625	$13,440
Dec 23	$13,796	$15,360	$14,138
Jan 24	$13,693	$15,207	$14,206
Feb 24	$14,018	$15,592	$14,329
Mar 24	$14,386	$16,079	$14,669
Apr 24	$13,748	$15,791	$14,141
May 24	$13,903	$16,249	$14,202
Jun 24	$13,703	$16,234	$13,992
Jul 24	$14,747	$16,609	$15,153
Aug 24	$14,951	$17,082	$15,291
Sep 24	$15,322	$17,542	$15,689
Oct 24	$14,287	$16,682	$14,790
Nov 24	$14,675	$16,531	$14,975
Dec 24	$14,246	$16,210	$14,756
Jan 25	$14,555	$16,863	$15,030
Feb 25	$14,683	$17,096	$14,963
Mar 25	$14,973	$17,058	$15,311
Apr 25	$15,662	$17,674	$16,080
May 25	$16,170	$18,483	$16,637
Jun 25	$16,768	$19,111	$17,202
Jul 25	$16,624	$19,056	$17,227
Aug 25	$17,830	$19,717	$18,493
Sep 25	$18,238	$20,427	$18,791
Oct 25	$17,879	$20,840	$18,410
Nov 25	$18,393	$20,835	$18,918
Dec 25	$18,471	$21,459	$18,990
Jan 26	$19,492	$22,743	$20,083
Feb 26	$21,619	$23,885	$22,298
Mar 26	$19,571	$21,308	$19,655
Apr 26	$20,591	$23,364	$21,137
May 26	$21,480	$24,541	$22,159
Jun 26	$21,604	$24,396	$22,106
Jul 26	$21,390	$24,480	$22,264
Aug 26	$22,219	$25,109	$23,020

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
24.62%	8.25%	8.31%
MSCI ACWI ex USA Index (Net)...
27.35	9.37	9.64
MSCI Japan Small Cap Index (Net)...
24.48	8.63	8.70

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 262,335,957
Holdings Count | Holding		769
Advisory Fees Paid, Amount		$ 991,734
InvestmentCompanyPortfolioTurnover		20.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$262,335,957
Number of Portfolio Holdings...
769
Net Investment Advisory Fees...
$991,734
Portfolio Turnover Rate...
20%

C000011954
Shareholder Report [Line Items]
Fund Name		iShares MSCI Malaysia ETF
Trading Symbol		EWM
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI Malaysia ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Malaysia ETF	$53	0.48%

Expenses Paid, Amount		$ 53
Expense Ratio, Percent		0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 19.21%.

  For the same period, the MSCI Emerging Markets Index (Net) returned 39.25% and the MSCI Malaysia Index returned 19.98%.

What contributed to performance?

Stocks in the financials sector contributed the most to the Fund’s return during the reporting period. The Malaysian economy outperformed expectations in 2026, fueled by substantial data center expansions and global semiconductor investments. This economic momentum supported diversified banks, which benefited from steady credit demand, healthy loan growth, and strengthening deposits. The utilities sector gained, notably a power generation multi-utilities firm, driven primarily by its pivot toward artificial intelligence (“AI”) data centers, strategic industry acquisitions, and tariff hikes across its utility businesses. Additionally, a state-linked firm responsible for generating, transmitting, and distributing power across Peninsular Malaysia benefited from the rapid expansion of data centers, a transition to renewable energy, and strategic grid infrastructure investments.

What detracted from performance?

During the reporting period, there were no significant detractors from the Fund’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI Emerging Markets Index (Net)	MSCI Malaysia Index
Aug 16	$10,000	$10,000	$10,000
Sep 16	$9,710	$10,129	$9,705
Oct 16	$9,686	$10,153	$9,691
Nov 16	$8,844	$9,685	$8,847
Dec 16	$8,886	$9,707	$8,890
Jan 17	$9,157	$10,238	$9,166
Feb 17	$9,318	$10,551	$9,330
Mar 17	$9,611	$10,818	$9,628
Apr 17	$9,980	$11,054	$10,000
May 17	$10,122	$11,381	$10,147
Jun 17	$10,096	$11,496	$10,122
Jul 17	$10,103	$12,181	$10,135
Aug 17	$10,214	$12,453	$10,250
Sep 17	$10,269	$12,403	$10,308
Oct 17	$10,240	$12,838	$10,282
Nov 17	$10,422	$12,864	$10,466
Dec 17	$11,064	$13,326	$11,118
Jan 18	$11,929	$14,436	$11,982
Feb 18	$11,755	$13,770	$11,814
Mar 18	$11,939	$13,496	$12,001
Apr 18	$11,892	$13,455	$11,960
May 18	$10,924	$12,978	$10,988
Jun 18	$10,622	$12,439	$10,685
Jul 18	$11,115	$12,712	$11,190
Aug 18	$11,194	$12,368	$11,272
Sep 18	$11,013	$12,303	$11,092
Oct 18	$10,312	$11,231	$10,385
Nov 18	$10,209	$11,694	$10,280
Dec 18	$10,370	$11,384	$10,447
Jan 19	$10,508	$12,381	$10,590
Feb 19	$10,699	$12,409	$10,786
Mar 19	$10,394	$12,513	$10,481
Apr 19	$10,286	$12,777	$10,376
May 19	$10,210	$11,849	$10,305
Jun 19	$10,499	$12,589	$10,602
Jul 19	$10,274	$12,435	$10,378
Aug 19	$9,886	$11,829	$9,990
Sep 19	$9,826	$12,055	$9,933
Oct 19	$9,935	$12,563	$10,046
Nov 19	$9,730	$12,546	$9,844
Dec 19	$10,115	$13,482	$10,238
Jan 20	$9,715	$12,853	$9,837
Feb 20	$9,094	$12,175	$9,212
Mar 20	$8,174	$10,300	$8,274
Apr 20	$8,613	$11,243	$8,729
May 20	$9,027	$11,330	$9,150
Jun 20	$9,267	$12,162	$9,398
Jul 20	$10,029	$13,249	$10,177
Aug 20	$9,661	$13,542	$9,803
Sep 20	$9,497	$13,325	$9,641
Oct 20	$9,348	$13,599	$9,494
Nov 20	$10,033	$14,857	$10,195
Dec 20	$10,445	$15,949	$10,613
Jan 21	$10,018	$16,439	$10,176
Feb 21	$10,044	$16,564	$10,197
Mar 21	$9,847	$16,314	$9,997
Apr 21	$10,186	$16,720	$10,341
May 21	$10,040	$16,912	$10,193
Jun 21	$9,617	$17,137	$9,752
Jul 21	$9,226	$15,984	$9,362
Aug 21	$10,000	$16,402	$10,149
Sep 21	$9,617	$15,751	$9,776
Oct 21	$9,869	$15,906	$10,021
Nov 21	$9,399	$15,258	$9,551
Dec 21	$9,786	$15,544	$9,951
Jan 22	$9,448	$15,250	$9,594
Feb 22	$9,963	$14,794	$10,121
Mar 22	$9,961	$14,460	$10,145
Apr 22	$9,669	$13,655	$9,868
May 22	$9,460	$13,716	$9,644
Jun 22	$8,690	$12,804	$8,849
Jul 22	$8,899	$12,773	$9,063
Aug 22	$8,909	$12,826	$9,111
Sep 22	$8,032	$11,322	$8,223
Oct 22	$8,289	$10,971	$8,465
Nov 22	$9,047	$12,598	$9,212
Dec 22	$9,175	$12,421	$9,376
Jan 23	$9,453	$13,402	$9,644
Feb 23	$8,747	$12,533	$8,945
Mar 23	$8,851	$12,912	$9,039
Apr 23	$8,735	$12,766	$8,923
May 23	$8,245	$12,552	$8,444
Jun 23	$8,096	$13,028	$8,283
Jul 23	$8,874	$13,839	$9,090
Aug 23	$8,591	$12,987	$8,808
Sep 23	$8,427	$12,647	$8,654
Oct 23	$8,423	$12,156	$8,645
Nov 23	$8,676	$13,128	$8,907
Dec 23	$8,807	$13,642	$9,049
Jan 24	$8,768	$13,008	$9,019
Feb 24	$8,984	$13,627	$9,231
Mar 24	$9,036	$13,927	$9,290
Apr 24	$9,187	$14,027	$9,468
May 24	$9,473	$14,107	$9,747
Jun 24	$9,441	$14,663	$9,732
Jul 24	$9,941	$14,707	$10,240
Aug 24	$10,908	$14,944	$11,239
Sep 24	$11,384	$15,942	$11,731
Oct 24	$10,420	$15,233	$10,787
Nov 24	$10,314	$14,686	$10,635
Dec 24	$10,580	$14,666	$10,927
Jan 25	$10,067	$14,927	$10,412
Feb 25	$10,139	$15,000	$10,451
Mar 25	$9,962	$15,095	$10,270
Apr 25	$10,372	$15,293	$10,712
May 25	$10,321	$15,946	$10,657
Jun 25	$10,627	$16,904	$10,958
Jul 25	$10,352	$17,234	$10,704
Aug 25	$10,856	$17,455	$11,203
Sep 25	$11,305	$18,703	$11,660
Oct 25	$11,323	$19,485	$11,698
Nov 25	$11,474	$19,019	$11,840
Dec 25	$12,206	$19,588	$12,614
Jan 26	$13,072	$21,322	$13,504
Feb 26	$13,007	$22,494	$13,450
Mar 26	$12,549	$19,556	$12,926
Apr 26	$13,028	$22,433	$13,476
May 26	$12,784	$24,606	$13,242
Jun 26	$12,274	$24,259	$12,704
Jul 26	$12,732	$23,513	$13,211
Aug 26	$12,941	$24,305	$13,441

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
19.21%	5.29%	2.61%
MSCI Emerging Markets Index (Net)...
39.25	8.18	9.29
MSCI Malaysia Index...
19.98	5.78	3.00

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 324,745,881
Holdings Count | Holding		24
Advisory Fees Paid, Amount		$ 1,531,338
InvestmentCompanyPortfolioTurnover		49.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$324,745,881
Number of Portfolio Holdings...
24
Net Investment Advisory Fees...
$1,531,338
Portfolio Turnover Rate...
49%

C000011957
Shareholder Report [Line Items]
Fund Name		iShares MSCI Pacific ex Japan ETF
Trading Symbol		EPP
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI Pacific ex Japan ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Pacific ex Japan ETF	$51	0.47%

Expenses Paid, Amount		$ 51
Expense Ratio, Percent		0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 16.01%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 27.35% and the MSCI Pacific ex Japan Index (Net) returned 16.72%.

What contributed to performance?

Australian equities contributed the most to the Fund’s return during the reporting period. Metals and mining stocks in the materials sector benefited from the rapid expansion of energy-intensive artificial intelligence (“AI”) data centers and the transition to cleaner power, both of which boosted demand for copper and pushed prices to historic highs. Meanwhile, resilient demand and steady production volumes supported iron ore miners, while geopolitical tensions lifted gold prices, benefiting gold miners. Diversified banks in the financials sector were driven by robust net interest margins (the difference between the interest it earns on loans and the interest paid on deposits), while financial services firms were supported by fee growth and trading income. In Singapore, financials stocks also gained, supported by record earnings from wealth management, safe-haven capital inflows, and attractive dividend payouts.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI Pacific ex Japan Index (Net)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,266	$10,123	$10,266
Oct 16	$10,046	$9,978	$10,050
Nov 16	$10,032	$9,747	$10,043
Dec 16	$9,970	$9,996	$9,987
Jan 17	$10,533	$10,350	$10,554
Feb 17	$10,855	$10,515	$10,880
Mar 17	$11,138	$10,782	$11,161
Apr 17	$11,185	$11,013	$11,214
May 17	$11,073	$11,370	$11,105
Jun 17	$11,295	$11,405	$11,333
Jul 17	$11,775	$11,826	$11,820
Aug 17	$11,806	$11,888	$11,851
Sep 17	$11,699	$12,108	$11,748
Oct 17	$11,859	$12,336	$11,912
Nov 17	$12,060	$12,436	$12,118
Dec 17	$12,506	$12,714	$12,572
Jan 18	$12,984	$13,423	$13,056
Feb 18	$12,556	$12,790	$12,628
Mar 18	$12,029	$12,564	$12,102
Apr 18	$12,399	$12,764	$12,479
May 18	$12,436	$12,470	$12,522
Jun 18	$12,226	$12,235	$12,317
Jul 18	$12,457	$12,528	$12,556
Aug 18	$12,234	$12,266	$12,331
Sep 18	$12,152	$12,322	$12,250
Oct 18	$11,083	$11,320	$11,177
Nov 18	$11,399	$11,427	$11,502
Dec 18	$11,170	$10,909	$11,277
Jan 19	$11,968	$11,734	$12,089
Feb 19	$12,416	$11,963	$12,544
Mar 19	$12,528	$12,034	$12,657
Apr 19	$12,736	$12,352	$12,874
May 19	$12,381	$11,689	$12,518
Jun 19	$13,155	$12,393	$13,310
Jul 19	$13,055	$12,243	$13,214
Aug 19	$12,303	$11,865	$12,453
Sep 19	$12,464	$12,170	$12,618
Oct 19	$12,832	$12,595	$12,998
Nov 19	$12,854	$12,706	$13,024
Dec 19	$13,165	$13,256	$13,347
Jan 20	$12,941	$12,900	$13,127
Feb 20	$11,946	$11,880	$12,117
Mar 20	$9,524	$10,160	$9,664
Apr 20	$10,559	$10,930	$10,797
May 20	$10,587	$11,288	$10,754
Jun 20	$11,428	$11,798	$11,615
Jul 20	$11,717	$12,324	$11,912
Aug 20	$12,391	$12,852	$12,600
Sep 20	$11,642	$12,536	$11,845
Oct 20	$11,573	$12,266	$11,778
Nov 20	$13,268	$13,916	$13,509
Dec 20	$13,961	$14,669	$14,222
Jan 21	$14,052	$14,700	$14,321
Feb 21	$14,460	$14,991	$14,733
Mar 21	$14,600	$15,181	$14,878
Apr 21	$15,212	$15,628	$15,506
May 21	$15,612	$16,117	$15,909
Jun 21	$15,255	$16,012	$15,586
Jul 21	$15,039	$15,748	$15,354
Aug 21	$15,095	$16,047	$15,458
Sep 21	$14,440	$15,534	$14,901
Oct 21	$15,110	$15,904	$15,383
Nov 21	$14,092	$15,188	$14,413
Dec 21	$14,579	$15,816	$14,887
Jan 22	$13,835	$15,233	$14,053
Feb 22	$14,182	$14,931	$14,448
Mar 22	$14,993	$14,955	$15,448
Apr 22	$14,009	$14,016	$14,535
May 22	$14,099	$14,117	$14,477
Jun 22	$13,025	$12,902	$13,272
Jul 22	$13,551	$13,344	$13,781
Aug 22	$13,100	$12,915	$13,540
Sep 22	$11,780	$11,624	$12,101
Oct 22	$11,874	$11,972	$12,160
Nov 22	$13,833	$13,385	$13,942
Dec 22	$13,638	$13,285	$14,003
Jan 23	$14,903	$14,362	$15,210
Feb 23	$13,810	$13,859	$14,226
Mar 23	$13,949	$14,197	$14,305
Apr 23	$14,047	$14,444	$14,331
May 23	$13,154	$13,918	$13,477
Jun 23	$13,715	$14,543	$14,048
Jul 23	$14,272	$15,134	$14,661
Aug 23	$13,363	$14,451	$13,803
Sep 23	$12,896	$13,994	$13,380
Oct 23	$12,468	$13,417	$12,783
Nov 23	$13,217	$14,625	$13,671
Dec 23	$14,445	$15,360	$14,904
Jan 24	$13,772	$15,207	$14,385
Feb 24	$14,024	$15,592	$14,460
Mar 24	$14,209	$16,079	$14,647
Apr 24	$13,859	$15,791	$14,470
May 24	$14,574	$16,249	$14,965
Jun 24	$14,499	$16,234	$15,009
Jul 24	$14,817	$16,609	$15,252
Aug 24	$15,400	$17,082	$15,970
Sep 24	$16,443	$17,542	$17,154
Oct 24	$15,527	$16,682	$16,072
Nov 24	$16,043	$16,531	$16,522
Dec 24	$15,029	$16,210	$15,588
Jan 25	$15,459	$16,863	$16,146
Feb 25	$15,443	$17,096	$15,928
Mar 25	$15,219	$17,058	$15,642
Apr 25	$15,744	$17,674	$16,348
May 25	$16,639	$18,483	$17,244
Jun 25	$17,301	$19,111	$17,868
Jul 25	$17,331	$19,056	$18,088
Aug 25	$18,101	$19,717	$18,800
Sep 25	$18,089	$20,427	$18,812
Oct 25	$17,986	$20,840	$18,686
Nov 25	$17,714	$20,835	$18,382
Dec 25	$18,059	$21,459	$18,803
Jan 26	$19,128	$22,743	$20,103
Feb 26	$20,317	$23,885	$21,205
Mar 26	$18,960	$21,308	$19,362
Apr 26	$19,863	$23,364	$20,469
May 26	$19,869	$24,541	$20,711
Jun 26	$19,338	$24,396	$20,087
Jul 26	$20,541	$24,480	$21,412
Aug 26	$20,999	$25,109	$21,943

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
16.01%	6.83%	7.70%
MSCI ACWI ex USA Index (Net)...
27.35	9.37	9.64
MSCI Pacific ex Japan Index (Net)...
16.72	7.26	8.18

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 2,324,656,958
Holdings Count | Holding		92
Advisory Fees Paid, Amount		$ 9,295,176
InvestmentCompanyPortfolioTurnover		7.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$2,324,656,958
Number of Portfolio Holdings...
92
Net Investment Advisory Fees...
$9,295,176
Portfolio Turnover Rate...
7%

C000011958
Shareholder Report [Line Items]
Fund Name		iShares MSCI Singapore ETF
Trading Symbol		EWS
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI Singapore ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Singapore ETF	$54	0.48%

Expenses Paid, Amount		$ 54
Expense Ratio, Percent		0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 26.90%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 27.35% and the MSCI Singapore 25/50 Index (Spliced) returned 27.79%.

What contributed to performance?

The financials sector was the leading contributor to the Fund’s return, notably among diversified banks. Singapore banks achieved robust profits as surging wealth management fee income and double-digit loan growth supported major share buybacks and high capital-return dividends. A financial exchange and data operator was supported by record derivative trading volumes and elevated equity market turnover. In the industrials sector, a shipbuilder was driven by record profit margins, a strong order pipeline, and higher dividend payouts. Additionally, a conglomerate that focuses on sustainable solutions in infrastructure, real estate, and connectivity benefited from its exposure to artificial intelligence (“AI”) and data center expansion, as well as a pivot into asset management.

What detracted from performance?

A broadline retailer in the consumer discretionary sector detracted from the Fund’s return during the reporting period. The firm experienced persistent volatility and downward pressure driven primarily by margin compression, heightened regional competition, and insider sales.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI Singapore 25/50 Index (Spliced)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,160	$10,123	$10,165
Oct 16	$9,746	$9,978	$9,753
Nov 16	$9,953	$9,747	$9,968
Dec 16	$9,786	$9,996	$9,805
Jan 17	$10,593	$10,350	$10,617
Feb 17	$10,851	$10,515	$10,879
Mar 17	$11,099	$10,782	$11,133
Apr 17	$11,153	$11,013	$11,188
May 17	$11,523	$11,370	$11,562
Jun 17	$11,619	$11,405	$11,668
Jul 17	$12,224	$11,826	$12,277
Aug 17	$12,151	$11,888	$12,207
Sep 17	$11,964	$12,108	$12,025
Oct 17	$12,549	$12,336	$12,617
Nov 17	$12,982	$12,436	$13,058
Dec 17	$13,094	$12,714	$13,173
Jan 18	$13,931	$13,423	$14,020
Feb 18	$13,553	$12,790	$13,647
Mar 18	$13,316	$12,564	$13,411
Apr 18	$14,097	$12,764	$14,208
May 18	$13,301	$12,470	$13,411
Jun 18	$12,323	$12,235	$12,435
Jul 18	$12,487	$12,528	$12,610
Aug 18	$12,261	$12,266	$12,386
Sep 18	$12,539	$12,322	$12,675
Oct 18	$11,418	$11,320	$11,553
Nov 18	$11,757	$11,427	$11,902
Dec 18	$11,653	$10,909	$11,804
Jan 19	$12,366	$11,734	$12,531
Feb 19	$12,335	$11,963	$12,502
Mar 19	$12,408	$12,034	$12,584
Apr 19	$13,169	$12,352	$13,361
May 19	$11,968	$11,689	$12,143
Jun 19	$13,168	$12,393	$13,364
Jul 19	$13,034	$12,243	$13,230
Aug 19	$12,211	$11,865	$12,397
Sep 19	$12,371	$12,170	$12,567
Oct 19	$13,040	$12,595	$13,250
Nov 19	$12,852	$12,706	$13,063
Dec 19	$13,270	$13,256	$13,492
Jan 20	$12,764	$12,900	$12,982
Feb 20	$11,890	$11,880	$12,100
Mar 20	$9,518	$10,160	$9,692
Apr 20	$10,299	$10,930	$10,489
May 20	$9,997	$11,288	$10,181
Jun 20	$10,397	$11,798	$10,600
Jul 20	$10,453	$12,324	$10,659
Aug 20	$10,642	$12,852	$10,857
Sep 20	$10,358	$12,536	$10,574
Oct 20	$10,047	$12,266	$10,262
Nov 20	$11,861	$13,916	$12,112
Dec 20	$12,184	$14,669	$12,452
Jan 21	$12,269	$14,700	$12,545
Feb 21	$12,586	$14,991	$12,873
Mar 21	$13,208	$15,181	$13,514
Apr 21	$13,593	$15,628	$13,914
May 21	$13,605	$16,117	$13,933
Jun 21	$13,295	$16,012	$13,592
Jul 21	$13,381	$15,748	$13,751
Aug 21	$13,186	$16,047	$13,564
Sep 21	$13,112	$15,534	$13,525
Oct 21	$13,707	$15,904	$14,064
Nov 21	$12,791	$15,188	$13,104
Dec 21	$12,821	$15,816	$13,155
Jan 22	$12,671	$15,233	$12,918
Feb 22	$12,567	$14,931	$12,813
Mar 22	$12,491	$14,955	$12,921
Apr 22	$11,661	$14,016	$12,094
May 22	$11,456	$14,117	$11,807
Jun 22	$10,737	$12,902	$11,028
Jul 22	$11,353	$13,344	$11,663
Aug 22	$11,087	$12,915	$11,454
Sep 22	$10,427	$11,624	$10,805
Oct 22	$10,467	$11,972	$10,795
Nov 22	$11,778	$13,385	$11,995
Dec 22	$11,647	$13,285	$12,002
Jan 23	$12,496	$14,362	$12,849
Feb 23	$11,780	$13,859	$12,184
Mar 23	$12,174	$14,197	$12,557
Apr 23	$12,200	$14,444	$12,565
May 23	$11,568	$13,918	$11,947
Jun 23	$11,804	$14,543	$12,177
Jul 23	$12,791	$15,134	$13,245
Aug 23	$11,845	$14,451	$12,286
Sep 23	$11,704	$13,994	$12,167
Oct 23	$11,170	$13,417	$11,567
Nov 23	$11,444	$14,625	$11,886
Dec 23	$12,261	$15,360	$12,735
Jan 24	$11,630	$15,207	$12,158
Feb 24	$11,714	$15,592	$12,158
Mar 24	$12,057	$16,079	$12,525
Apr 24	$12,407	$15,791	$12,964
May 24	$12,906	$16,249	$13,388
Jun 24	$12,805	$16,234	$13,354
Jul 24	$13,286	$16,609	$13,794
Aug 24	$13,843	$17,082	$14,419
Sep 24	$14,879	$17,542	$15,567
Oct 24	$14,300	$16,682	$14,945
Nov 24	$15,133	$16,531	$15,752
Dec 24	$15,022	$16,210	$15,682
Jan 25	$15,482	$16,863	$16,236
Feb 25	$16,007	$17,096	$16,690
Mar 25	$16,336	$17,058	$17,139
Apr 25	$16,755	$17,674	$17,500
May 25	$17,644	$18,483	$18,474
Jun 25	$18,138	$19,111	$18,931
Jul 25	$18,565	$19,056	$19,494
Aug 25	$19,628	$19,717	$20,538
Sep 25	$19,792	$20,427	$20,714
Oct 25	$19,877	$20,840	$20,829
Nov 25	$19,811	$20,835	$20,735
Dec 25	$19,764	$21,459	$20,728
Jan 26	$20,273	$22,743	$21,300
Feb 26	$20,679	$23,885	$21,720
Mar 26	$20,052	$21,308	$20,881
Apr 26	$20,666	$23,364	$21,607
May 26	$21,172	$24,541	$22,242
Jun 26	$21,655	$24,396	$22,742
Jul 26	$23,568	$24,480	$24,785
Aug 26	$24,907	$25,109	$26,245

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
26.90%	13.56%	9.55%
MSCI ACWI ex USA Index (Net)...
27.35	9.37	9.64
MSCI Singapore 25/50 Index (Spliced)...
27.79	14.11	10.13

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 1,273,251,897
Holdings Count | Holding		20
Advisory Fees Paid, Amount		$ 4,149,397
InvestmentCompanyPortfolioTurnover		46.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$1,273,251,897
Number of Portfolio Holdings...
20
Net Investment Advisory Fees...
$4,149,397
Portfolio Turnover Rate...
46%

C000011965
Shareholder Report [Line Items]
Fund Name		iShares MSCI Taiwan ETF
Trading Symbol		EWT
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI Taiwan ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Taiwan ETF	$78	0.53%

Expenses Paid, Amount		$ 78
Expense Ratio, Percent		0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 93.10%.

  For the same period, the MSCI Emerging Markets Index (Net) returned 39.25% and the MSCI Taiwan 25/50 Index (Spliced) returned 93.08%.

What contributed to performance?

Taiwanese equities advanced during the reporting period, buoyed by the country’s pivotal role in the global technology supply chain. Semiconductor companies were significant contributors to the Fund’s return, as chip suppliers were supported by strong global demand for artificial intelligence (“AI”) infrastructure, rapid revenue growth, aggressive expansion, and solid pricing power. Electronic components companies benefited from strong demand for the components and equipment needed to support AI hardware and data center expansion. Additionally, technology hardware, storage, and peripherals companies were buoyed by the structural expansion of data center infrastructure, as demand increased for systems, thermal management solutions, and other equipment needed to support increasingly powerful computing workloads.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI Emerging Markets Index (Net)	MSCI Taiwan 25/50 Index (Spliced)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,264	$10,129	$10,286
Oct 16	$10,403	$10,153	$10,433
Nov 16	$10,158	$9,685	$10,192
Dec 16	$10,030	$9,707	$10,066
Jan 17	$10,520	$10,238	$10,566
Feb 17	$11,016	$10,551	$11,069
Mar 17	$11,209	$10,818	$11,264
Apr 17	$11,408	$11,054	$11,472
May 17	$11,658	$11,381	$11,727
Jun 17	$12,107	$11,496	$12,188
Jul 17	$12,418	$12,181	$12,510
Aug 17	$12,617	$12,453	$12,712
Sep 17	$12,158	$12,403	$12,254
Oct 17	$12,837	$12,838	$12,942
Nov 17	$12,459	$12,864	$12,567
Dec 17	$12,589	$13,326	$12,708
Jan 18	$13,451	$14,436	$13,583
Feb 18	$13,051	$13,770	$13,182
Mar 18	$13,148	$13,496	$13,284
Apr 18	$12,731	$13,455	$12,865
May 18	$12,749	$12,978	$12,889
Jun 18	$12,519	$12,439	$12,664
Jul 18	$13,075	$12,712	$13,233
Aug 18	$13,176	$12,368	$13,341
Sep 18	$13,145	$12,303	$13,315
Oct 18	$11,598	$11,231	$11,750
Nov 18	$11,584	$11,694	$11,742
Dec 18	$11,381	$11,384	$11,540
Jan 19	$11,653	$12,381	$11,818
Feb 19	$12,155	$12,409	$12,332
Mar 19	$12,431	$12,513	$12,611
Apr 19	$12,890	$12,777	$13,084
May 19	$11,926	$11,849	$12,113
Jun 19	$12,532	$12,589	$12,736
Jul 19	$12,854	$12,435	$13,058
Aug 19	$12,528	$11,829	$12,743
Sep 19	$12,994	$12,055	$13,222
Oct 19	$13,955	$12,563	$14,205
Nov 19	$14,141	$12,546	$14,405
Dec 19	$15,076	$13,482	$15,366
Jan 20	$14,344	$12,853	$14,627
Feb 20	$14,057	$12,175	$14,342
Mar 20	$12,124	$10,300	$12,368
Apr 20	$13,881	$11,243	$14,169
May 20	$13,620	$11,330	$13,903
Jun 20	$14,800	$12,162	$15,115
Jul 20	$16,531	$13,249	$16,880
Aug 20	$16,204	$13,542	$16,545
Sep 20	$16,403	$13,325	$16,764
Oct 20	$16,634	$13,599	$17,010
Nov 20	$18,204	$14,857	$18,629
Dec 20	$19,961	$15,949	$20,453
Jan 21	$20,692	$16,439	$21,204
Feb 21	$21,830	$16,564	$22,381
Mar 21	$22,231	$16,314	$22,798
Apr 21	$24,314	$16,720	$24,946
May 21	$23,310	$16,912	$23,983
Jun 21	$24,037	$17,137	$24,694
Jul 21	$23,711	$15,984	$24,284
Aug 21	$24,273	$16,402	$25,080
Sep 21	$23,362	$15,751	$24,226
Oct 21	$23,707	$15,906	$24,381
Nov 21	$24,216	$15,258	$25,040
Dec 21	$25,626	$15,544	$26,466
Jan 22	$25,160	$15,250	$25,508
Feb 22	$24,654	$14,794	$25,210
Mar 22	$23,718	$14,460	$24,733
Apr 22	$21,582	$13,655	$22,539
May 22	$22,193	$13,716	$23,143
Jun 22	$19,480	$12,804	$20,109
Jul 22	$19,857	$12,773	$20,444
Aug 22	$19,428	$12,826	$20,291
Sep 22	$16,701	$11,322	$17,387
Oct 22	$16,057	$10,971	$16,710
Nov 22	$19,431	$12,598	$19,935
Dec 22	$18,258	$12,421	$19,024
Jan 23	$20,361	$13,402	$21,002
Feb 23	$19,984	$12,533	$20,953
Mar 23	$20,675	$12,912	$21,460
Apr 23	$20,030	$12,766	$20,787
May 23	$21,099	$12,552	$22,028
Jun 23	$21,469	$13,028	$22,324
Jul 23	$21,915	$13,839	$22,753
Aug 23	$20,820	$12,987	$21,732
Sep 23	$20,308	$12,647	$21,090
Oct 23	$19,847	$12,156	$20,605
Nov 23	$22,293	$13,128	$23,306
Dec 23	$23,579	$13,642	$24,641
Jan 24	$22,871	$13,008	$23,884
Feb 24	$23,867	$13,627	$24,848
Mar 24	$24,903	$13,927	$25,994
Apr 24	$24,201	$14,027	$25,452
May 24	$25,853	$14,107	$26,851
Jun 24	$27,804	$14,663	$29,111
Jul 24	$27,144	$14,707	$27,919
Aug 24	$27,660	$14,944	$28,861
Sep 24	$27,722	$15,942	$29,086
Oct 24	$27,684	$15,233	$29,541
Nov 24	$27,277	$14,686	$28,278
Dec 24	$27,540	$14,666	$28,953
Jan 25	$27,463	$14,927	$29,426
Feb 25	$27,123	$15,000	$29,012
Mar 25	$25,224	$15,095	$25,976
Apr 25	$25,267	$15,293	$26,433
May 25	$27,870	$15,946	$29,612
Jun 25	$30,236	$16,904	$31,661
Jul 25	$31,060	$17,234	$32,909
Aug 25	$31,086	$17,455	$32,894
Sep 25	$33,546	$18,703	$35,001
Oct 25	$35,158	$19,485	$37,165
Nov 25	$34,065	$19,019	$35,714
Dec 25	$35,199	$19,588	$37,108
Jan 26	$37,814	$21,322	$40,234
Feb 26	$42,101	$22,494	$45,006
Mar 26	$39,044	$19,556	$39,769
Apr 26	$49,201	$22,433	$50,879
May 26	$56,657	$24,606	$60,352
Jun 26	$60,142	$24,259	$62,083
Jul 26	$52,941	$23,513	$56,810
Aug 26	$60,027	$24,305	$63,512

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
93.10%	19.85%	19.63%
MSCI Emerging Markets Index (Net)...
39.25	8.18	9.29
MSCI Taiwan 25/50 Index (Spliced)...
93.08	20.42	20.31

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date			Aug. 31, 2025
AssetsNet		$ 11,755,523,533
Holdings Count | Holding		80
Advisory Fees Paid, Amount		$ 44,206,521
InvestmentCompanyPortfolioTurnover		40.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$11,755,523,533
Number of Portfolio Holdings...
80
Net Investment Advisory Fees...
$44,206,521
Portfolio Turnover Rate...
40%

Updated Prospectus Phone Number		(1-800-474-2737)
Updated Prospectus Web Address		blackrock.com/fundreports
C000050068
Shareholder Report [Line Items]
Fund Name		iShares MSCI Thailand ETF
Trading Symbol		THD
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI Thailand ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Thailand ETF	$61	0.53%

Expenses Paid, Amount		$ 61
Expense Ratio, Percent		0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 31.69%.

  For the same period, the MSCI Emerging Markets Index (Net) returned 39.25% and the MSCI Thailand IMI 25/50 Index (Net) returned 32.25%.

What contributed to performance?

Information technology stocks contributed to the Fund’s return during the reporting period. A manufacturer of electronics components benefited primarily from surging global demand for its high-power artificial intelligence server power supplies and the rapid commercial adoption of its liquid cooling thermal management systems across hyperscale data centers. Geopolitical energy shocks sent crude oil prices higher, supporting firms in the energy sector. Notably, a natural gas and oil conglomerate benefited from robust production growth and elevated realized selling prices from its upstream exploration and production unit, alongside expanding downstream refining margins. In the financials sector, diversified banks benefited from reduced political uncertainty, an upgrade to the country’s sovereign credit outlook by a major rating agency, and improving investor sentiment.

What detracted from performance?

During the reporting period, there were no significant detractors to the Fund’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI Emerging Markets Index (Net)	MSCI Thailand IMI 25/50 Index (Net)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$9,608	$10,129	$9,607
Oct 16	$9,515	$10,153	$9,516
Nov 16	$9,425	$9,685	$9,432
Dec 16	$9,626	$9,707	$9,629
Jan 17	$9,986	$10,238	$9,989
Feb 17	$10,020	$10,551	$10,026
Mar 17	$10,345	$10,818	$10,347
Apr 17	$10,314	$11,054	$10,324
May 17	$10,448	$11,381	$10,463
Jun 17	$10,550	$11,496	$10,566
Jul 17	$10,747	$12,181	$10,767
Aug 17	$11,201	$12,453	$11,222
Sep 17	$11,600	$12,403	$11,621
Oct 17	$11,977	$12,838	$11,999
Nov 17	$12,133	$12,864	$12,163
Dec 17	$12,607	$13,326	$12,654
Jan 18	$13,612	$14,436	$13,663
Feb 18	$13,756	$13,770	$13,814
Mar 18	$13,391	$13,496	$13,447
Apr 18	$13,437	$13,455	$13,501
May 18	$12,807	$12,978	$12,862
Jun 18	$11,384	$12,439	$11,431
Jul 18	$12,256	$12,712	$12,309
Aug 18	$12,606	$12,368	$12,664
Sep 18	$13,067	$12,303	$13,130
Oct 18	$12,063	$11,231	$12,121
Nov 18	$11,959	$11,694	$12,019
Dec 18	$11,501	$11,384	$11,562
Jan 19	$12,642	$12,381	$12,713
Feb 19	$12,609	$12,409	$12,683
Mar 19	$12,378	$12,513	$12,453
Apr 19	$12,625	$12,777	$12,721
May 19	$12,342	$11,849	$12,429
Jun 19	$13,537	$12,589	$13,638
Jul 19	$13,229	$12,435	$13,327
Aug 19	$12,863	$11,829	$12,962
Sep 19	$12,688	$12,055	$12,791
Oct 19	$12,477	$12,563	$12,582
Nov 19	$12,428	$12,546	$12,538
Dec 19	$12,521	$13,482	$12,636
Jan 20	$11,387	$12,853	$11,495
Feb 20	$10,032	$12,175	$10,125
Mar 20	$8,165	$10,300	$8,240
Apr 20	$9,590	$11,243	$9,690
May 20	$10,085	$11,330	$10,194
Jun 20	$10,349	$12,162	$10,463
Jul 20	$10,112	$13,249	$10,228
Aug 20	$9,959	$13,542	$10,072
Sep 20	$9,065	$13,325	$9,167
Oct 20	$8,910	$13,599	$9,009
Nov 20	$10,976	$14,857	$11,108
Dec 20	$11,310	$15,949	$11,448
Jan 21	$11,406	$16,439	$11,543
Feb 21	$11,461	$16,564	$11,844
Mar 21	$11,996	$16,314	$12,151
Apr 21	$11,927	$16,720	$12,078
May 21	$11,855	$16,912	$12,004
Jun 21	$11,599	$17,137	$11,724
Jul 21	$10,822	$15,984	$10,941
Aug 21	$11,916	$16,402	$12,078
Sep 21	$11,042	$15,751	$11,250
Oct 21	$11,466	$15,906	$11,611
Nov 21	$10,811	$15,258	$10,978
Dec 21	$11,498	$15,544	$11,664
Jan 22	$11,539	$15,250	$11,623
Feb 22	$12,016	$14,794	$12,129
Mar 22	$11,813	$14,460	$12,024
Apr 22	$11,314	$13,655	$11,553
May 22	$11,555	$13,716	$11,753
Jun 22	$10,576	$12,804	$10,727
Jul 22	$10,362	$12,773	$10,442
Aug 22	$10,835	$12,826	$11,024
Sep 22	$10,067	$11,322	$10,269
Oct 22	$10,205	$10,971	$10,357
Nov 22	$11,338	$12,598	$11,463
Dec 22	$11,676	$12,421	$11,874
Jan 23	$12,244	$13,402	$12,393
Feb 23	$11,026	$12,533	$11,205
Mar 23	$11,408	$12,912	$11,571
Apr 23	$11,008	$12,766	$11,152
May 23	$10,635	$12,552	$10,792
Jun 23	$10,345	$13,028	$10,489
Jul 23	$11,098	$13,839	$11,265
Aug 23	$10,929	$12,987	$11,112
Sep 23	$9,916	$12,647	$10,102
Oct 23	$9,529	$12,156	$9,678
Nov 23	$9,700	$13,128	$9,847
Dec 23	$10,254	$13,642	$10,425
Jan 24	$9,462	$13,008	$9,614
Feb 24	$9,472	$13,627	$9,609
Mar 24	$9,346	$13,927	$9,471
Apr 24	$9,233	$14,027	$9,415
May 24	$9,187	$14,107	$9,299
Jun 24	$8,852	$14,663	$9,006
Jul 24	$9,265	$14,707	$9,388
Aug 24	$10,081	$14,944	$10,243
Sep 24	$11,313	$15,942	$11,531
Oct 24	$10,813	$15,233	$10,989
Nov 24	$10,272	$14,686	$10,406
Dec 24	$10,064	$14,666	$10,249
Jan 25	$9,542	$14,927	$9,731
Feb 25	$8,813	$15,000	$8,933
Mar 25	$8,565	$15,095	$8,666
Apr 25	$9,045	$15,293	$9,204
May 25	$8,808	$15,946	$8,965
Jun 25	$8,495	$16,904	$8,622
Jul 25	$9,625	$17,234	$9,818
Aug 25	$9,676	$17,455	$9,832
Sep 25	$9,964	$18,703	$10,130
Oct 25	$10,232	$19,485	$10,421
Nov 25	$9,927	$19,019	$10,070
Dec 25	$10,152	$19,588	$10,351
Jan 26	$10,784	$21,322	$10,997
Feb 26	$12,794	$22,494	$13,039
Mar 26	$11,585	$19,556	$11,682
Apr 26	$12,060	$22,433	$12,238
May 26	$12,541	$24,606	$12,794
Jun 26	$12,575	$24,259	$12,723
Jul 26	$12,687	$23,513	$12,986
Aug 26	$12,743	$24,305	$13,002

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
31.69%	1.35%	2.45%
MSCI Emerging Markets Index (Net)...
39.25	8.18	9.29
MSCI Thailand IMI 25/50 Index (Net)...
32.25	1.49	2.66

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date			Aug. 31, 2025
AssetsNet		$ 345,767,524
Holdings Count | Holding		86
Advisory Fees Paid, Amount		$ 1,441,221
InvestmentCompanyPortfolioTurnover		10.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$345,767,524
Number of Portfolio Holdings...
86
Net Investment Advisory Fees...
$1,441,221
Portfolio Turnover Rate...
10%

Updated Prospectus Phone Number		(1-800-474-2737)
Updated Prospectus Web Address		blackrock.com/fundreports
C000141922
Shareholder Report [Line Items]
Fund Name		iShares Currency Hedged MSCI Emerging Markets ETF
Trading Symbol		HEEM
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares Currency Hedged MSCI Emerging Markets ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Currency Hedged MSCI Emerging Markets ETF	$0Footnote Reference(a)	0.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	[1]	$ 0
Expense Ratio, Percent	[1]	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 36.61%.

  For the same period, the MSCI Emerging Markets Index (Net) returned 39.25% and the MSCI Emerging Markets 100% Hedged to USD Index (Net) returned 40.57%.

What contributed to performance?

Taiwanese stocks were the largest contributors to the Fund’s return during the reporting period, driven by the information technology sector. Semiconductor stocks were supported by soaring demand for advanced chips used in high-performance computing and artificial intelligence (“AI”) applications, benefiting manufacturers of cutting-edge semiconductors. Electronic component makers also benefited from strong demand related to AI infrastructure, particularly power management, thermal management, and other components used in data centers. South Korean equities were also meaningful contributors, as the information technology sector gained amid robust investment in AI. Stocks were further supported by surging global demand for advanced memory chips, which lifted export volumes and drove memory prices higher.

What detracted from performance?

Communication stocks in China detracted from the Fund’s return during the reporting period. A multinational technology and entertainment conglomerate was pressured by heavy AI spending that outpaced profit growth and concerns about slowing mobile gaming revenue. Broad weakness across the consumer discretionary sector, amid subdued consumer spending, also weighed on performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI Emerging Markets Index (Net)	MSCI Emerging Markets 100% Hedged to USD Index (Net)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,138	$10,129	$10,021
Oct 16	$10,092	$10,153	$10,060
Nov 16	$9,871	$9,685	$9,824
Dec 16	$9,834	$9,707	$9,817
Jan 17	$10,257	$10,238	$10,194
Feb 17	$10,304	$10,551	$10,350
Mar 17	$10,583	$10,818	$10,534
Apr 17	$10,778	$11,054	$10,764
May 17	$11,029	$11,381	$11,015
Jun 17	$11,197	$11,496	$11,179
Jul 17	$11,712	$12,181	$11,715
Aug 17	$11,955	$12,453	$11,947
Sep 17	$12,067	$12,403	$11,987
Oct 17	$12,465	$12,838	$12,439
Nov 17	$12,301	$12,864	$12,321
Dec 17	$12,587	$13,326	$12,620
Jan 18	$13,480	$14,436	$13,474
Feb 18	$12,777	$13,770	$12,946
Mar 18	$12,796	$13,496	$12,677
Apr 18	$12,663	$13,455	$12,834
May 18	$12,506	$12,978	$12,549
Jun 18	$12,145	$12,439	$12,239
Jul 18	$12,497	$12,712	$12,443
Aug 18	$12,287	$12,368	$12,367
Sep 18	$12,138	$12,303	$12,216
Oct 18	$11,196	$11,231	$11,273
Nov 18	$11,617	$11,694	$11,610
Dec 18	$11,210	$11,384	$11,316
Jan 19	$12,250	$12,381	$12,136
Feb 19	$12,172	$12,409	$12,264
Mar 19	$12,371	$12,513	$12,428
Apr 19	$12,687	$12,777	$12,736
May 19	$11,866	$11,849	$11,896
Jun 19	$12,415	$12,589	$12,443
Jul 19	$12,168	$12,435	$12,312
Aug 19	$11,952	$11,829	$11,998
Sep 19	$12,080	$12,055	$12,169
Oct 19	$12,457	$12,563	$12,530
Nov 19	$12,526	$12,546	$12,595
Dec 19	$13,260	$13,482	$13,319
Jan 20	$12,664	$12,853	$12,878
Feb 20	$12,293	$12,175	$12,388
Mar 20	$10,716	$10,300	$10,853
Apr 20	$11,492	$11,243	$11,810
May 20	$11,798	$11,330	$11,876
Jun 20	$12,494	$12,162	$12,658
Jul 20	$13,436	$13,249	$13,684
Aug 20	$13,804	$13,542	$13,971
Sep 20	$13,638	$13,325	$13,732
Oct 20	$13,743	$13,599	$13,929
Nov 20	$14,796	$14,857	$15,016
Dec 20	$15,658	$15,949	$15,927
Jan 21	$16,279	$16,439	$16,518
Feb 21	$16,442	$16,564	$16,677
Mar 21	$16,386	$16,314	$16,519
Apr 21	$16,447	$16,720	$16,771
May 21	$16,559	$16,912	$16,804
Jun 21	$16,798	$17,137	$17,104
Jul 21	$15,829	$15,984	$16,050
Aug 21	$16,008	$16,402	$16,395
Sep 21	$15,558	$15,751	$15,920
Oct 21	$15,706	$15,906	$16,040
Nov 21	$15,159	$15,258	$15,508
Dec 21	$15,328	$15,544	$15,715
Jan 22	$15,323	$15,250	$15,416
Feb 22	$14,770	$14,794	$15,064
Mar 22	$14,270	$14,460	$14,622
Apr 22	$13,686	$13,655	$14,100
May 22	$13,671	$13,716	$14,062
Jun 22	$13,251	$12,804	$13,426
Jul 22	$13,254	$12,773	$13,435
Aug 22	$13,187	$12,826	$13,588
Sep 22	$12,003	$11,322	$12,331
Oct 22	$11,788	$10,971	$12,002
Nov 22	$13,232	$12,598	$13,436
Dec 22	$12,819	$12,421	$13,156
Jan 23	$13,818	$13,402	$14,018
Feb 23	$13,051	$12,533	$13,375
Mar 23	$13,362	$12,912	$13,662
Apr 23	$13,306	$12,766	$13,566
May 23	$13,065	$12,552	$13,426
Jun 23	$13,596	$13,028	$13,884
Jul 23	$14,301	$13,839	$14,625
Aug 23	$13,574	$12,987	$13,949
Sep 23	$13,271	$12,647	$13,702
Oct 23	$12,866	$12,156	$13,206
Nov 23	$13,658	$13,128	$14,038
Dec 23	$14,054	$13,642	$14,482
Jan 24	$13,605	$13,008	$13,984
Feb 24	$14,214	$13,627	$14,688
Mar 24	$14,669	$13,927	$15,084
Apr 24	$14,784	$14,027	$15,338
May 24	$15,039	$14,107	$15,415
Jun 24	$15,484	$14,663	$16,074
Jul 24	$15,638	$14,707	$16,172
Aug 24	$15,626	$14,944	$16,239
Sep 24	$16,385	$15,942	$17,151
Oct 24	$16,130	$15,233	$16,670
Nov 24	$15,852	$14,686	$16,216
Dec 24	$15,807	$14,666	$16,406
Jan 25	$16,096	$14,927	$16,657
Feb 25	$16,316	$15,000	$16,774
Mar 25	$16,431	$15,095	$16,820
Apr 25	$16,213	$15,293	$16,778
May 25	$16,673	$15,946	$17,306
Jun 25	$17,677	$16,904	$18,173
Jul 25	$18,096	$17,234	$18,795
Aug 25	$18,599	$17,455	$19,067
Sep 25	$19,916	$18,703	$20,419
Oct 25	$20,702	$19,485	$21,357
Nov 25	$20,496	$19,019	$21,021
Dec 25	$20,859	$19,588	$21,580
Jan 26	$22,528	$21,322	$23,483
Feb 26	$23,710	$22,494	$24,663
Mar 26	$22,102	$19,556	$22,171
Apr 26	$24,646	$22,433	$25,158
May 26	$26,410	$24,606	$27,584
Jun 26	$26,769	$24,259	$27,547
Jul 26	$24,623	$23,513	$26,257
Aug 26	$25,409	$24,305	$26,803

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
36.61%	9.68%	9.77%
MSCI Emerging Markets Index (Net)...
39.25	8.18	9.29
MSCI Emerging Markets 100% Hedged to USD Index (Net)...
40.57	10.33	10.36

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date			Aug. 31, 2025
AssetsNet		$ 288,980,856
Holdings Count | Holding		269
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		7.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$288,980,856
Number of Portfolio Holdings...
269
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
7%

Holdings [Text Block]

Portfolio composition

Sector allocation (of the underlying fund) Footnote Reference(a)

Table Summary
Asset Type	Percent of Net Assets
Investment Companies...
100.0%
Forward foreign currency exchange contracts, net cumulative depreciation...
(1.6)
Other Assets Less Liabilities...
1.6
Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(b)
Information Technology...
41.9%
Financials...
19.5
Consumer Discretionary...
8.0
Industrials...
6.5
Materials...
6.3
Communication Services...
6.1
Energy...
3.4
Health Care...
2.7
Consumer Staples...
2.7
Utilities...
1.9
Real Estate...
1.0
Footnote	Description
Footnote(a)	The underlying fund is iShares MSCI Emerging Markets ETF.
Footnote(b)	Excludes money market funds.

Updated Prospectus Phone Number		(1-800-474-2737)
Updated Prospectus Web Address		blackrock.com/fundreports
C000011970
Shareholder Report [Line Items]
Fund Name		iShares MSCI Emerging Markets ETF
Trading Symbol		EEM
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI Emerging Markets ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Emerging Markets ETF	$83	0.70%

Expenses Paid, Amount		$ 83
Expense Ratio, Percent		0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 37.50%.

  For the same period, the MSCI Emerging Markets Index (Net) returned 39.25%.

What contributed to performance?

Taiwanese stocks were the largest contributors to the Fund’s return during the reporting period, driven by the information technology sector. Semiconductor stocks were supported by soaring demand for advanced chips used in high-performance computing and artificial intelligence (“AI”) applications, benefiting manufacturers of cutting-edge semiconductors. Electronic component makers also benefited from strong demand related to AI infrastructure, particularly power management, thermal management, and other components used in data centers. South Korean equities were also meaningful contributors, as the information technology sector gained amid robust investment in AI. Stocks were further supported by surging global demand for advanced memory chips, which lifted export volumes and drove memory prices higher.

What detracted from performance?

Communication stocks in China detracted from the Fund’s return during the reporting period. A multinational technology and entertainment conglomerate was pressured by heavy AI spending that outpaced profit growth and concerns about slowing mobile gaming revenue. Broad weakness across the consumer discretionary sector, amid subdued consumer spending, also weighed on performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI Emerging Markets Index (Net)
Aug 16	$10,000	$10,000
Sep 16	$10,122	$10,129
Oct 16	$10,142	$10,153
Nov 16	$9,668	$9,685
Dec 16	$9,688	$9,707
Jan 17	$10,213	$10,238
Feb 17	$10,522	$10,551
Mar 17	$10,783	$10,818
Apr 17	$11,015	$11,054
May 17	$11,334	$11,381
Jun 17	$11,442	$11,496
Jul 17	$12,114	$12,181
Aug 17	$12,380	$12,453
Sep 17	$12,322	$12,403
Oct 17	$12,742	$12,838
Nov 17	$12,758	$12,864
Dec 17	$13,216	$13,326
Jan 18	$14,308	$14,436
Feb 18	$13,640	$13,770
Mar 18	$13,368	$13,496
Apr 18	$13,314	$13,455
May 18	$12,837	$12,978
Jun 18	$12,300	$12,439
Jul 18	$12,568	$12,712
Aug 18	$12,220	$12,368
Sep 18	$12,155	$12,303
Oct 18	$11,098	$11,231
Nov 18	$11,548	$11,694
Dec 18	$11,236	$11,384
Jan 19	$12,214	$12,381
Feb 19	$12,231	$12,409
Mar 19	$12,326	$12,513
Apr 19	$12,579	$12,777
May 19	$11,661	$11,849
Jun 19	$12,388	$12,589
Jul 19	$12,232	$12,435
Aug 19	$11,625	$11,829
Sep 19	$11,839	$12,055
Oct 19	$12,333	$12,563
Nov 19	$12,304	$12,546
Dec 19	$13,222	$13,482
Jan 20	$12,596	$12,853
Feb 20	$11,929	$12,175
Mar 20	$10,090	$10,300
Apr 20	$10,946	$11,243
May 20	$11,099	$11,330
Jun 20	$11,898	$12,162
Jul 20	$12,953	$13,249
Aug 20	$13,232	$13,542
Sep 20	$13,015	$13,325
Oct 20	$13,270	$13,599
Nov 20	$14,491	$14,857
Dec 20	$15,544	$15,949
Jan 21	$16,015	$16,439
Feb 21	$16,111	$16,564
Mar 21	$15,868	$16,314
Apr 21	$16,252	$16,720
May 21	$16,438	$16,912
Jun 21	$16,648	$17,137
Jul 21	$15,503	$15,984
Aug 21	$15,840	$16,402
Sep 21	$15,205	$15,751
Oct 21	$15,340	$15,906
Nov 21	$14,695	$15,258
Dec 21	$14,966	$15,544
Jan 22	$14,923	$15,250
Feb 22	$14,177	$14,794
Mar 22	$13,800	$14,460
Apr 22	$13,010	$13,655
May 22	$13,128	$13,716
Jun 22	$12,361	$12,804
Jul 22	$12,299	$12,773
Aug 22	$12,240	$12,826
Sep 22	$10,821	$11,322
Oct 22	$10,533	$10,971
Nov 22	$12,223	$12,598
Dec 22	$11,891	$12,421
Jan 23	$12,905	$13,402
Feb 23	$11,992	$12,533
Mar 23	$12,381	$12,912
Apr 23	$12,280	$12,766
May 23	$12,010	$12,552
Jun 23	$12,499	$13,028
Jul 23	$13,264	$13,839
Aug 23	$12,391	$12,987
Sep 23	$12,043	$12,647
Oct 23	$11,614	$12,156
Nov 23	$12,494	$13,128
Dec 23	$12,948	$13,642
Jan 24	$12,344	$13,008
Feb 24	$12,923	$13,627
Mar 24	$13,234	$13,927
Apr 24	$13,210	$14,027
May 24	$13,418	$14,107
Jun 24	$13,834	$14,663
Jul 24	$13,930	$14,707
Aug 24	$14,069	$14,944
Sep 24	$14,875	$15,942
Oct 24	$14,343	$15,233
Nov 24	$13,989	$14,686
Dec 24	$13,847	$14,666
Jan 25	$14,105	$14,927
Feb 25	$14,203	$15,000
Mar 25	$14,383	$15,095
Apr 25	$14,456	$15,293
May 25	$15,013	$15,946
Jun 25	$16,006	$16,904
Jul 25	$16,218	$17,234
Aug 25	$16,558	$17,455
Sep 25	$17,699	$18,703
Oct 25	$18,367	$19,485
Nov 25	$18,003	$19,019
Dec 25	$18,464	$19,588
Jan 26	$19,951	$21,322
Feb 26	$21,083	$22,494
Mar 26	$18,979	$19,556
Apr 26	$21,417	$22,433
May 26	$23,109	$24,606
Jun 26	$23,218	$24,259
Jul 26	$21,844	$23,513
Aug 26	$22,767	$24,305

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
37.50%	7.52%	8.58%
MSCI Emerging Markets Index (Net)...
39.25	8.18	9.29

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 31,206,660,852
Holdings Count | Holding		1,192
Advisory Fees Paid, Amount		$ 178,032,005
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$31,206,660,852
Number of Portfolio Holdings...
1,192
Net Investment Advisory Fees...
$178,032,005
Portfolio Turnover Rate...
12%

C000011950
Shareholder Report [Line Items]
Fund Name		iShares MSCI Australia ETF
Trading Symbol		EWA
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI Australia ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Australia ETF	$51	0.48%

Expenses Paid, Amount		$ 51
Expense Ratio, Percent		0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 14.32%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 27.35% and the MSCI Australia Index (Net) returned 14.70%.

What contributed to performance?

The materials sector was the largest contributor to the Fund’s return during the reporting period. The diversified metals and mining subsector benefited from the rapid expansion of energy-intensive artificial intelligence (“AI”) data centers and the transition to cleaner power, both of which boosted demand for copper and pushed prices to historic highs. Meanwhile, resilient demand and steady production volumes supported iron ore miners, while geopolitical tensions lifted gold prices, benefiting gold miners. Diversified banks in the financials sector were driven by robust net interest margins (the difference between the interest it earns on loans and the interest paid on deposits), while financial services firms were supported by fee growth and trading income.

What detracted from performance?

Firms in the healthcare sector detracted the most from the Fund’s return during the reporting period as a stronger domestic currency weighed on reported results amid geopolitical and macroeconomic headwinds. Information technology stocks also detracted. Application software firms declined due to investor concerns that AI would disrupt the software-as-a-service business model.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI Australia Index (Net)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,246	$10,123	$10,245
Oct 16	$10,025	$9,978	$10,028
Nov 16	$10,059	$9,747	$10,064
Dec 16	$10,302	$9,996	$10,316
Jan 17	$10,738	$10,350	$10,756
Feb 17	$11,142	$10,515	$11,159
Mar 17	$11,436	$10,782	$11,448
Apr 17	$11,350	$11,013	$11,368
May 17	$10,900	$11,370	$10,921
Jun 17	$11,199	$11,405	$11,234
Jul 17	$11,696	$11,826	$11,733
Aug 17	$11,670	$11,888	$11,708
Sep 17	$11,551	$12,108	$11,586
Oct 17	$11,711	$12,336	$11,751
Nov 17	$11,768	$12,436	$11,812
Dec 17	$12,317	$12,714	$12,372
Jan 18	$12,677	$13,423	$12,738
Feb 18	$12,243	$12,790	$12,295
Mar 18	$11,559	$12,564	$11,611
Apr 18	$11,835	$12,764	$11,895
May 18	$11,999	$12,470	$12,065
Jun 18	$12,138	$12,235	$12,215
Jul 18	$12,403	$12,528	$12,486
Aug 18	$12,187	$12,266	$12,264
Sep 18	$12,019	$12,322	$12,100
Oct 18	$11,106	$11,320	$11,183
Nov 18	$11,171	$11,427	$11,253
Dec 18	$10,800	$10,909	$10,888
Jan 19	$11,574	$11,734	$11,673
Feb 19	$11,967	$11,963	$12,065
Mar 19	$12,029	$12,034	$12,129
Apr 19	$12,169	$12,352	$12,275
May 19	$12,253	$11,689	$12,364
Jun 19	$12,887	$12,393	$13,014
Jul 19	$12,962	$12,243	$13,096
Aug 19	$12,401	$11,865	$12,529
Sep 19	$12,698	$12,170	$12,833
Oct 19	$12,916	$12,595	$13,057
Nov 19	$13,042	$12,706	$13,189
Dec 19	$13,221	$13,256	$13,384
Jan 20	$13,233	$12,900	$13,396
Feb 20	$11,779	$11,880	$11,923
Mar 20	$8,824	$10,160	$8,935
Apr 20	$10,167	$10,930	$10,301
May 20	$10,628	$11,288	$10,771
Jun 20	$11,361	$11,798	$11,517
Jul 20	$11,859	$12,324	$12,033
Aug 20	$12,523	$12,852	$12,707
Sep 20	$11,669	$12,536	$11,842
Oct 20	$11,669	$12,266	$11,845
Nov 20	$13,513	$13,916	$13,727
Dec 20	$14,321	$14,669	$14,553
Jan 21	$14,321	$14,700	$14,559
Feb 21	$14,698	$14,991	$14,943
Mar 21	$14,800	$15,181	$15,049
Apr 21	$15,523	$15,628	$15,791
May 21	$16,020	$16,117	$16,285
Jun 21	$15,764	$16,012	$16,082
Jul 21	$15,589	$15,748	$15,870
Aug 21	$15,740	$16,047	$16,100
Sep 21	$15,079	$15,534	$15,595
Oct 21	$16,001	$15,904	$16,206
Nov 21	$14,831	$15,188	$15,149
Dec 21	$15,623	$15,816	$15,922
Jan 22	$14,322	$15,233	$14,528
Feb 22	$15,122	$14,931	$15,377
Mar 22	$16,585	$14,955	$17,077
Apr 22	$15,458	$14,016	$16,075
May 22	$15,476	$14,117	$15,900
Jun 22	$13,750	$12,902	$13,984
Jul 22	$14,719	$13,344	$14,900
Aug 22	$14,240	$12,915	$14,746
Sep 22	$12,722	$11,624	$13,042
Oct 22	$13,426	$11,972	$13,726
Nov 22	$15,354	$13,385	$15,397
Dec 22	$14,727	$13,285	$15,086
Jan 23	$16,415	$14,362	$16,700
Feb 23	$15,137	$13,859	$15,603
Mar 23	$15,152	$14,197	$15,507
Apr 23	$15,276	$14,444	$15,538
May 23	$14,476	$13,918	$14,797
Jun 23	$15,197	$14,543	$15,549
Jul 23	$15,740	$15,134	$16,170
Aug 23	$14,973	$14,451	$15,471
Sep 23	$14,468	$13,994	$15,029
Oct 23	$13,944	$13,417	$14,255
Nov 23	$15,134	$14,625	$15,662
Dec 23	$16,785	$15,360	$17,317
Jan 24	$16,242	$15,207	$17,046
Feb 24	$16,467	$15,592	$16,949
Mar 24	$16,937	$16,079	$17,455
Apr 24	$16,053	$15,791	$16,799
May 24	$16,959	$16,249	$17,396
Jun 24	$17,131	$16,234	$17,738
Jul 24	$17,547	$16,609	$18,034
Aug 24	$18,137	$17,082	$18,808
Sep 24	$18,990	$17,542	$19,782
Oct 24	$17,789	$16,682	$18,402
Nov 24	$18,498	$16,531	$19,038
Dec 24	$16,923	$16,210	$17,530
Jan 25	$17,563	$16,863	$18,422
Feb 25	$17,135	$17,096	$17,646
Mar 25	$16,701	$17,058	$17,070
Apr 25	$17,552	$17,674	$18,225
May 25	$18,379	$18,483	$18,996
Jun 25	$19,040	$19,111	$19,641
Jul 25	$18,821	$19,056	$19,659
Aug 25	$19,591	$19,717	$20,384
Sep 25	$19,540	$20,427	$20,320
Oct 25	$19,364	$20,840	$20,109
Nov 25	$18,720	$20,835	$19,422
Dec 25	$19,312	$21,459	$20,114
Jan 26	$20,330	$22,743	$21,449
Feb 26	$22,129	$23,885	$23,088
Mar 26	$20,462	$21,308	$20,777
Apr 26	$21,657	$23,364	$22,237
May 26	$21,554	$24,541	$22,465
Jun 26	$21,024	$24,396	$21,829
Jul 26	$21,910	$24,480	$22,826
Aug 26	$22,396	$25,109	$23,380

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
14.32%	7.31%	8.40%
MSCI ACWI ex USA Index (Net)...
27.35	9.37	9.64
MSCI Australia Index (Net)...
14.70	7.75	8.86

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 1,332,791,267
Holdings Count | Holding		45
Advisory Fees Paid, Amount		$ 6,695,056
InvestmentCompanyPortfolioTurnover		6.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$1,332,791,267
Number of Portfolio Holdings...
45
Net Investment Advisory Fees...
$6,695,056
Portfolio Turnover Rate...
6%

C000011968
Shareholder Report [Line Items]
Fund Name		iShares MSCI Brazil ETF
Trading Symbol		EWZ
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI Brazil ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Brazil ETF	$60	0.53%

Expenses Paid, Amount		$ 60
Expense Ratio, Percent		0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 28.05%.

  For the same period, the MSCI Emerging Markets Index (Net) returned 39.25% and the MSCI Brazil 25/50 Index (Net) returned 28.96%.

What contributed to performance?

Energy stocks were the largest contributors to the Fund’s return during the reporting period. Integrated oil and gas names advanced amid higher production, strong operating execution, and a rebound in crude prices as the escalating conflict in the Middle East heightened supply concerns, while new exploration activity provided an additional catalyst. Meanwhile, an oil and gas exploration and production company was supported by the ramp-up of a recently acquired asset, lower production costs, and higher oil prices. Stocks in the financials sector benefited from elevated interest rates and resilient capital markets activity, which supported earnings across banks and financial-services companies. Materials stocks also contributed, most notably within the metals and mining subsector. One of the world’s largest producers of iron ore and nickel gained on higher production volumes, improved operating efficiency, and stronger copper prices.

What detracted from performance?

During the reporting period, there were no significant detractors from the Fund’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI Emerging Markets Index (Net)	MSCI Brazil 25/50 Index (Net)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,027	$10,129	$10,032
Oct 16	$11,375	$10,153	$11,395
Nov 16	$10,060	$9,685	$10,081
Dec 16	$10,168	$9,707	$10,194
Jan 17	$11,159	$10,238	$11,199
Feb 17	$11,636	$10,551	$11,687
Mar 17	$11,153	$10,818	$11,205
Apr 17	$11,171	$11,054	$11,229
May 17	$10,606	$11,381	$10,664
Jun 17	$10,393	$11,496	$10,457
Jul 17	$11,505	$12,181	$11,584
Aug 17	$12,203	$12,453	$12,296
Sep 17	$12,684	$12,403	$12,786
Oct 17	$12,206	$12,838	$12,312
Nov 17	$11,837	$12,864	$11,944
Dec 17	$12,395	$13,326	$12,543
Jan 18	$14,369	$14,436	$14,494
Feb 18	$13,993	$13,770	$14,130
Mar 18	$13,673	$13,496	$13,813
Apr 18	$13,113	$13,455	$13,256
May 18	$11,022	$12,978	$11,142
Jun 18	$10,141	$12,439	$10,256
Jul 18	$11,295	$12,712	$11,432
Aug 18	$10,022	$12,368	$10,148
Sep 18	$10,695	$12,303	$10,839
Oct 18	$12,594	$11,231	$12,783
Nov 18	$12,362	$11,694	$12,552
Dec 18	$12,174	$11,384	$12,369
Jan 19	$14,369	$12,381	$14,610
Feb 19	$13,705	$12,409	$13,941
Mar 19	$13,149	$12,513	$13,384
Apr 19	$13,063	$12,777	$13,301
May 19	$13,292	$11,849	$13,548
Jun 19	$14,101	$12,589	$14,381
Jul 19	$14,491	$12,435	$14,790
Aug 19	$13,165	$11,829	$13,442
Sep 19	$13,487	$12,055	$13,780
Oct 19	$14,298	$12,563	$14,617
Nov 19	$13,703	$12,546	$14,017
Dec 19	$15,425	$13,482	$15,785
Jan 20	$14,314	$12,853	$14,663
Feb 20	$12,437	$12,175	$12,750
Mar 20	$7,696	$10,300	$7,896
Apr 20	$8,098	$11,243	$8,318
May 20	$8,770	$11,330	$9,019
Jun 20	$9,394	$12,162	$9,662
Jul 20	$10,749	$13,249	$11,058
Aug 20	$9,790	$13,542	$10,083
Sep 20	$9,096	$13,325	$9,377
Oct 20	$8,852	$13,599	$9,129
Nov 20	$10,918	$14,857	$11,263
Dec 20	$12,373	$15,949	$12,769
Jan 21	$11,391	$16,439	$11,761
Feb 21	$10,694	$16,564	$11,050
Mar 21	$11,147	$16,314	$11,526
Apr 21	$11,860	$16,720	$12,264
May 21	$12,976	$16,912	$13,399
Jun 21	$13,746	$17,137	$14,103
Jul 21	$12,647	$15,984	$13,253
Aug 21	$12,370	$16,402	$12,945
Sep 21	$10,902	$15,751	$11,299
Oct 21	$9,901	$15,906	$10,290
Nov 21	$9,824	$15,258	$10,154
Dec 21	$10,194	$15,544	$10,603
Jan 22	$11,493	$15,250	$11,949
Feb 22	$12,070	$14,794	$12,491
Mar 22	$13,794	$14,460	$14,375
Apr 22	$11,960	$13,655	$12,427
May 22	$12,878	$13,716	$13,450
Jun 22	$10,430	$12,804	$10,900
Jul 22	$11,058	$12,773	$11,505
Aug 22	$11,621	$12,826	$12,205
Sep 22	$11,278	$11,322	$11,782
Oct 22	$12,425	$10,971	$12,818
Nov 22	$12,062	$12,598	$12,479
Dec 22	$11,542	$12,421	$12,113
Jan 23	$12,404	$13,402	$12,972
Feb 23	$11,209	$12,533	$11,797
Mar 23	$11,227	$12,912	$11,784
Apr 23	$11,643	$12,766	$12,191
May 23	$11,773	$12,552	$12,261
Jun 23	$13,598	$13,028	$14,189
Jul 23	$14,222	$13,839	$14,870
Aug 23	$12,957	$12,987	$13,642
Sep 23	$12,919	$12,647	$13,671
Oct 23	$12,494	$12,156	$13,169
Nov 23	$14,282	$13,128	$15,038
Dec 23	$15,211	$13,642	$16,116
Jan 24	$14,322	$13,008	$15,164
Feb 24	$14,394	$13,627	$15,217
Mar 24	$14,111	$13,927	$14,947
Apr 24	$13,517	$14,027	$14,327
May 24	$12,861	$14,107	$13,608
Jun 24	$12,286	$14,663	$13,109
Jul 24	$12,519	$14,707	$13,294
Aug 24	$13,405	$14,944	$14,166
Sep 24	$13,250	$15,942	$14,079
Oct 24	$12,496	$15,233	$13,274
Nov 24	$11,479	$14,686	$12,346
Dec 24	$10,659	$14,666	$11,340
Jan 25	$11,938	$14,927	$12,725
Feb 25	$11,338	$15,000	$12,123
Mar 25	$12,150	$15,095	$12,916
Apr 25	$12,712	$15,293	$13,595
May 25	$12,765	$15,946	$13,604
Jun 25	$13,777	$16,904	$14,660
Jul 25	$12,759	$17,234	$13,637
Aug 25	$14,079	$17,455	$15,035
Sep 25	$14,831	$18,703	$15,854
Oct 25	$14,929	$19,485	$15,962
Nov 25	$16,078	$19,019	$17,189
Dec 25	$15,795	$19,588	$16,974
Jan 26	$18,395	$21,322	$19,793
Feb 26	$19,222	$22,494	$20,594
Mar 26	$18,951	$19,556	$20,187
Apr 26	$19,677	$22,433	$20,995
May 26	$17,811	$24,606	$19,065
Jun 26	$17,286	$24,259	$18,518
Jul 26	$18,342	$23,513	$19,673
Aug 26	$18,027	$24,305	$19,389

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
28.05%	7.82%	6.07%
MSCI Emerging Markets Index (Net)...
39.25	8.18	9.29
MSCI Brazil 25/50 Index (Net)...
28.96	8.42	6.85

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date			Aug. 31, 2025
AssetsNet		$ 8,173,701,763
Holdings Count | Holding		47
Advisory Fees Paid, Amount		$ 43,365,186
InvestmentCompanyPortfolioTurnover		31.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$8,173,701,763
Number of Portfolio Holdings...
47
Net Investment Advisory Fees...
$43,365,186
Portfolio Turnover Rate...
31%

Updated Prospectus Phone Number		(1-800-474-2737)
Updated Prospectus Web Address		blackrock.com/fundreports
C000011969
Shareholder Report [Line Items]
Fund Name		iShares MSCI Canada ETF
Trading Symbol		EWC
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI Canada ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Canada ETF	$55	0.48%

Expenses Paid, Amount		$ 55
Expense Ratio, Percent		0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 27.70%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 27.35% and the MSCI Canada Custom Capped Index (Spliced) returned 27.95%.

What contributed to performance?

Financial stocks were the most significant contributors to the Fund’s return during the reporting period. Diversified banks benefited from strong capital-markets activity, resilient loan activity, and growth in wealth management and other fee-based businesses. Additionally, life and health insurance companies gained amid solid growth in their insurance and wealth management businesses, supported by higher assets under management and continued demand for insurance products. In the materials sector, metals and mining firms were driven by higher gold prices and strong safe-haven demand amid heightened geopolitical and economic uncertainty. Meanwhile, energy companies moved higher amid higher crude oil prices, strong production, and resilient demand.

What detracted from performance?

During the reporting period, there were no notable detractors from the Fund’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI Canada Custom Capped Index (Spliced)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,111	$10,123	$10,110
Oct 16	$10,016	$9,978	$10,020
Nov 16	$10,253	$9,747	$10,259
Dec 16	$10,431	$9,996	$10,440
Jan 17	$10,818	$10,350	$10,828
Feb 17	$10,646	$10,515	$10,658
Mar 17	$10,690	$10,782	$10,701
Apr 17	$10,459	$11,013	$10,475
May 17	$10,435	$11,370	$10,450
Jun 17	$10,754	$11,405	$10,769
Jul 17	$11,176	$11,826	$11,194
Aug 17	$11,188	$11,888	$11,208
Sep 17	$11,598	$12,108	$11,620
Oct 17	$11,582	$12,336	$11,609
Nov 17	$11,651	$12,436	$11,677
Dec 17	$12,097	$12,714	$12,126
Jan 18	$12,203	$13,423	$12,238
Feb 18	$11,308	$12,790	$11,341
Mar 18	$11,202	$12,564	$11,235
Apr 18	$11,475	$12,764	$11,509
May 18	$11,698	$12,470	$11,736
Jun 18	$11,722	$12,235	$11,760
Jul 18	$12,001	$12,528	$12,043
Aug 18	$11,816	$12,266	$11,861
Sep 18	$11,795	$12,322	$11,842
Oct 18	$10,880	$11,320	$10,923
Nov 18	$10,921	$11,427	$10,967
Dec 18	$10,014	$10,909	$10,054
Jan 19	$11,295	$11,734	$11,344
Feb 19	$11,613	$11,963	$11,663
Mar 19	$11,529	$12,034	$11,580
Apr 19	$11,880	$12,352	$11,931
May 19	$11,400	$11,689	$11,452
Jun 19	$12,093	$12,393	$12,146
Jul 19	$12,029	$12,243	$12,087
Aug 19	$11,882	$11,865	$11,937
Sep 19	$12,168	$12,170	$12,227
Oct 19	$12,135	$12,595	$12,192
Nov 19	$12,442	$12,706	$12,503
Dec 19	$12,757	$13,256	$12,823
Jan 20	$12,689	$12,900	$12,752
Feb 20	$11,759	$11,880	$11,821
Mar 20	$9,233	$10,160	$9,280
Apr 20	$10,381	$10,930	$10,436
May 20	$10,714	$11,288	$10,771
Jun 20	$11,115	$11,798	$11,176
Jul 20	$11,761	$12,324	$11,822
Aug 20	$12,395	$12,852	$12,462
Sep 20	$11,787	$12,536	$11,852
Oct 20	$11,399	$12,266	$11,465
Nov 20	$13,011	$13,916	$13,091
Dec 20	$13,471	$14,669	$13,555
Jan 21	$13,362	$14,700	$13,436
Feb 21	$14,139	$14,991	$14,213
Mar 21	$14,855	$15,181	$14,938
Apr 21	$15,531	$15,628	$15,620
May 21	$16,517	$16,117	$16,615
Jun 21	$16,364	$16,012	$16,483
Jul 21	$16,369	$15,748	$16,464
Aug 21	$16,413	$16,047	$16,496
Sep 21	$15,965	$15,534	$16,067
Oct 21	$17,198	$15,904	$17,289
Nov 21	$16,395	$15,188	$16,441
Dec 21	$17,074	$15,816	$17,222
Jan 22	$16,967	$15,233	$17,085
Feb 22	$17,000	$14,931	$17,117
Mar 22	$17,872	$14,955	$18,025
Apr 22	$16,493	$14,016	$16,708
May 22	$16,815	$14,117	$16,950
Jun 22	$15,097	$12,902	$15,187
Jul 22	$15,808	$13,344	$15,929
Aug 22	$15,110	$12,915	$15,280
Sep 22	$13,789	$11,624	$13,980
Oct 22	$14,784	$11,972	$14,894
Nov 22	$15,779	$13,385	$15,795
Dec 22	$14,894	$13,285	$15,018
Jan 23	$16,269	$14,362	$16,371
Feb 23	$15,477	$13,859	$15,655
Mar 23	$15,542	$14,197	$15,665
Apr 23	$15,997	$14,444	$16,131
May 23	$15,122	$13,918	$15,249
Jun 23	$16,070	$14,543	$16,243
Jul 23	$16,576	$15,134	$16,769
Aug 23	$15,929	$14,451	$16,067
Sep 23	$15,360	$13,994	$15,586
Oct 23	$14,575	$13,417	$14,709
Nov 23	$16,057	$14,625	$16,238
Dec 23	$17,072	$15,360	$17,337
Jan 24	$16,912	$15,207	$17,201
Feb 24	$17,117	$15,592	$17,315
Mar 24	$17,812	$16,079	$18,025
Apr 24	$17,182	$15,791	$17,411
May 24	$17,803	$16,249	$18,005
Jun 24	$17,442	$16,234	$17,640
Jul 24	$18,296	$16,609	$18,500
Aug 24	$19,023	$17,082	$19,249
Sep 24	$19,498	$17,542	$19,756
Oct 24	$19,083	$16,682	$19,296
Nov 24	$20,316	$16,531	$20,576
Dec 24	$19,164	$16,210	$19,397
Jan 25	$19,618	$16,863	$19,941
Feb 25	$19,660	$17,096	$20,004
Mar 25	$19,361	$17,058	$19,614
Apr 25	$20,245	$17,674	$20,468
May 25	$21,407	$18,483	$21,650
Jun 25	$22,147	$19,111	$22,399
Jul 25	$22,119	$19,056	$22,469
Aug 25	$23,370	$19,717	$23,701
Sep 25	$24,238	$20,427	$24,583
Oct 25	$24,294	$20,840	$24,666
Nov 25	$25,256	$20,835	$25,708
Dec 25	$26,069	$21,459	$26,487
Jan 26	$26,249	$22,743	$26,788
Feb 26	$28,012	$23,885	$28,442
Mar 26	$26,516	$21,308	$26,836
Apr 26	$28,326	$23,364	$28,708
May 26	$28,522	$24,541	$28,994
Jun 26	$28,019	$24,396	$28,454
Jul 26	$28,815	$24,480	$29,259
Aug 26	$29,844	$25,109	$30,326

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
27.70%	12.70%	11.55%
MSCI ACWI ex USA Index (Net)...
27.35	9.37	9.64
MSCI Canada Custom Capped Index (Spliced)...
27.95	12.95	11.73

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 6,848,202,853
Holdings Count | Holding		85
Advisory Fees Paid, Amount		$ 22,169,147
InvestmentCompanyPortfolioTurnover		3.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$6,848,202,853
Number of Portfolio Holdings...
85
Net Investment Advisory Fees...
$22,169,147
Portfolio Turnover Rate...
3%

C000050066
Shareholder Report [Line Items]
Fund Name		iShares MSCI Chile ETF
Trading Symbol		ECH
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI Chile ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Chile ETF	$60	0.53%

Expenses Paid, Amount		$ 60
Expense Ratio, Percent		0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 26.65%.

  For the same period, the MSCI Emerging Markets Index (Net) returned 39.25% and the MSCI Chile IMI 25/50 Index (Net) returned 26.39%.

What contributed to performance?

Financial stocks contributed the most to the Fund’s performance during the reporting period. Diversified banks benefited from solid profitability, improving loan growth, and resilient net interest margins, which reflect the difference between interest earned on loans and interest paid on deposits. Additionally, a multi-sector holding company gained amid a broad improvement in its financial and healthcare businesses, as well as decreased regulatory pressure and clarity following structural health and pension system reforms in Chile. In the materials sector, a global mining and specialty chemicals producer benefited as a recovery in lithium prices sparked record lithium sales volumes.

What detracted from performance?

The consumer staples sector detracted from the Fund's return during the reporting period. Weaker consumer spending, unfavorable currency movements, and the implementation of a multi-year transformation plan negatively impacted a large multinational retail conglomerate.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI Emerging Markets Index (Net)	MSCI Chile IMI 25/50 Index (Net)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$9,997	$10,129	$10,003
Oct 16	$10,783	$10,153	$10,793
Nov 16	$10,250	$9,685	$10,265
Dec 16	$10,189	$9,707	$10,195
Jan 17	$10,646	$10,238	$10,654
Feb 17	$11,027	$10,551	$11,037
Mar 17	$11,816	$10,818	$11,829
Apr 17	$11,707	$11,054	$11,725
May 17	$11,726	$11,381	$11,728
Jun 17	$11,551	$11,496	$11,553
Jul 17	$12,596	$12,181	$12,603
Aug 17	$13,265	$12,453	$13,278
Sep 17	$13,442	$12,403	$13,461
Oct 17	$14,125	$12,838	$14,149
Nov 17	$12,422	$12,864	$12,447
Dec 17	$14,529	$13,326	$14,568
Jan 18	$15,517	$14,436	$15,558
Feb 18	$14,977	$13,770	$15,022
Mar 18	$14,615	$13,496	$14,661
Apr 18	$14,933	$13,455	$14,901
May 18	$13,776	$12,978	$13,719
Jun 18	$13,018	$12,439	$12,968
Jul 18	$13,517	$12,712	$13,474
Aug 18	$12,332	$12,368	$12,296
Sep 18	$12,778	$12,303	$12,745
Oct 18	$11,714	$11,231	$11,688
Nov 18	$12,149	$11,694	$12,128
Dec 18	$11,748	$11,384	$11,734
Jan 19	$13,161	$12,381	$13,154
Feb 19	$12,808	$12,409	$12,804
Mar 19	$12,237	$12,513	$12,242
Apr 19	$12,062	$12,777	$12,065
May 19	$11,022	$11,849	$11,014
Jun 19	$11,743	$12,589	$11,716
Jul 19	$11,118	$12,435	$11,120
Aug 19	$10,332	$11,829	$10,341
Sep 19	$10,773	$12,055	$10,782
Oct 19	$9,892	$12,563	$9,905
Nov 19	$8,653	$12,546	$8,673
Dec 19	$9,622	$13,482	$9,633
Jan 20	$8,808	$12,853	$8,819
Feb 20	$7,734	$12,175	$7,748
Mar 20	$6,277	$10,300	$6,295
Apr 20	$7,327	$11,243	$7,345
May 20	$6,961	$11,330	$6,970
Jun 20	$7,409	$12,162	$7,424
Jul 20	$8,162	$13,249	$8,182
Aug 20	$7,468	$13,542	$7,486
Sep 20	$7,085	$13,325	$7,104
Oct 20	$7,008	$13,599	$7,031
Nov 20	$7,971	$14,857	$8,001
Dec 20	$8,918	$15,949	$8,955
Jan 21	$8,891	$16,439	$8,932
Feb 21	$9,474	$16,564	$9,522
Mar 21	$10,160	$16,314	$10,219
Apr 21	$9,326	$16,720	$9,370
May 21	$8,663	$16,912	$8,695
Jun 21	$8,697	$17,137	$8,813
Jul 21	$8,276	$15,984	$8,319
Aug 21	$8,580	$16,402	$8,618
Sep 21	$7,897	$15,751	$7,936
Oct 21	$7,358	$15,906	$7,416
Nov 21	$7,783	$15,258	$7,787
Dec 21	$7,193	$15,544	$7,238
Jan 22	$8,078	$15,250	$8,148
Feb 22	$8,105	$14,794	$8,208
Mar 22	$9,070	$14,460	$9,136
Apr 22	$7,947	$13,655	$7,979
May 22	$9,441	$13,716	$9,468
Jun 22	$7,803	$12,804	$7,655
Jul 22	$8,556	$12,773	$8,564
Aug 22	$8,917	$12,826	$8,949
Sep 22	$7,816	$11,322	$7,886
Oct 22	$8,134	$10,971	$8,121
Nov 22	$8,677	$12,598	$8,587
Dec 22	$8,921	$12,421	$8,855
Jan 23	$9,703	$13,402	$9,637
Feb 23	$9,393	$12,533	$9,322
Mar 23	$9,542	$12,912	$9,559
Apr 23	$9,435	$12,766	$9,465
May 23	$9,406	$12,552	$9,315
Jun 23	$10,115	$13,028	$10,060
Jul 23	$10,638	$13,839	$10,581
Aug 23	$9,781	$12,987	$9,689
Sep 23	$9,109	$12,647	$9,027
Oct 23	$8,392	$12,156	$8,327
Nov 23	$9,186	$13,128	$9,196
Dec 23	$9,745	$13,642	$9,791
Jan 24	$8,849	$13,008	$8,812
Feb 24	$9,152	$13,627	$9,118
Mar 24	$9,251	$13,927	$9,216
Apr 24	$9,268	$14,027	$9,276
May 24	$9,774	$14,107	$9,725
Jun 24	$9,199	$14,663	$9,131
Jul 24	$9,220	$14,707	$9,156
Aug 24	$9,514	$14,944	$9,450
Sep 24	$9,725	$15,942	$9,706
Oct 24	$9,134	$15,233	$9,130
Nov 24	$9,031	$14,686	$8,999
Dec 24	$9,002	$14,666	$8,987
Jan 25	$9,775	$14,927	$9,762
Feb 25	$10,177	$15,000	$10,190
Mar 25	$10,671	$15,095	$10,629
Apr 25	$11,209	$15,293	$11,074
May 25	$11,127	$15,946	$11,101
Jun 25	$11,511	$16,904	$11,451
Jul 25	$10,915	$17,234	$10,807
Aug 25	$11,927	$17,455	$11,942
Sep 25	$11,965	$18,703	$11,936
Oct 25	$12,849	$19,485	$12,822
Nov 25	$13,863	$19,019	$13,867
Dec 25	$14,835	$19,588	$14,824
Jan 26	$16,671	$21,322	$16,878
Feb 26	$15,857	$22,494	$15,831
Mar 26	$14,483	$19,556	$14,355
Apr 26	$15,214	$22,433	$15,151
May 26	$15,359	$24,606	$15,339
Jun 26	$14,816	$24,259	$14,798
Jul 26	$14,730	$23,513	$14,742
Aug 26	$15,106	$24,305	$15,093

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
26.65%	11.98%	4.21%
MSCI Emerging Markets Index (Net)...
39.25	8.18	9.29
MSCI Chile IMI 25/50 Index (Net)...
26.39	11.86	4.20

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date			Aug. 31, 2025
AssetsNet		$ 1,043,420,643
Holdings Count | Holding		28
Advisory Fees Paid, Amount		$ 5,378,514
InvestmentCompanyPortfolioTurnover		48.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$1,043,420,643
Number of Portfolio Holdings...
28
Net Investment Advisory Fees...
$5,378,514
Portfolio Turnover Rate...
48%

Updated Prospectus Phone Number		(1-800-474-2737)
Updated Prospectus Web Address		blackrock.com/fundreports
C000061365
Shareholder Report [Line Items]
Fund Name		iShares MSCI Israel ETF
Trading Symbol		EIS
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI Israel ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Israel ETF	$61	0.53%

Expenses Paid, Amount		$ 61
Expense Ratio, Percent		0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 31.62%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 27.35% and the MSCI Israel Capped Investable Market Index (Net) returned 31.86%.

What contributed to performance?

Israeli stocks gained during the reporting period, with the financials sector contributing the most to the Fund’s return. Diversified banks gained due to strong loan growth and relatively high interest rates, which supported net interest income (the difference between the rates banks charge for loans and the rates they pay for deposits). Multi-line insurance companies benefited from improved underwriting results and resilient capital markets, while elevated geopolitical risks supported pricing in select insurance lines. A large manufacturer of generic medicines contributed as it successfully transitioned to developing and marketing branded specialty medicines. In the utilities sector, renewable energy companies advanced amid continued capacity expansion and growing demand for renewable power and energy storage.

What detracted from performance?

During the reporting period, there were no significant detractors from the Fund’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI Israel Capped Investable Market Index (Net)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$9,789	$10,123	$9,790
Oct 16	$9,411	$9,978	$9,414
Nov 16	$9,461	$9,747	$9,433
Dec 16	$9,509	$9,996	$9,483
Jan 17	$9,840	$10,350	$9,817
Feb 17	$10,313	$10,515	$10,290
Mar 17	$10,473	$10,782	$10,449
Apr 17	$10,620	$11,013	$10,599
May 17	$10,753	$11,370	$10,738
Jun 17	$11,186	$11,405	$11,174
Jul 17	$10,994	$11,826	$10,989
Aug 17	$9,923	$11,888	$9,921
Sep 17	$10,292	$12,108	$10,292
Oct 17	$10,201	$12,336	$10,207
Nov 17	$10,238	$12,436	$10,250
Dec 17	$10,753	$12,714	$10,767
Jan 18	$11,206	$13,423	$11,227
Feb 18	$10,786	$12,790	$10,810
Mar 18	$10,302	$12,564	$10,326
Apr 18	$10,268	$12,764	$10,297
May 18	$10,872	$12,470	$10,909
Jun 18	$10,895	$12,235	$10,937
Jul 18	$11,248	$12,528	$11,296
Aug 18	$11,899	$12,266	$11,956
Sep 18	$11,784	$12,322	$11,846
Oct 18	$11,014	$11,320	$11,079
Nov 18	$11,399	$11,427	$11,471
Dec 18	$10,217	$10,909	$10,261
Jan 19	$11,311	$11,734	$11,396
Feb 19	$11,465	$11,963	$11,561
Mar 19	$11,360	$12,034	$11,454
Apr 19	$11,827	$12,352	$11,931
May 19	$11,031	$11,689	$11,134
Jun 19	$11,491	$12,393	$11,605
Jul 19	$11,772	$12,243	$11,895
Aug 19	$11,250	$11,865	$11,376
Sep 19	$11,536	$12,170	$11,671
Oct 19	$11,831	$12,595	$11,980
Nov 19	$12,448	$12,706	$12,610
Dec 19	$12,353	$13,256	$12,517
Jan 20	$12,710	$12,900	$12,885
Feb 20	$11,912	$11,880	$12,082
Mar 20	$9,759	$10,160	$9,895
Apr 20	$10,851	$10,930	$11,003
May 20	$11,362	$11,288	$11,526
Jun 20	$11,086	$11,798	$11,250
Jul 20	$11,827	$12,324	$12,007
Aug 20	$12,210	$12,852	$12,403
Sep 20	$11,278	$12,536	$11,458
Oct 20	$11,379	$12,266	$11,568
Nov 20	$12,729	$13,916	$12,946
Dec 20	$13,771	$14,669	$14,011
Jan 21	$13,879	$14,700	$14,125
Feb 21	$13,920	$14,991	$14,168
Mar 21	$13,857	$15,181	$14,111
Apr 21	$14,745	$15,628	$15,029
May 21	$14,786	$16,117	$15,082
Jun 21	$15,016	$16,012	$15,304
Jul 21	$15,313	$15,748	$15,676
Aug 21	$15,579	$16,047	$15,924
Sep 21	$15,445	$15,534	$15,802
Oct 21	$16,366	$15,904	$16,727
Nov 21	$16,193	$15,188	$16,596
Dec 21	$16,970	$15,816	$17,396
Jan 22	$16,134	$15,233	$16,402
Feb 22	$16,127	$14,931	$16,508
Mar 22	$16,188	$14,955	$16,651
Apr 22	$15,084	$14,016	$15,529
May 22	$14,170	$14,117	$14,496
Jun 22	$12,994	$12,902	$13,245
Jul 22	$14,083	$13,344	$14,236
Aug 22	$14,584	$12,915	$15,053
Sep 22	$12,582	$11,624	$12,998
Oct 22	$13,369	$11,972	$13,795
Nov 22	$13,502	$13,385	$13,601
Dec 22	$12,390	$13,285	$12,722
Jan 23	$12,952	$14,362	$13,260
Feb 23	$11,955	$13,859	$12,298
Mar 23	$12,091	$14,197	$12,366
Apr 23	$11,917	$14,444	$12,165
May 23	$11,592	$13,918	$11,888
Jun 23	$11,923	$14,543	$12,203
Jul 23	$12,782	$15,134	$13,177
Aug 23	$12,289	$14,451	$12,654
Sep 23	$12,148	$13,994	$12,474
Oct 23	$10,395	$13,417	$10,668
Nov 23	$12,130	$14,625	$12,488
Dec 23	$13,049	$15,360	$13,476
Jan 24	$13,165	$15,207	$13,580
Feb 24	$14,279	$15,592	$14,675
Mar 24	$14,305	$16,079	$14,751
Apr 24	$13,311	$15,791	$13,757
May 24	$13,893	$16,249	$14,252
Jun 24	$13,750	$16,234	$14,133
Jul 24	$14,065	$16,609	$14,548
Aug 24	$15,191	$17,082	$15,662
Sep 24	$15,240	$17,542	$15,723
Oct 24	$15,436	$16,682	$15,958
Nov 24	$16,700	$16,531	$17,222
Dec 24	$17,459	$16,210	$18,063
Jan 25	$18,257	$16,863	$18,926
Feb 25	$18,016	$17,096	$18,725
Mar 25	$16,965	$17,058	$17,493
Apr 25	$17,852	$17,674	$18,506
May 25	$19,347	$18,483	$20,073
Jun 25	$21,588	$19,111	$22,440
Jul 25	$21,024	$19,056	$21,957
Aug 25	$21,740	$19,717	$22,638
Sep 25	$22,899	$20,427	$23,901
Oct 25	$23,426	$20,840	$24,466
Nov 25	$23,736	$20,835	$24,702
Dec 25	$25,419	$21,459	$26,509
Jan 26	$27,531	$22,743	$28,927
Feb 26	$27,465	$23,885	$28,612
Mar 26	$26,818	$21,308	$27,717
Apr 26	$29,966	$23,364	$31,243
May 26	$31,946	$24,541	$33,634
Jun 26	$28,061	$24,396	$29,273
Jul 26	$27,851	$24,480	$29,117
Aug 26	$28,615	$25,109	$29,851

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
31.62%	12.93%	11.09%
MSCI ACWI ex USA Index (Net)...
27.35	9.37	9.64
MSCI Israel Capped Investable Market Index (Net)...
31.86	13.39	11.56

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date			Aug. 31, 2025
AssetsNet		$ 897,290,945
Holdings Count | Holding		124
Advisory Fees Paid, Amount		$ 3,962,543
InvestmentCompanyPortfolioTurnover		16.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$897,290,945
Number of Portfolio Holdings...
124
Net Investment Advisory Fees...
$3,962,543
Portfolio Turnover Rate...
16%

Updated Prospectus Phone Number		(1-800-474-2737)
Updated Prospectus Web Address		blackrock.com/fundreports
C000011953
Shareholder Report [Line Items]
Fund Name		iShares MSCI Japan ETF
Trading Symbol		EWJ
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI Japan ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Japan ETF	$55	0.48%

Expenses Paid, Amount		$ 55
Expense Ratio, Percent		0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 28.09%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 27.35% and the MSCI Japan Index (Net) returned 27.82%.

What contributed to performance?

The information technology sector contributed the most to the Fund’s return during the reporting period. Semiconductor equipment companies benefited from strong artificial intelligence (“AI”)-related investment in leading-edge logic and memory, as well as growing demand for advanced packaging and more sophisticated testing as chip complexity increased. In the electronic components segment, companies benefited from sustained demand for AI data-center infrastructure. Financial stocks also contributed. As the Bank of Japan continued to normalize monetary policy with two rate hikes, diversified banks were supported by wider lending margins and higher net interest income (the difference between the interest banks earn on loans and the interest they pay on deposits.) In the industrials sector, trading companies gained amid solid activity across diversified businesses, including resources, infrastructure, industrials, and automotive-related activities.

What detracted from performance?

During the reporting period, there were no significant detractors from the Fund’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI Japan Index (Net)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,163	$10,123	$10,160
Oct 16	$10,294	$9,978	$10,294
Nov 16	$10,039	$9,747	$10,046
Dec 16	$10,132	$9,996	$10,143
Jan 17	$10,506	$10,350	$10,521
Feb 17	$10,617	$10,515	$10,638
Mar 17	$10,574	$10,782	$10,599
Apr 17	$10,689	$11,013	$10,710
May 17	$11,005	$11,370	$11,033
Jun 17	$11,119	$11,405	$11,150
Jul 17	$11,340	$11,826	$11,375
Aug 17	$11,331	$11,888	$11,369
Sep 17	$11,553	$12,108	$11,592
Oct 17	$12,081	$12,336	$12,127
Nov 17	$12,438	$12,436	$12,489
Dec 17	$12,519	$12,714	$12,576
Jan 18	$13,088	$13,423	$13,153
Feb 18	$12,885	$12,790	$12,955
Mar 18	$12,523	$12,564	$12,593
Apr 18	$12,699	$12,764	$12,766
May 18	$12,567	$12,470	$12,640
Jun 18	$12,246	$12,235	$12,322
Jul 18	$12,290	$12,528	$12,371
Aug 18	$12,313	$12,266	$12,398
Sep 18	$12,688	$12,322	$12,775
Oct 18	$11,612	$11,320	$11,695
Nov 18	$11,656	$11,427	$11,741
Dec 18	$10,870	$10,909	$10,957
Jan 19	$11,528	$11,734	$11,625
Feb 19	$11,522	$11,963	$11,621
Mar 19	$11,585	$12,034	$11,687
Apr 19	$11,745	$12,352	$11,849
May 19	$11,273	$11,689	$11,380
Jun 19	$11,693	$12,393	$11,806
Jul 19	$11,704	$12,243	$11,822
Aug 19	$11,579	$11,865	$11,702
Sep 19	$12,049	$12,170	$12,175
Oct 19	$12,629	$12,595	$12,766
Nov 19	$12,696	$12,706	$12,838
Dec 19	$12,956	$13,256	$13,105
Jan 20	$12,774	$12,900	$12,927
Feb 20	$11,601	$11,880	$11,745
Mar 20	$10,773	$10,160	$10,905
Apr 20	$11,350	$10,930	$11,493
May 20	$12,020	$11,288	$12,174
Jun 20	$12,011	$11,798	$12,172
Jul 20	$11,816	$12,324	$11,979
Aug 20	$12,710	$12,852	$12,891
Sep 20	$12,824	$12,536	$13,017
Oct 20	$12,620	$12,266	$12,809
Nov 20	$14,194	$13,916	$14,409
Dec 20	$14,774	$14,669	$15,004
Jan 21	$14,620	$14,700	$14,853
Feb 21	$14,838	$14,991	$15,078
Mar 21	$14,996	$15,181	$15,238
Apr 21	$14,765	$15,628	$15,006
May 21	$15,046	$16,117	$15,345
Jun 21	$14,918	$16,012	$15,196
Jul 21	$14,823	$15,748	$15,003
Aug 21	$15,152	$16,047	$15,464
Sep 21	$15,519	$15,534	$15,889
Oct 21	$15,108	$15,904	$15,355
Nov 21	$14,668	$15,188	$14,976
Dec 21	$15,005	$15,816	$15,260
Jan 22	$14,364	$15,233	$14,486
Feb 22	$14,088	$14,931	$14,324
Mar 22	$13,785	$14,955	$14,252
Apr 22	$12,663	$14,016	$12,997
May 22	$12,915	$14,117	$13,210
Jun 22	$11,933	$12,902	$12,167
Jul 22	$12,666	$13,344	$12,861
Aug 22	$12,150	$12,915	$12,532
Sep 22	$11,006	$11,624	$11,234
Oct 22	$11,291	$11,972	$11,567
Nov 22	$12,682	$13,385	$12,686
Dec 22	$12,399	$13,285	$12,720
Jan 23	$13,256	$14,362	$13,510
Feb 23	$12,675	$13,859	$12,992
Mar 23	$13,276	$14,197	$13,507
Apr 23	$13,270	$14,444	$13,556
May 23	$13,463	$13,918	$13,808
Jun 23	$14,126	$14,543	$14,374
Jul 23	$14,443	$15,134	$14,808
Aug 23	$14,055	$14,451	$14,449
Sep 23	$13,748	$13,994	$14,146
Oct 23	$13,325	$13,417	$13,509
Nov 23	$14,277	$14,625	$14,664
Dec 23	$14,851	$15,360	$15,304
Jan 24	$15,312	$15,207	$16,011
Feb 24	$16,038	$15,592	$16,491
Mar 24	$16,504	$16,079	$16,910
Apr 24	$15,594	$15,791	$16,164
May 24	$15,952	$16,249	$16,380
Jun 24	$15,867	$16,234	$16,264
Jul 24	$16,617	$16,609	$17,207
Aug 24	$16,855	$17,082	$17,294
Sep 24	$16,757	$17,542	$17,194
Oct 24	$15,800	$16,682	$16,525
Nov 24	$16,220	$16,531	$16,633
Dec 24	$15,861	$16,210	$16,576
Jan 25	$16,200	$16,863	$16,835
Feb 25	$16,264	$17,096	$16,607
Mar 25	$16,248	$17,058	$16,631
Apr 25	$16,947	$17,674	$17,501
May 25	$17,569	$18,483	$18,210
Jun 25	$17,936	$19,111	$18,521
Jul 25	$17,447	$19,056	$18,261
Aug 25	$18,647	$19,717	$19,531
Sep 25	$19,301	$20,427	$20,007
Oct 25	$19,973	$20,840	$20,686
Nov 25	$19,869	$20,835	$20,543
Dec 25	$19,973	$21,459	$20,653
Jan 26	$21,202	$22,743	$22,015
Feb 26	$22,926	$23,885	$23,905
Mar 26	$20,917	$21,308	$20,936
Apr 26	$22,176	$23,364	$22,852
May 26	$23,093	$24,541	$23,989
Jun 26	$23,298	$24,396	$23,912
Jul 26	$22,987	$24,480	$24,157
Aug 26	$23,884	$25,109	$24,966

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
28.09%	9.53%	9.10%
MSCI ACWI ex USA Index (Net)...
27.35	9.37	9.64
MSCI Japan Index (Net)...
27.82	10.05	9.58

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 22,686,570,848
Holdings Count | Holding		170
Advisory Fees Paid, Amount		$ 89,542,477
InvestmentCompanyPortfolioTurnover		7.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$22,686,570,848
Number of Portfolio Holdings...
170
Net Investment Advisory Fees...
$89,542,477
Portfolio Turnover Rate...
7%

C000011955
Shareholder Report [Line Items]
Fund Name		iShares MSCI Mexico ETF
Trading Symbol		EWW
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI Mexico ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Mexico ETF	$55	0.48%

Expenses Paid, Amount		$ 55
Expense Ratio, Percent		0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 28.18%.

  For the same period, the MSCI Emerging Markets Index (Net) returned 39.25% and the MSCI Mexico IMI 25/50 Index (Net) returned 28.37%.

What contributed to performance?

Stocks in the materials sector were the largest contributors to the Fund’s return during the reporting period. In the metals and mining subsector, one of the world’s largest copper producers benefited from sharply higher copper prices, reflecting strong demand for copper used in power infrastructure, electric vehicles, renewable energy, and data centers. In the precious metals and mining segment, one of Mexico’s largest mining corporations gained amid soaring commodity prices and favorable domestic policies that supported miners. Among consumer staples stocks, companies in the beverages subsector gained amid resilient consumer demand and expansion efforts. In the financial sector, consumer loan expansion and widening net interest margins (the difference between the interest banks earn on loans and the interest paid on deposits) supported growth for consumer-focused banks.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI Emerging Markets Index (Net)	MSCI Mexico IMI 25/50 Index (Net)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$9,628	$10,129	$9,632
Oct 16	$10,131	$10,153	$10,138
Nov 16	$8,780	$9,685	$8,785
Dec 16	$8,810	$9,707	$8,817
Jan 17	$8,961	$10,238	$8,973
Feb 17	$9,224	$10,551	$9,237
Mar 17	$10,143	$10,818	$10,160
Apr 17	$10,228	$11,054	$10,250
May 17	$10,252	$11,381	$10,275
Jun 17	$10,894	$11,496	$10,921
Jul 17	$11,298	$12,181	$11,319
Aug 17	$11,403	$12,453	$11,426
Sep 17	$11,011	$12,403	$11,037
Oct 17	$10,134	$12,838	$10,162
Nov 17	$10,150	$12,864	$10,177
Dec 17	$10,065	$13,326	$10,094
Jan 18	$10,825	$14,436	$10,862
Feb 18	$10,165	$13,770	$10,203
Mar 18	$10,256	$13,496	$10,267
Apr 18	$10,449	$13,455	$10,493
May 18	$9,057	$12,978	$9,096
Jun 18	$9,808	$12,439	$9,852
Jul 18	$10,677	$12,712	$10,728
Aug 18	$10,375	$12,368	$10,427
Sep 18	$10,556	$12,303	$10,613
Oct 18	$8,684	$11,231	$8,734
Nov 18	$8,303	$11,694	$8,352
Dec 18	$8,562	$11,384	$8,616
Jan 19	$9,399	$12,381	$9,463
Feb 19	$9,063	$12,409	$9,128
Mar 19	$9,075	$12,513	$9,142
Apr 19	$9,561	$12,777	$9,637
May 19	$8,899	$11,849	$8,967
Jun 19	$9,191	$12,589	$9,263
Jul 19	$8,862	$12,435	$8,932
Aug 19	$8,794	$11,829	$8,869
Sep 19	$9,046	$12,055	$9,127
Oct 19	$9,430	$12,563	$9,517
Nov 19	$9,237	$12,546	$9,323
Dec 19	$9,651	$13,482	$9,745
Jan 20	$9,794	$12,853	$9,894
Feb 20	$8,818	$12,175	$8,911
Mar 20	$6,121	$10,300	$6,184
Apr 20	$6,380	$11,243	$6,449
May 20	$6,838	$11,330	$6,914
Jun 20	$6,817	$12,162	$6,898
Jul 20	$7,025	$13,249	$7,109
Aug 20	$7,092	$13,542	$7,181
Sep 20	$7,182	$13,325	$7,275
Oct 20	$7,307	$13,599	$7,406
Nov 20	$8,764	$14,857	$8,884
Dec 20	$9,322	$15,949	$9,456
Jan 21	$8,865	$16,439	$8,995
Feb 21	$8,874	$16,564	$9,008
Mar 21	$9,539	$16,314	$9,688
Apr 21	$9,905	$16,720	$10,061
May 21	$10,465	$16,912	$10,613
Jun 21	$10,515	$17,137	$10,700
Jul 21	$10,738	$15,984	$10,942
Aug 21	$11,227	$16,402	$11,443
Sep 21	$10,593	$15,751	$10,830
Oct 21	$10,583	$15,906	$10,797
Nov 21	$9,941	$15,258	$10,097
Dec 21	$11,266	$15,544	$11,480
Jan 22	$10,772	$15,250	$10,965
Feb 22	$11,187	$14,794	$11,430
Mar 22	$12,214	$14,460	$12,423
Apr 22	$10,989	$13,655	$11,209
May 22	$11,596	$13,716	$11,812
Jun 22	$10,487	$12,804	$10,669
Jul 22	$10,544	$12,773	$10,778
Aug 22	$9,994	$12,826	$10,224
Sep 22	$9,989	$11,322	$10,223
Oct 22	$11,399	$10,971	$11,631
Nov 22	$12,158	$12,598	$12,383
Dec 22	$11,392	$12,421	$11,656
Jan 23	$13,285	$13,402	$13,621
Feb 23	$13,284	$12,533	$13,582
Mar 23	$13,701	$12,912	$14,008
Apr 23	$14,001	$12,766	$14,301
May 23	$13,740	$12,552	$14,030
Jun 23	$14,423	$13,028	$14,762
Jul 23	$15,069	$13,839	$15,497
Aug 23	$14,284	$12,987	$14,849
Sep 23	$13,501	$12,647	$13,900
Oct 23	$12,720	$12,156	$13,048
Nov 23	$14,667	$13,128	$15,069
Dec 23	$15,999	$13,642	$16,492
Jan 24	$15,701	$13,008	$16,182
Feb 24	$15,388	$13,627	$15,811
Mar 24	$16,250	$13,927	$16,669
Apr 24	$15,430	$14,027	$15,976
May 24	$15,254	$14,107	$15,633
Jun 24	$13,449	$14,663	$13,864
Jul 24	$13,392	$14,707	$13,803
Aug 24	$12,582	$14,944	$13,007
Sep 24	$12,740	$15,942	$13,202
Oct 24	$12,308	$15,233	$12,688
Nov 24	$11,954	$14,686	$12,280
Dec 24	$11,478	$14,666	$11,889
Jan 25	$11,975	$14,927	$12,423
Feb 25	$12,332	$15,000	$12,764
Mar 25	$12,469	$15,095	$12,901
Apr 25	$13,967	$15,293	$14,477
May 25	$14,732	$15,946	$15,240
Jun 25	$15,111	$16,904	$15,542
Jul 25	$15,006	$17,234	$15,573
Aug 25	$15,459	$17,455	$16,036
Sep 25	$16,985	$18,703	$17,590
Oct 25	$16,606	$19,485	$17,247
Nov 25	$17,070	$19,019	$17,716
Dec 25	$17,624	$19,588	$18,320
Jan 26	$19,102	$21,322	$19,985
Feb 26	$20,579	$22,494	$21,402
Mar 26	$19,102	$19,556	$19,726
Apr 26	$19,448	$22,433	$20,171
May 26	$19,980	$24,606	$20,777
Jun 26	$19,417	$24,259	$20,213
Jul 26	$19,825	$23,513	$20,593
Aug 26	$19,816	$24,305	$20,585

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
28.18%	12.03%	7.08%
MSCI Emerging Markets Index (Net)...
39.25	8.18	9.29
MSCI Mexico IMI 25/50 Index (Net)...
28.37	12.46	7.49

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 1,819,551,025
Holdings Count | Holding		42
Advisory Fees Paid, Amount		$ 9,926,038
InvestmentCompanyPortfolioTurnover		9.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$1,819,551,025
Number of Portfolio Holdings...
42
Net Investment Advisory Fees...
$9,926,038
Portfolio Turnover Rate...
9%

C000011959
Shareholder Report [Line Items]
Fund Name		iShares MSCI South Africa ETF
Trading Symbol		EZA
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI South Africa ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI South Africa ETF	$62	0.53%

Expenses Paid, Amount		$ 62
Expense Ratio, Percent		0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 32.90%.

  For the same period, the MSCI Emerging Markets Index (Net) returned 39.25% and the MSCI South Africa 25/50 Index (Spliced) returned 33.64%.

What contributed to performance?

The materials sector was the most meaningful contributor to the Fund’s return during the reporting period. South Africa is home to significant gold and platinum-group-metals resources, making metals and mining an important part of the country's economy and equity market. Gold miners benefited as prices rose on strong central-bank demand and geopolitical uncertainty, while constrained supply and strong investment demand supported platinum miners. A diversified energy and chemicals company that converts coal and natural gas into liquid fuels and chemical products advanced on higher crude oil prices, stronger fuel sales volumes, and improved refining margins. In the financials sector, diversified banks and financial services companies benefited from solid profitability, loan growth, higher fee and trading income, and improving credit quality. Insurers gained amid strong premium and new business growth, resilient investment markets, and improved underwriting performance.

What detracted from performance?

The consumer discretionary sector detracted from the Fund’s return during the reporting period. A global consumer internet group and technology investor was pressured by a decline in the value of one of its primary holdings. A stronger local exchange rate further weighed on performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI Emerging Markets Index (Net)	MSCI South Africa 25/50 Index (Spliced)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,570	$10,129	$10,577
Oct 16	$10,462	$10,153	$10,470
Nov 16	$9,623	$9,685	$9,630
Dec 16	$10,136	$9,707	$10,149
Jan 17	$10,416	$10,238	$10,434
Feb 17	$10,600	$10,551	$10,621
Mar 17	$10,567	$10,818	$10,591
Apr 17	$11,138	$11,054	$11,168
May 17	$11,354	$11,381	$11,394
Jun 17	$10,935	$11,496	$10,965
Jul 17	$11,637	$12,181	$11,711
Aug 17	$12,091	$12,453	$12,168
Sep 17	$11,278	$12,403	$11,352
Oct 17	$11,431	$12,838	$11,512
Nov 17	$12,421	$12,864	$12,515
Dec 17	$13,661	$13,326	$13,785
Jan 18	$14,031	$14,436	$14,167
Feb 18	$14,023	$13,770	$14,165
Mar 18	$13,205	$13,496	$13,339
Apr 18	$13,022	$13,455	$13,159
May 18	$12,071	$12,978	$12,203
Jun 18	$11,391	$12,439	$11,523
Jul 18	$12,064	$12,712	$12,210
Aug 18	$10,857	$12,368	$10,993
Sep 18	$10,653	$12,303	$10,786
Oct 18	$9,599	$11,231	$9,720
Nov 18	$10,386	$11,694	$10,520
Dec 18	$10,302	$11,384	$10,441
Jan 19	$11,550	$12,381	$11,711
Feb 19	$10,899	$12,409	$11,056
Mar 19	$10,602	$12,513	$10,756
Apr 19	$11,388	$12,777	$11,560
May 19	$10,658	$11,849	$10,823
Jun 19	$11,311	$12,589	$11,490
Jul 19	$10,924	$12,435	$11,101
Aug 19	$9,939	$11,829	$10,105
Sep 19	$9,850	$12,055	$10,015
Oct 19	$10,285	$12,563	$10,462
Nov 19	$10,260	$12,546	$10,442
Dec 19	$11,195	$13,482	$11,402
Jan 20	$10,176	$12,853	$10,369
Feb 20	$8,860	$12,175	$9,033
Mar 20	$6,527	$10,300	$6,656
Apr 20	$7,373	$11,243	$7,521
May 20	$7,532	$11,330	$7,688
Jun 20	$8,217	$12,162	$8,387
Jul 20	$8,747	$13,249	$8,932
Aug 20	$8,638	$13,542	$8,825
Sep 20	$8,617	$13,325	$8,806
Oct 20	$8,547	$13,599	$8,740
Nov 20	$9,590	$14,857	$9,811
Dec 20	$10,671	$15,949	$10,922
Jan 21	$10,779	$16,439	$11,039
Feb 21	$11,133	$16,564	$11,407
Mar 21	$11,871	$16,314	$12,164
Apr 21	$11,948	$16,720	$12,246
May 21	$12,824	$16,912	$13,147
Jun 21	$11,956	$17,137	$12,266
Jul 21	$11,819	$15,984	$12,144
Aug 21	$12,048	$16,402	$12,379
Sep 21	$11,474	$15,751	$11,783
Oct 21	$11,411	$15,906	$11,767
Nov 21	$10,986	$15,258	$11,240
Dec 21	$11,464	$15,544	$11,722
Jan 22	$12,335	$15,250	$12,520
Feb 22	$12,838	$14,794	$13,104
Mar 22	$13,668	$14,460	$14,100
Apr 22	$11,907	$13,655	$12,301
May 22	$12,018	$13,716	$12,441
Jun 22	$10,644	$12,804	$10,857
Jul 22	$10,624	$12,773	$10,892
Aug 22	$10,080	$12,826	$10,449
Sep 22	$9,144	$11,322	$9,521
Oct 22	$9,524	$10,971	$9,807
Nov 22	$11,278	$12,598	$11,728
Dec 22	$10,956	$12,421	$11,267
Jan 23	$11,511	$13,402	$11,794
Feb 23	$10,497	$12,533	$10,845
Mar 23	$10,842	$12,912	$11,201
Apr 23	$10,969	$12,766	$11,302
May 23	$9,467	$12,552	$9,722
Jun 23	$10,368	$13,028	$10,653
Jul 23	$11,608	$13,839	$11,997
Aug 23	$10,243	$12,987	$10,521
Sep 23	$9,820	$12,647	$10,157
Oct 23	$9,740	$12,156	$9,973
Nov 23	$10,501	$13,128	$10,740
Dec 23	$11,099	$13,642	$11,437
Jan 24	$10,381	$13,008	$10,782
Feb 24	$9,881	$13,627	$10,176
Mar 24	$10,331	$13,927	$10,654
Apr 24	$10,601	$14,027	$10,954
May 24	$10,664	$14,107	$10,948
Jun 24	$11,641	$14,663	$11,954
Jul 24	$12,168	$14,707	$12,568
Aug 24	$12,530	$14,944	$13,018
Sep 24	$13,411	$15,942	$13,899
Oct 24	$13,188	$15,233	$13,537
Nov 24	$12,579	$14,686	$12,938
Dec 24	$11,808	$14,666	$12,215
Jan 25	$12,395	$14,927	$12,862
Feb 25	$12,417	$15,000	$12,932
Mar 25	$13,484	$15,095	$13,888
Apr 25	$13,890	$15,293	$14,375
May 25	$14,668	$15,946	$15,094
Jun 25	$15,273	$16,904	$15,747
Jul 25	$15,173	$17,234	$15,856
Aug 25	$16,332	$17,455	$16,862
Sep 25	$18,158	$18,703	$18,896
Oct 25	$18,180	$19,485	$18,938
Nov 25	$19,045	$19,019	$19,714
Dec 25	$20,630	$19,588	$21,475
Jan 26	$21,674	$21,322	$23,237
Feb 26	$24,511	$22,494	$25,421
Mar 26	$20,400	$19,556	$20,744
Apr 26	$20,531	$22,433	$21,295
May 26	$20,867	$24,606	$21,786
Jun 26	$19,474	$24,259	$20,269
Jul 26	$19,449	$23,513	$20,232
Aug 26	$21,705	$24,305	$22,534

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
32.90%	12.49%	8.06%
MSCI Emerging Markets Index (Net)...
39.25	8.18	9.29
MSCI South Africa 25/50 Index (Spliced)...
33.64	12.73	8.46

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date			Aug. 31, 2025
AssetsNet		$ 578,465,169
Holdings Count | Holding		29
Advisory Fees Paid, Amount		$ 3,399,279
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$578,465,169
Number of Portfolio Holdings...
29
Net Investment Advisory Fees...
$3,399,279
Portfolio Turnover Rate...
12%

Updated Prospectus Phone Number		(1-800-474-2737)
Updated Prospectus Web Address		blackrock.com/fundreports
C000011962
Shareholder Report [Line Items]
Fund Name		iShares MSCI South Korea ETF
Trading Symbol		EWY
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI South Korea ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI South Korea ETF	$93	0.52%

Expenses Paid, Amount		$ 93
Expense Ratio, Percent		0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 156.32%.

  For the same period, the MSCI Emerging Markets Index (Net) returned 39.25% and the MSCI Korea 25/50 Index (Net) returned 158.34%.

What contributed to performance?

South Korea’s information technology sector significantly contributed to the Fund’s return during the reporting period. These stocks were major beneficiaries of the artificial intelligence (“AI”) boom, as surging demand for high-bandwidth memory and other advanced components used in AI infrastructure drove higher export volumes and sharply higher chip prices. Strong demand for semiconductors, tight supply conditions, and improving industry profitability further supported the sector’s performance. The industrials sector also benefited from the AI-driven investment cycle, including companies that provide construction, engineering, and infrastructure services for advanced manufacturing facilities and related projects. In the financials sector, higher lending volumes and a strong equity market supported diversified banks.

What detracted from performance?

There were no significant detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI Emerging Markets Index (Net)	MSCI Korea 25/50 Index (Net)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,146	$10,129	$10,152
Oct 16	$9,749	$10,153	$9,759
Nov 16	$9,452	$9,685	$9,464
Dec 16	$9,494	$9,707	$9,504
Jan 17	$10,168	$10,238	$10,186
Feb 17	$10,519	$10,551	$10,541
Mar 17	$11,017	$10,818	$11,047
Apr 17	$11,056	$11,054	$11,094
May 17	$12,029	$11,381	$12,081
Jun 17	$12,072	$11,496	$12,132
Jul 17	$12,433	$12,181	$12,498
Aug 17	$12,128	$12,453	$12,196
Sep 17	$12,249	$12,403	$12,321
Oct 17	$13,235	$12,838	$13,319
Nov 17	$13,322	$12,864	$13,416
Dec 17	$13,710	$13,326	$13,797
Jan 18	$14,316	$14,436	$14,411
Feb 18	$13,366	$13,770	$13,472
Mar 18	$13,648	$13,496	$13,759
Apr 18	$13,998	$13,455	$14,117
May 18	$13,270	$12,978	$13,390
Jun 18	$12,426	$12,439	$12,542
Jul 18	$12,205	$12,712	$12,323
Aug 18	$12,390	$12,368	$12,515
Sep 18	$12,498	$12,303	$12,625
Oct 18	$10,639	$11,231	$10,749
Nov 18	$11,062	$11,694	$11,181
Dec 18	$10,926	$11,384	$11,037
Jan 19	$11,927	$12,381	$12,048
Feb 19	$11,727	$12,409	$11,858
Mar 19	$11,333	$12,513	$11,458
Apr 19	$11,378	$12,777	$11,507
May 19	$10,316	$11,849	$10,439
Jun 19	$11,146	$12,589	$11,281
Jul 19	$10,429	$12,435	$10,561
Aug 19	$9,902	$11,829	$10,030
Sep 19	$10,527	$12,055	$10,666
Oct 19	$11,004	$12,563	$11,153
Nov 19	$10,824	$12,546	$10,973
Dec 19	$11,831	$13,482	$11,982
Jan 20	$11,063	$12,853	$11,215
Feb 20	$10,203	$12,175	$10,344
Mar 20	$8,991	$10,300	$9,116
Apr 20	$9,828	$11,243	$9,970
May 20	$10,078	$11,330	$10,230
Jun 20	$10,820	$12,162	$10,989
Jul 20	$11,529	$13,249	$11,712
Aug 20	$11,958	$13,542	$12,153
Sep 20	$12,214	$13,325	$12,418
Oct 20	$12,292	$13,599	$12,504
Nov 20	$14,380	$14,857	$14,631
Dec 20	$16,528	$15,949	$16,821
Jan 21	$16,828	$16,439	$17,133
Feb 21	$16,861	$16,564	$17,173
Mar 21	$16,991	$16,314	$17,314
Apr 21	$17,538	$16,720	$17,879
May 21	$17,513	$16,912	$17,872
Jun 21	$17,931	$17,137	$18,297
Jul 21	$16,918	$15,984	$17,246
Aug 21	$16,628	$16,402	$17,023
Sep 21	$15,404	$15,751	$15,900
Oct 21	$15,326	$15,906	$15,630
Nov 21	$14,388	$15,258	$14,725
Dec 21	$15,280	$15,544	$15,638
Jan 22	$14,114	$15,250	$14,129
Feb 22	$14,069	$14,794	$14,279
Mar 22	$13,985	$14,460	$14,404
Apr 22	$13,075	$13,655	$13,559
May 22	$13,443	$13,716	$13,816
Jun 22	$11,291	$12,804	$11,517
Jul 22	$11,831	$12,773	$12,114
Aug 22	$11,408	$12,826	$11,798
Sep 22	$9,302	$11,322	$9,650
Oct 22	$10,091	$10,971	$10,379
Nov 22	$11,830	$12,598	$11,955
Dec 22	$11,200	$12,421	$11,423
Jan 23	$12,536	$13,402	$12,778
Feb 23	$11,586	$12,533	$11,905
Mar 23	$12,150	$12,912	$12,424
Apr 23	$12,031	$12,766	$12,305
May 23	$12,399	$12,552	$12,774
Jun 23	$12,507	$13,028	$12,809
Jul 23	$13,370	$13,839	$13,767
Aug 23	$12,377	$12,987	$12,764
Sep 23	$11,699	$12,647	$12,081
Oct 23	$10,886	$12,156	$11,174
Nov 23	$12,569	$13,128	$12,991
Dec 23	$13,334	$13,642	$13,811
Jan 24	$12,059	$13,008	$12,483
Feb 24	$13,113	$13,627	$13,505
Mar 24	$13,634	$13,927	$14,048
Apr 24	$12,785	$14,027	$13,327
May 24	$12,542	$14,107	$12,908
Jun 24	$13,442	$14,663	$13,972
Jul 24	$13,557	$14,707	$13,872
Aug 24	$13,311	$14,944	$13,740
Sep 24	$13,125	$15,942	$13,624
Oct 24	$12,090	$15,233	$12,635
Nov 24	$11,622	$14,686	$11,944
Dec 24	$10,562	$14,666	$11,066
Jan 25	$11,293	$14,927	$11,799
Feb 25	$11,383	$15,000	$11,729
Mar 25	$11,261	$15,095	$11,542
Apr 25	$11,707	$15,293	$12,135
May 25	$12,620	$15,946	$13,127
Jun 25	$14,884	$16,904	$15,484
Jul 25	$15,254	$17,234	$15,979
Aug 25	$15,045	$17,455	$15,688
Sep 25	$16,597	$18,703	$17,205
Oct 25	$20,126	$19,485	$20,975
Nov 25	$18,745	$19,019	$19,406
Dec 25	$20,866	$19,588	$21,650
Jan 26	$26,354	$21,322	$27,584
Feb 26	$32,091	$22,494	$33,435
Mar 26	$25,559	$19,556	$25,167
Apr 26	$33,607	$22,433	$34,461
May 26	$43,685	$24,606	$45,434
Jun 26	$42,943	$24,259	$43,814
Jul 26	$34,556	$23,513	$37,501
Aug 26	$38,570	$24,305	$40,528

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
156.32%	18.33%	14.45%
MSCI Emerging Markets Index (Net)...
39.25	8.18	9.29
MSCI Korea 25/50 Index (Net)...
158.34	18.94	15.02

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date			Aug. 31, 2025
AssetsNet		$ 27,716,663,779
Holdings Count | Holding		81
Advisory Fees Paid, Amount		$ 78,478,804
InvestmentCompanyPortfolioTurnover		58.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$27,716,663,779
Number of Portfolio Holdings...
81
Net Investment Advisory Fees...
$78,478,804
Portfolio Turnover Rate...
58%

Updated Prospectus Phone Number		(1-800-474-2737)
Updated Prospectus Web Address		blackrock.com/fundreports
C000050069
Shareholder Report [Line Items]
Fund Name		iShares MSCI Turkey ETF
Trading Symbol		TUR
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI Turkey ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Turkey ETF	$57	0.53%

Expenses Paid, Amount		$ 57
Expense Ratio, Percent		0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 16.58%.

  For the same period, the MSCI Emerging Markets Index (Net) returned 39.25% and the MSCI Turkey IMI 25/50 Index (Spliced) returned 16.89%.

What contributed to performance?

Stocks in the energy sector were the largest contributor to the Fund’s return during the reporting period amid supply disruptions and rising energy prices. Notably, an oil and gas refining and marketing and transportation firm benefited from high refinery capacity utilization, strong operational efficiency, and domestic market dominance. Industrial stocks also contributed, notably a large defense electronics company specializing in advanced technology for military and civilian applications that was supported by surging defense demand and a large order backlog. In the financials sector, a financial services company gained following its initial public offering, while a savings finance firm benefited from acquisition speculation and an aggressive share buyback plan.

What detracted from performance?

Automobile manufacturers in the consumer discretionary sector detracted from the Fund’s return during the reporting period, amid intense domestic pricing competition, margin pressure from unfavorable currency and inflation dynamics, and weaker demand.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI Emerging Markets Index (Net)	MSCI Turkey IMI 25/50 Index (Spliced)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$9,906	$10,129	$9,906
Oct 16	$9,827	$10,153	$9,829
Nov 16	$8,354	$9,685	$8,354
Dec 16	$8,562	$9,707	$8,561
Jan 17	$8,822	$10,238	$8,824
Feb 17	$9,297	$10,551	$9,299
Mar 17	$9,415	$10,818	$9,417
Apr 17	$10,444	$11,054	$10,451
May 17	$10,774	$11,381	$10,785
Jun 17	$11,180	$11,496	$11,196
Jul 17	$11,901	$12,181	$11,922
Aug 17	$12,423	$12,453	$12,448
Sep 17	$11,239	$12,403	$11,264
Oct 17	$11,231	$12,838	$11,260
Nov 17	$10,319	$12,864	$10,347
Dec 17	$11,768	$13,326	$11,801
Jan 18	$12,359	$14,436	$12,400
Feb 18	$12,092	$13,770	$12,134
Mar 18	$11,304	$13,496	$11,363
Apr 18	$10,092	$13,455	$10,137
May 18	$8,840	$12,978	$8,874
Jun 18	$8,432	$12,439	$8,462
Jul 18	$7,841	$12,712	$7,870
Aug 18	$5,594	$12,368	$5,616
Sep 18	$6,669	$12,303	$6,695
Oct 18	$6,469	$11,231	$6,496
Nov 18	$7,293	$11,694	$7,323
Dec 18	$6,894	$11,384	$6,925
Jan 19	$8,081	$12,381	$8,123
Feb 19	$7,838	$12,409	$7,886
Mar 19	$6,687	$12,513	$6,735
Apr 19	$6,464	$12,777	$6,514
May 19	$6,394	$11,849	$6,441
Jun 19	$6,871	$12,589	$6,925
Jul 19	$7,542	$12,435	$7,605
Aug 19	$6,902	$11,829	$6,960
Sep 19	$7,673	$12,055	$7,741
Oct 19	$7,132	$12,563	$7,193
Nov 19	$7,642	$12,546	$7,712
Dec 19	$7,855	$13,482	$7,929
Jan 20	$8,055	$12,853	$8,132
Feb 20	$6,881	$12,175	$6,947
Mar 20	$5,548	$10,300	$5,601
Apr 20	$5,884	$11,243	$5,942
May 20	$6,296	$11,330	$6,357
Jun 20	$6,846	$12,162	$6,915
Jul 20	$6,420	$13,249	$6,480
Aug 20	$5,834	$13,542	$5,884
Sep 20	$5,837	$13,325	$5,885
Oct 20	$5,163	$13,599	$5,202
Nov 20	$6,464	$14,857	$6,516
Dec 20	$7,797	$15,949	$7,875
Jan 21	$7,897	$16,439	$7,974
Feb 21	$7,823	$16,564	$7,900
Mar 21	$6,670	$16,314	$6,732
Apr 21	$6,799	$16,720	$6,863
May 21	$6,717	$16,912	$6,773
Jun 21	$6,323	$17,137	$6,395
Jul 21	$6,694	$15,984	$6,761
Aug 21	$7,210	$16,402	$7,283
Sep 21	$6,450	$15,751	$6,535
Oct 21	$6,450	$15,906	$6,509
Nov 21	$5,325	$15,258	$5,558
Dec 21	$5,652	$15,544	$5,696
Jan 22	$6,170	$15,250	$6,187
Feb 22	$5,759	$14,794	$5,814
Mar 22	$6,282	$14,460	$6,370
Apr 22	$6,758	$13,655	$6,849
May 22	$6,402	$13,716	$6,515
Jun 22	$5,916	$12,804	$5,986
Jul 22	$5,954	$12,773	$6,014
Aug 22	$7,036	$12,826	$7,139
Sep 22	$6,928	$11,322	$7,030
Oct 22	$8,422	$10,971	$8,543
Nov 22	$10,582	$12,598	$10,704
Dec 22	$11,666	$12,421	$11,805
Jan 23	$10,604	$13,402	$10,706
Feb 23	$11,156	$12,533	$11,309
Mar 23	$10,235	$12,912	$10,342
Apr 23	$9,703	$12,766	$9,820
May 23	$9,596	$12,552	$9,735
Jun 23	$9,090	$13,028	$9,183
Jul 23	$10,951	$13,839	$11,115
Aug 23	$12,110	$12,987	$12,331
Sep 23	$12,596	$12,647	$12,811
Oct 23	$11,007	$12,156	$11,191
Nov 23	$11,435	$13,128	$11,634
Dec 23	$10,598	$13,642	$10,766
Jan 24	$11,708	$13,008	$11,931
Feb 24	$12,307	$13,627	$12,543
Mar 24	$11,747	$13,927	$11,963
Apr 24	$13,186	$14,027	$13,452
May 24	$13,730	$14,107	$14,023
Jun 24	$13,992	$14,663	$14,226
Jul 24	$13,797	$14,707	$14,095
Aug 24	$12,330	$14,944	$12,603
Sep 24	$12,113	$15,942	$12,403
Oct 24	$11,141	$15,233	$11,385
Nov 24	$12,013	$14,686	$12,293
Dec 24	$12,050	$14,666	$12,361
Jan 25	$11,993	$14,927	$12,302
Feb 25	$11,415	$15,000	$11,669
Mar 25	$10,994	$15,095	$11,272
Apr 25	$10,245	$15,293	$10,473
May 25	$9,994	$15,946	$10,236
Jun 25	$10,890	$16,904	$11,185
Jul 25	$11,511	$17,234	$11,849
Aug 25	$11,911	$17,455	$12,246
Sep 25	$11,584	$18,703	$11,901
Oct 25	$11,530	$19,485	$11,876
Nov 25	$11,267	$19,019	$11,586
Dec 25	$11,699	$19,588	$12,044
Jan 26	$14,198	$21,322	$14,600
Feb 26	$13,993	$22,494	$14,380
Mar 26	$13,089	$19,556	$13,443
Apr 26	$14,448	$22,433	$14,867
May 26	$13,190	$24,606	$13,707
Jun 26	$13,400	$24,259	$13,779
Jul 26	$13,131	$23,513	$13,530
Aug 26	$13,886	$24,305	$14,314

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
16.58%	14.01%	3.34%
MSCI Emerging Markets Index (Net)...
39.25	8.18	9.29
MSCI Turkey IMI 25/50 Index (Spliced)...
16.89	14.47	3.65

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date			Aug. 31, 2025
AssetsNet		$ 225,168,996
Holdings Count | Holding		74
Advisory Fees Paid, Amount		$ 1,158,885
InvestmentCompanyPortfolioTurnover		23.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$225,168,996
Number of Portfolio Holdings...
74
Net Investment Advisory Fees...
$1,158,885
Portfolio Turnover Rate...
23%

Updated Prospectus Phone Number		(1-800-474-2737)
Updated Prospectus Web Address		blackrock.com/fundreports
C000087836
Shareholder Report [Line Items]
Fund Name		iShares MSCI USA Equal Weighted ETF
Trading Symbol		EUSA
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI USA Equal Weighted ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI USA Equal Weighted ETF	$10	0.09%

Expenses Paid, Amount		$ 10
Expense Ratio, Percent		0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 15.89%.

  For the same period, the MSCI USA Index returned 20.02% and the MSCI USA Equal Weighted Index returned 15.93%.

What contributed to performance?

Information technology stocks were the largest contributor to the Fund’s performance during the reporting period. Semiconductors and semiconductor equipment stocks benefited from robust demand for artificial intelligence (“AI”), cloud computing, and data center infrastructure. In the technology hardware, storage, and peripherals subsector, companies gained due to resilient consumer demand, improving pricing trends, and increased demand for enterprise and hyperscale storage solutions, driven by AI-related data growth. In the healthcare sector, biotechnology stocks benefited from increased merger and acquisition activity, as pharmaceutical firms sought to replenish pipelines ahead of key patent expirations. Pharmaceuticals were further supported by continued innovation across areas including GLP-1 therapies, oncology, and immunology. Energy stocks also gained. Oil, gas and consumable fuels companies benefited from elevated energy prices, including a renewed rise in oil prices amid escalating Middle East tensions and supply concerns.

What detracted from performance?

During the reporting period, there were no meaningful detractors from the Fund’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI USA Index	MSCI USA Equal Weighted Index
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,020	$10,011	$10,021
Oct 16	$9,765	$9,821	$9,768
Nov 16	$10,265	$10,176	$10,270
Dec 16	$10,363	$10,366	$10,370
Jan 17	$10,617	$10,580	$10,626
Feb 17	$10,957	$10,996	$10,968
Mar 17	$10,942	$11,012	$10,954
Apr 17	$11,034	$11,131	$11,048
May 17	$11,109	$11,283	$11,125
Jun 17	$11,245	$11,353	$11,261
Jul 17	$11,411	$11,585	$11,429
Aug 17	$11,322	$11,623	$11,341
Sep 17	$11,629	$11,860	$11,650
Oct 17	$11,764	$12,131	$11,787
Nov 17	$12,205	$12,501	$12,228
Dec 17	$12,342	$12,636	$12,368
Jan 18	$12,899	$13,361	$12,928
Feb 18	$12,360	$12,871	$12,389
Mar 18	$12,285	$12,557	$12,315
Apr 18	$12,303	$12,607	$12,335
May 18	$12,504	$12,915	$12,538
Jun 18	$12,629	$13,002	$12,665
Jul 18	$13,002	$13,469	$13,041
Aug 18	$13,309	$13,915	$13,351
Sep 18	$13,293	$13,979	$13,334
Oct 18	$12,265	$13,008	$12,304
Nov 18	$12,580	$13,262	$12,624
Dec 18	$11,335	$12,067	$11,372
Jan 19	$12,480	$13,060	$12,522
Feb 19	$12,969	$13,497	$13,016
Mar 19	$13,049	$13,746	$13,099
Apr 19	$13,541	$14,298	$13,594
May 19	$12,619	$13,394	$12,670
Jun 19	$13,563	$14,334	$13,622
Jul 19	$13,710	$14,556	$13,771
Aug 19	$13,278	$14,303	$13,339
Sep 19	$13,662	$14,557	$13,727
Oct 19	$13,841	$14,874	$13,907
Nov 19	$14,363	$15,433	$14,436
Dec 19	$14,717	$15,886	$14,793
Jan 20	$14,547	$15,917	$14,623
Feb 20	$13,284	$14,619	$13,355
Mar 20	$10,822	$12,765	$10,880
Apr 20	$12,323	$14,444	$12,387
May 20	$13,101	$15,195	$13,171
Jun 20	$13,309	$15,542	$13,379
Jul 20	$13,996	$16,464	$14,071
Aug 20	$14,630	$17,700	$14,710
Sep 20	$14,306	$17,040	$14,389
Oct 20	$14,234	$16,597	$14,317
Nov 20	$16,244	$18,517	$16,342
Dec 20	$16,948	$19,281	$17,053
Jan 21	$16,786	$19,102	$16,890
Feb 21	$17,659	$19,601	$17,772
Mar 21	$18,420	$20,338	$18,542
Apr 21	$19,343	$21,445	$19,474
May 21	$19,621	$21,548	$19,757
Jun 21	$19,946	$22,148	$20,089
Jul 21	$20,208	$22,672	$20,355
Aug 21	$20,680	$23,341	$20,833
Sep 21	$19,814	$22,239	$19,960
Oct 21	$20,951	$23,790	$21,108
Nov 21	$20,328	$23,550	$20,482
Dec 21	$21,273	$24,481	$21,435
Jan 22	$20,020	$23,095	$20,174
Feb 22	$19,778	$22,418	$19,932
Mar 22	$20,219	$23,206	$20,378
Apr 22	$18,610	$21,103	$18,756
May 22	$18,622	$21,056	$18,768
Jun 22	$16,892	$19,313	$17,025
Jul 22	$18,394	$21,115	$18,540
Aug 22	$17,800	$20,288	$17,940
Sep 22	$16,091	$18,406	$16,218
Oct 22	$17,519	$19,867	$17,659
Nov 22	$18,618	$20,948	$18,768
Dec 22	$17,650	$19,717	$17,792
Jan 23	$19,090	$21,014	$19,246
Feb 23	$18,458	$20,512	$18,608
Mar 23	$18,356	$21,241	$18,507
Apr 23	$18,269	$21,510	$18,420
May 23	$17,830	$21,650	$17,976
Jun 23	$19,191	$23,094	$19,351
Jul 23	$19,995	$23,889	$20,163
Aug 23	$19,347	$23,486	$19,512
Sep 23	$18,412	$22,385	$18,571
Oct 23	$17,601	$21,870	$17,755
Nov 23	$19,326	$23,932	$19,485
Dec 23	$20,756	$25,060	$20,929
Jan 24	$20,584	$25,450	$20,755
Feb 24	$21,525	$26,816	$21,704
Mar 24	$22,460	$27,668	$22,650
Apr 24	$21,314	$26,526	$21,495
May 24	$21,866	$27,793	$22,055
Jun 24	$21,850	$28,787	$22,044
Jul 24	$22,743	$29,149	$22,943
Aug 24	$23,299	$29,852	$23,505
Sep 24	$23,800	$30,494	$24,013
Oct 24	$23,551	$30,269	$23,769
Nov 24	$25,379	$32,163	$25,611
Dec 24	$23,796	$31,345	$24,016
Jan 25	$24,785	$32,299	$25,023
Feb 25	$24,435	$31,790	$24,674
Mar 25	$23,471	$29,930	$23,701
Apr 25	$23,031	$29,777	$23,257
May 25	$24,064	$31,699	$24,304
Jun 25	$24,936	$33,330	$25,189
Jul 25	$25,219	$34,092	$25,476
Aug 25	$25,816	$34,762	$26,078
Sep 25	$26,024	$36,037	$26,285
Oct 25	$25,898	$36,893	$26,163
Nov 25	$26,160	$36,904	$26,423
Dec 25	$26,240	$36,908	$26,504
Jan 26	$26,803	$37,385	$27,076
Feb 26	$27,455	$37,056	$27,725
Mar 26	$25,928	$35,240	$26,185
Apr 26	$27,712	$38,939	$27,992
May 26	$28,713	$40,990	$29,006
Jun 26	$29,189	$40,624	$29,489
Jul 26	$29,229	$40,601	$29,534
Aug 26	$29,917	$41,720	$30,231

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
15.89%	7.67%	11.58%
MSCI USA Index...
20.02	12.32	15.35
MSCI USA Equal Weighted Index...
15.93	7.73	11.70

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 1,931,886,380
Holdings Count | Holding		519
Advisory Fees Paid, Amount		$ 1,418,321
InvestmentCompanyPortfolioTurnover		36.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$1,931,886,380
Number of Portfolio Holdings...
519
Net Investment Advisory Fees...
$1,418,321
Portfolio Turnover Rate...
36%

C000119708
Shareholder Report [Line Items]
Fund Name		iShares Core MSCI Emerging Markets ETF
Trading Symbol		IEMG
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares Core MSCI Emerging Markets ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core MSCI Emerging Markets ETF	$11	0.09%

Expenses Paid, Amount		$ 11
Expense Ratio, Percent		0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 35.52%.

  For the same period, the MSCI Emerging Markets Index (Net) returned 39.25% and the MSCI Emerging Markets IMI Index (Net) returned 36.44%.

What contributed to performance?

Equities in Taiwan were the largest contributors to the Fund’s return during the reporting period, led by the information technology sector. Semiconductor stocks were supported by heightened demand for advanced chips used in high-performance computing and artificial intelligence (“AI”) applications, which benefited manufacturers of cutting-edge semiconductors. Taiwanese electronic component makers also gained due to AI infrastructure spending, particularly for power management, thermal management, and other components used in data centers. South Korean equities were meaningful contributors, as the information technology sector advanced amid the continued expansion of AI investments. Stocks were further supported by surging global demand for advanced memory chips, which lifted export volumes and pushed prices sharply higher.

What detracted from performance?

China's consumer discretionary sector detracted from the Fund's return during the reporting period. Intense competition, policy changes that reduced domestic incentives for new energy vehicles, and potential international duties negatively impacted automobile manufacturers.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI Emerging Markets Index (Net)	MSCI Emerging Markets IMI Index (Net)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,135	$10,129	$10,129
Oct 16	$10,128	$10,153	$10,129
Nov 16	$9,664	$9,685	$9,662
Dec 16	$9,680	$9,707	$9,679
Jan 17	$10,201	$10,238	$10,198
Feb 17	$10,544	$10,551	$10,539
Mar 17	$10,817	$10,818	$10,806
Apr 17	$11,035	$11,054	$11,028
May 17	$11,331	$11,381	$11,321
Jun 17	$11,441	$11,496	$11,431
Jul 17	$12,084	$12,181	$12,076
Aug 17	$12,345	$12,453	$12,341
Sep 17	$12,295	$12,403	$12,299
Oct 17	$12,718	$12,838	$12,731
Nov 17	$12,771	$12,864	$12,782
Dec 17	$13,240	$13,326	$13,243
Jan 18	$14,303	$14,436	$14,303
Feb 18	$13,646	$13,770	$13,652
Mar 18	$13,399	$13,496	$13,389
Apr 18	$13,364	$13,455	$13,355
May 18	$12,921	$12,978	$12,907
Jun 18	$12,359	$12,439	$12,334
Jul 18	$12,620	$12,712	$12,591
Aug 18	$12,281	$12,368	$12,259
Sep 18	$12,190	$12,303	$12,155
Oct 18	$11,104	$11,231	$11,071
Nov 18	$11,581	$11,694	$11,544
Dec 18	$11,295	$11,384	$11,252
Jan 19	$12,238	$12,381	$12,194
Feb 19	$12,272	$12,409	$12,236
Mar 19	$12,372	$12,513	$12,340
Apr 19	$12,607	$12,777	$12,574
May 19	$11,719	$11,849	$11,693
Jun 19	$12,430	$12,589	$12,392
Jul 19	$12,276	$12,435	$12,237
Aug 19	$11,676	$11,829	$11,639
Sep 19	$11,899	$12,055	$11,862
Oct 19	$12,396	$12,563	$12,357
Nov 19	$12,367	$12,546	$12,334
Dec 19	$13,272	$13,482	$13,236
Jan 20	$12,659	$12,853	$12,628
Feb 20	$11,972	$12,175	$11,939
Mar 20	$10,034	$10,300	$10,006
Apr 20	$10,939	$11,243	$10,967
May 20	$11,104	$11,330	$11,069
Jun 20	$11,930	$12,162	$11,900
Jul 20	$12,998	$13,249	$12,967
Aug 20	$13,307	$13,542	$13,279
Sep 20	$13,095	$13,325	$13,065
Oct 20	$13,327	$13,599	$13,301
Nov 20	$14,617	$14,857	$14,593
Dec 20	$15,685	$15,949	$15,671
Jan 21	$16,119	$16,439	$16,102
Feb 21	$16,306	$16,564	$16,312
Mar 21	$16,119	$16,314	$16,118
Apr 21	$16,586	$16,720	$16,582
May 21	$16,786	$16,912	$16,787
Jun 21	$17,051	$17,137	$17,042
Jul 21	$15,998	$15,984	$16,005
Aug 21	$16,324	$16,402	$16,394
Sep 21	$15,708	$15,751	$15,783
Oct 21	$15,879	$15,906	$15,922
Nov 21	$15,251	$15,258	$15,296
Dec 21	$15,585	$15,544	$15,627
Jan 22	$15,489	$15,250	$15,281
Feb 22	$14,759	$14,794	$14,834
Mar 22	$14,450	$14,460	$14,589
Apr 22	$13,631	$13,655	$13,787
May 22	$13,746	$13,716	$13,811
Jun 22	$12,883	$12,804	$12,824
Jul 22	$12,864	$12,773	$12,840
Aug 22	$12,831	$12,826	$12,928
Sep 22	$11,382	$11,322	$11,441
Oct 22	$11,116	$10,971	$11,131
Nov 22	$12,814	$12,598	$12,700
Dec 22	$12,488	$12,421	$12,528
Jan 23	$13,528	$13,402	$13,485
Feb 23	$12,636	$12,533	$12,674
Mar 23	$13,018	$12,912	$13,022
Apr 23	$12,949	$12,766	$12,905
May 23	$12,719	$12,552	$12,736
Jun 23	$13,256	$13,028	$13,233
Jul 23	$14,066	$13,839	$14,062
Aug 23	$13,232	$12,987	$13,289
Sep 23	$12,882	$12,647	$12,952
Oct 23	$12,417	$12,156	$12,431
Nov 23	$13,391	$13,128	$13,455
Dec 23	$13,900	$13,642	$13,990
Jan 24	$13,308	$13,008	$13,399
Feb 24	$13,904	$13,627	$13,997
Mar 24	$14,205	$13,927	$14,260
Apr 24	$14,220	$14,027	$14,389
May 24	$14,448	$14,107	$14,473
Jun 24	$14,893	$14,663	$15,027
Jul 24	$14,986	$14,707	$15,064
Aug 24	$15,151	$14,944	$15,311
Sep 24	$15,975	$15,942	$16,266
Oct 24	$15,378	$15,233	$15,550
Nov 24	$15,022	$14,686	$15,022
Dec 24	$14,862	$14,666	$14,982
Jan 25	$15,053	$14,927	$15,150
Feb 25	$15,111	$15,000	$15,157
Mar 25	$15,286	$15,095	$15,237
Apr 25	$15,412	$15,293	$15,467
May 25	$16,085	$15,946	$16,206
Jun 25	$17,149	$16,904	$17,173
Jul 25	$17,353	$17,234	$17,475
Aug 25	$17,758	$17,455	$17,733
Sep 25	$18,870	$18,703	$18,870
Oct 25	$19,536	$19,485	$19,609
Nov 25	$19,178	$19,019	$19,165
Dec 25	$19,635	$19,588	$19,683
Jan 26	$21,209	$21,322	$21,385
Feb 26	$22,373	$22,494	$22,523
Mar 26	$20,177	$19,556	$19,637
Apr 26	$22,747	$22,433	$22,492
May 26	$24,382	$24,606	$24,485
Jun 26	$24,433	$24,259	$24,094
Jul 26	$22,935	$23,513	$23,248
Aug 26	$24,066	$24,305	$24,195

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
35.52%	8.07%	9.18%
MSCI Emerging Markets Index (Net)...
39.25	8.18	9.29
MSCI Emerging Markets IMI Index (Net)...
36.44	8.10	9.24

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date			Aug. 31, 2025
AssetsNet		$ 161,196,223,495
Holdings Count | Holding		2,876
Advisory Fees Paid, Amount		$ 121,818,222
InvestmentCompanyPortfolioTurnover		6.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$161,196,223,495
Number of Portfolio Holdings...
2,876
Net Investment Advisory Fees...
$121,818,222
Portfolio Turnover Rate...
6%

Updated Prospectus Phone Number		(1-800-474-2737)
Updated Prospectus Web Address		blackrock.com/fundreports
C000154544
Shareholder Report [Line Items]
Fund Name		iShares Emerging Markets Equity Factor ETF
Trading Symbol		EMGF
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares Emerging Markets Equity Factor ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Emerging Markets Equity Factor ETF	$30	0.25%

Expenses Paid, Amount		$ 30
Expense Ratio, Percent		0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 38.45%.

  For the same period, the S&P Emerging Broad Market Index (Net) returned 21.06% and the STOXX Emerging Markets Equity Factor Index (Spliced) returned 39.52%.

What contributed to performance?

South Korean equities contributed to the Fund’s return during the reporting period, as the information technology sector gained amid increased investment in artificial intelligence (“AI”). Stocks were supported by surging global demand for advanced memory chips, which lifted export volumes and pushed prices sharply higher. Taiwanese stocks also contributed, led by the information technology sector. Semiconductor stocks advanced amid soaring demand for cutting-edge chips used in high-performance computing and AI applications. Electronic component makers also benefited from robust AI infrastructure spending, particularly for power management, thermal management, and other components used in data centers.

What detracted from performance?

Communication stocks in China detracted from the Fund’s return during the reporting period. A multinational technology and entertainment conglomerate was pressured by heavy AI spending that outpaced profit growth and concerns about slowing mobile gaming revenue. Broad softness across the consumer discretionary sector also pressured performance as consumer spending slowed.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	S&P Emerging Broad Market Index (Net)	STOXX Emerging Markets Equity Factor Index (Spliced)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,168	$10,112	$10,216
Oct 16	$10,171	$10,202	$10,222
Nov 16	$9,746	$9,718	$9,782
Dec 16	$9,715	$9,739	$9,737
Jan 17	$10,307	$10,238	$10,353
Feb 17	$10,657	$10,592	$10,722
Mar 17	$10,896	$10,816	$10,968
Apr 17	$11,124	$11,059	$11,241
May 17	$11,363	$11,242	$11,494
Jun 17	$11,577	$11,349	$11,694
Jul 17	$12,361	$12,038	$12,485
Aug 17	$12,580	$12,400	$12,774
Sep 17	$12,716	$12,329	$12,849
Oct 17	$12,951	$12,649	$13,114
Nov 17	$13,134	$12,683	$13,263
Dec 17	$13,642	$13,167	$13,767
Jan 18	$14,581	$14,297	$14,664
Feb 18	$14,193	$13,707	$14,269
Mar 18	$14,002	$13,344	$14,104
Apr 18	$13,797	$13,247	$13,847
May 18	$13,744	$12,862	$13,793
Jun 18	$12,894	$12,354	$12,926
Jul 18	$12,883	$12,688	$12,892
Aug 18	$12,498	$12,239	$12,500
Sep 18	$12,152	$12,069	$12,155
Oct 18	$11,069	$11,150	$11,071
Nov 18	$11,535	$11,664	$11,550
Dec 18	$11,099	$11,349	$11,124
Jan 19	$12,125	$12,230	$12,155
Feb 19	$12,125	$12,320	$12,163
Mar 19	$12,120	$12,532	$12,167
Apr 19	$12,228	$12,798	$12,282
May 19	$11,372	$12,036	$11,425
Jun 19	$12,089	$12,699	$12,152
Jul 19	$12,029	$12,615	$12,097
Aug 19	$11,603	$12,044	$11,674
Sep 19	$11,787	$12,207	$11,864
Oct 19	$12,336	$12,687	$12,421
Nov 19	$12,256	$12,704	$12,354
Dec 19	$13,269	$13,558	$13,380
Jan 20	$12,514	$12,974	$12,628
Feb 20	$11,850	$12,308	$11,961
Mar 20	$10,049	$10,217	$10,139
Apr 20	$11,002	$11,192	$11,195
May 20	$11,032	$11,330	$11,128
Jun 20	$11,673	$12,183	$11,796
Jul 20	$12,953	$13,202	$13,115
Aug 20	$13,015	$13,557	$13,184
Sep 20	$12,858	$13,257	$13,040
Oct 20	$12,858	$13,526	$13,055
Nov 20	$13,659	$14,722	$13,879
Dec 20	$14,685	$15,616	$14,952
Jan 21	$15,152	$16,063	$15,444
Feb 21	$15,212	$16,303	$15,514
Mar 21	$15,415	$16,047	$15,732
Apr 21	$15,995	$16,514	$16,334
May 21	$16,175	$16,763	$16,702
Jun 21	$16,255	$17,009	$16,606
Jul 21	$15,686	$15,982	$16,010
Aug 21	$16,134	$16,447	$16,583
Sep 21	$15,533	$15,930	$15,968
Oct 21	$15,421	$16,086	$15,847
Nov 21	$15,072	$15,517	$15,507
Dec 21	$15,622	$15,763	$16,095
Jan 22	$15,451	$15,613	$15,723
Feb 22	$15,122	$15,077	$15,567
Mar 22	$14,851	$14,730	$15,416
Apr 22	$14,153	$13,932	$14,719
May 22	$14,321	$13,932	$14,785
Jun 22	$13,258	$13,198	$13,589
Jul 22	$13,389	$13,132	$13,761
Aug 22	$13,423	$13,319	$13,942
Sep 22	$11,954	$11,953	$12,400
Oct 22	$11,819	$11,529	$12,214
Nov 22	$13,473	$13,057	$13,807
Dec 22	$13,062	$12,915	$13,535
Jan 23	$13,812	$13,774	$14,207
Feb 23	$12,848	$13,005	$13,274
Mar 23	$13,211	$13,282	$13,643
Apr 23	$13,123	$13,212	$13,515
May 23	$12,906	$12,939	$13,371
Jun 23	$13,419	$13,488	$13,863
Jul 23	$14,232	$14,307	$14,716
Aug 23	$13,464	$13,576	$13,991
Sep 23	$13,257	$13,320	$13,794
Oct 23	$12,811	$12,846	$13,283
Nov 23	$13,848	$13,768	$14,431
Dec 23	$14,462	$14,266	$15,117
Jan 24	$14,072	$13,771	$14,727
Feb 24	$14,760	$14,344	$15,433
Mar 24	$15,029	$14,527	$15,663
Apr 24	$15,099	$14,791	$15,859
May 24	$15,490	$14,960	$16,123
Jun 24	$15,958	$15,397	$16,733
Jul 24	$16,053	$15,473	$16,773
Aug 24	$16,174	$15,779	$16,989
Sep 24	$16,985	$16,992	$17,935
Oct 24	$16,304	$16,348	$17,131
Nov 24	$16,019	$15,894	$16,651
Dec 24	$15,874	$15,921	$16,641
Jan 25	$16,079	$15,967	$16,839
Feb 25	$16,030	$15,959	$16,732
Mar 25	$16,313	$16,059	$16,913
Apr 25	$16,410	$16,195	$17,104
May 25	$17,216	$16,907	$18,033
Jun 25	$18,381	$17,708	$19,138
Jul 25	$18,565	$17,984	$19,437
Aug 25	$18,842	$18,426	$19,586
Sep 25	$19,951	$19,433	$20,781
Oct 25	$20,713	$19,763	$21,643
Nov 25	$20,270	$19,428	$21,076
Dec 25	$20,780	$19,739	$21,676
Jan 26	$22,460	$20,823	$23,578
Feb 26	$23,905	$21,337	$25,055
Mar 26	$21,473	$19,169	$21,767
Apr 26	$24,322	$21,184	$25,051
May 26	$26,425	$21,978	$27,618
Jun 26	$26,495	$21,637	$27,262
Jul 26	$24,827	$21,552	$26,228
Aug 26	$26,088	$22,307	$27,326

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
38.45%	10.09%	10.06%
S&P Emerging Broad Market Index (Net)...
21.06	6.29	8.35
STOXX Emerging Markets Equity Factor Index (Spliced)...
39.52	10.51	10.58

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date			Aug. 31, 2025
AssetsNet		$ 1,929,183,306
Holdings Count | Holding		675
Advisory Fees Paid, Amount		$ 3,869,126
InvestmentCompanyPortfolioTurnover		29.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$1,929,183,306
Number of Portfolio Holdings...
675
Net Investment Advisory Fees...
$3,869,126
Portfolio Turnover Rate...
29%

Updated Prospectus Phone Number		(1-800-474-2737)
Updated Prospectus Web Address		blackrock.com/fundreports
C000170244
Shareholder Report [Line Items]
Fund Name		iShares ESG Aware MSCI EM ETF
Trading Symbol		ESGE
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares ESG Aware MSCI EM ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware MSCI EM ETF	$31	0.26%

Expenses Paid, Amount		$ 31
Expense Ratio, Percent		0.26%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 36.87%.

  For the same period, the MSCI Emerging Markets Index (Net) returned 39.25% and the MSCI Emerging Markets Extended ESG Focus Index (Spliced) returned 39.31%.

What contributed to performance?

South Korean equities contributed to the Fund’s return during the reporting period, as the information technology sector gained amid increased investments in artificial intelligence (“AI”). Stocks were supported by surging global demand for advanced memory chips, which lifted export volumes and pushed prices sharply higher. Taiwanese stocks contributed, led by the information technology sector. Semiconductor stocks advanced amid soaring demand for cutting-edge chips used in high-performance computing and AI applications. Electronic component makers also benefited from robust demand for AI infrastructure, particularly for power management, thermal management, and other components used in data centers.

What detracted from performance?

China's consumer discretionary sector detracted from the Fund’s performance during the reporting period. Intense competition, policy changes reducing new energy vehicle incentives, and potential international duties all negatively impacted automobile manufacturers. Indian equities also detracted, as they were impacted by macroeconomic headwinds, including surging crude oil prices, elevated bond yields, and foreign institutional investor capital outflows.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI Emerging Markets Index (Net)	MSCI Emerging Markets Extended ESG Focus Index (Spliced)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,099	$10,129	$10,112
Oct 16	$10,097	$10,153	$10,116
Nov 16	$9,619	$9,685	$9,642
Dec 16	$9,670	$9,707	$9,690
Jan 17	$10,203	$10,238	$10,253
Feb 17	$10,507	$10,551	$10,577
Mar 17	$10,791	$10,818	$10,889
Apr 17	$10,979	$11,054	$11,105
May 17	$11,334	$11,381	$11,460
Jun 17	$11,442	$11,496	$11,574
Jul 17	$12,115	$12,181	$12,239
Aug 17	$12,375	$12,453	$12,548
Sep 17	$12,323	$12,403	$12,504
Oct 17	$12,699	$12,838	$12,874
Nov 17	$12,808	$12,864	$12,969
Dec 17	$13,334	$13,326	$13,503
Jan 18	$14,455	$14,436	$14,640
Feb 18	$13,803	$13,770	$13,985
Mar 18	$13,493	$13,496	$13,668
Apr 18	$13,329	$13,455	$13,555
May 18	$12,801	$12,978	$13,019
Jun 18	$12,270	$12,439	$12,439
Jul 18	$12,573	$12,712	$12,718
Aug 18	$12,285	$12,368	$12,405
Sep 18	$12,201	$12,303	$12,323
Oct 18	$11,183	$11,231	$11,289
Nov 18	$11,716	$11,694	$11,834
Dec 18	$11,426	$11,384	$11,542
Jan 19	$12,462	$12,381	$12,590
Feb 19	$12,477	$12,409	$12,610
Mar 19	$12,558	$12,513	$12,692
Apr 19	$12,821	$12,777	$12,970
May 19	$11,959	$11,849	$12,096
Jun 19	$12,662	$12,589	$12,807
Jul 19	$12,543	$12,435	$12,691
Aug 19	$11,946	$11,829	$12,088
Sep 19	$12,151	$12,055	$12,307
Oct 19	$12,670	$12,563	$12,832
Nov 19	$12,666	$12,546	$12,834
Dec 19	$13,609	$13,482	$13,789
Jan 20	$13,001	$12,853	$13,180
Feb 20	$12,343	$12,175	$12,509
Mar 20	$10,420	$10,300	$10,555
Apr 20	$11,298	$11,243	$11,511
May 20	$11,393	$11,330	$11,535
Jun 20	$12,301	$12,162	$12,468
Jul 20	$13,472	$13,249	$13,670
Aug 20	$13,752	$13,542	$13,961
Sep 20	$13,522	$13,325	$13,737
Oct 20	$13,844	$13,599	$14,080
Nov 20	$15,087	$14,857	$15,349
Dec 20	$16,225	$15,949	$16,530
Jan 21	$16,750	$16,439	$17,058
Feb 21	$16,765	$16,564	$17,093
Mar 21	$16,557	$16,314	$16,876
Apr 21	$16,985	$16,720	$17,317
May 21	$17,224	$16,912	$17,557
Jun 21	$17,493	$17,137	$17,846
Jul 21	$16,422	$15,984	$16,760
Aug 21	$16,818	$16,402	$17,233
Sep 21	$16,096	$15,751	$16,490
Oct 21	$16,263	$15,906	$16,652
Nov 21	$15,565	$15,258	$15,940
Dec 21	$15,773	$15,544	$16,158
Jan 22	$15,745	$15,250	$15,869
Feb 22	$14,866	$14,794	$15,303
Mar 22	$14,551	$14,460	$15,037
Apr 22	$13,639	$13,655	$14,112
May 22	$13,727	$13,716	$14,113
Jun 22	$12,888	$12,804	$13,131
Jul 22	$12,759	$12,773	$13,031
Aug 22	$12,600	$12,826	$12,995
Sep 22	$11,118	$11,322	$11,440
Oct 22	$10,880	$10,971	$11,144
Nov 22	$12,634	$12,598	$12,802
Dec 22	$12,250	$12,421	$12,580
Jan 23	$13,352	$13,402	$13,609
Feb 23	$12,362	$12,533	$12,676
Mar 23	$12,778	$12,912	$13,076
Apr 23	$12,631	$12,766	$12,881
May 23	$12,434	$12,552	$12,750
Jun 23	$12,932	$13,028	$13,228
Jul 23	$13,782	$13,839	$14,109
Aug 23	$12,828	$12,987	$13,184
Sep 23	$12,447	$12,647	$12,816
Oct 23	$12,057	$12,156	$12,368
Nov 23	$12,950	$13,128	$13,337
Dec 23	$13,403	$13,642	$13,835
Jan 24	$12,693	$13,008	$13,099
Feb 24	$13,222	$13,627	$13,644
Mar 24	$13,492	$13,927	$13,870
Apr 24	$13,414	$14,027	$13,901
May 24	$13,650	$14,107	$14,003
Jun 24	$14,081	$14,663	$14,569
Jul 24	$14,240	$14,707	$14,660
Aug 24	$14,445	$14,944	$14,968
Sep 24	$15,318	$15,942	$16,021
Oct 24	$14,771	$15,233	$15,284
Nov 24	$14,482	$14,686	$14,825
Dec 24	$14,325	$14,666	$14,789
Jan 25	$14,654	$14,927	$15,119
Feb 25	$14,814	$15,000	$15,246
Mar 25	$14,954	$15,095	$15,275
Apr 25	$15,086	$15,293	$15,541
May 25	$15,720	$15,946	$16,252
Jun 25	$16,905	$16,904	$17,378
Jul 25	$17,115	$17,234	$17,697
Aug 25	$17,464	$17,455	$17,919
Sep 25	$18,714	$18,703	$19,228
Oct 25	$19,298	$19,485	$19,899
Nov 25	$18,931	$19,019	$19,438
Dec 25	$19,460	$19,588	$20,063
Jan 26	$20,869	$21,322	$21,670
Feb 26	$21,977	$22,494	$22,755
Mar 26	$19,780	$19,556	$19,769
Apr 26	$22,256	$22,433	$22,599
May 26	$24,117	$24,606	$24,970
Jun 26	$24,172	$24,259	$24,733
Jul 26	$22,944	$23,513	$24,176
Aug 26	$23,904	$24,305	$24,963

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
36.87%	7.29%	9.11%
MSCI Emerging Markets Index (Net)...
39.25	8.18	9.29
MSCI Emerging Markets Extended ESG Focus Index (Spliced)...
39.31	7.69	9.58

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date			Aug. 31, 2025
AssetsNet		$ 6,910,065,883
Holdings Count | Holding		302
Advisory Fees Paid, Amount		$ 15,413,240
InvestmentCompanyPortfolioTurnover		47.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$6,910,065,883
Number of Portfolio Holdings...
302
Net Investment Advisory Fees...
$15,413,240
Portfolio Turnover Rate...
47%

Updated Prospectus Phone Number		(1-800-474-2737)
Updated Prospectus Web Address		blackrock.com/fundreports
C000050065
Shareholder Report [Line Items]
Fund Name		iShares MSCI BIC ETF
Trading Symbol		BKF
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI BIC ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI BIC ETF	$69	0.70%

Expenses Paid, Amount		$ 69
Expense Ratio, Percent		0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned (4.18)%.

  For the same period, the MSCI Emerging Markets Index (Net) returned 39.25% and the MSCI BIC Index (Net) returned (2.38)%.

What contributed to performance?

Brazilian stocks contributed to the Fund’s return during the reporting period. The energy sector gained amid elevated crude oil prices and global supply disruptions, while financial stocks benefited from steady growth in loans and insurance revenue.

What detracted from performance?

Communication stocks in China detracted from the Fund’s return during the reporting period. A multinational technology and entertainment conglomerate was pressured by heavy artificial intelligence spending that outpaced profit growth and concerns about slowing mobile gaming revenue. Broad softness across the consumer discretionary sector also weighed on performance as consumer spending slowed. Indian equities detracted, as they were affected by macroeconomic headwinds, including surging crude oil prices, elevated bond yields, and foreign institutional investor capital outflows.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI Emerging Markets Index (Net)	MSCI BIC Index (Net)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,158	$10,129	$10,164
Oct 16	$10,260	$10,153	$10,270
Nov 16	$9,881	$9,685	$9,897
Dec 16	$9,757	$9,707	$9,778
Jan 17	$10,377	$10,238	$10,397
Feb 17	$10,700	$10,551	$10,730
Mar 17	$10,875	$10,818	$10,910
Apr 17	$11,069	$11,054	$11,113
May 17	$11,299	$11,381	$11,344
Jun 17	$11,376	$11,496	$11,423
Jul 17	$12,345	$12,181	$12,409
Aug 17	$12,815	$12,453	$12,885
Sep 17	$12,925	$12,403	$13,001
Oct 17	$13,295	$12,838	$13,394
Nov 17	$13,368	$12,864	$13,474
Dec 17	$13,741	$13,326	$13,861
Jan 18	$15,308	$14,436	$15,450
Feb 18	$14,506	$13,770	$14,631
Mar 18	$14,057	$13,496	$14,171
Apr 18	$13,968	$13,455	$14,100
May 18	$13,704	$12,978	$13,844
Jun 18	$13,092	$12,439	$13,218
Jul 18	$13,235	$12,712	$13,368
Aug 18	$12,666	$12,368	$12,817
Sep 18	$12,540	$12,303	$12,674
Oct 18	$11,733	$11,231	$11,849
Nov 18	$12,394	$11,694	$12,527
Dec 18	$11,875	$11,384	$11,999
Jan 19	$13,028	$12,381	$13,183
Feb 19	$13,182	$12,409	$13,345
Mar 19	$13,499	$12,513	$13,681
Apr 19	$13,707	$12,777	$13,906
May 19	$12,661	$11,849	$12,842
Jun 19	$13,449	$12,589	$13,651
Jul 19	$13,348	$12,435	$13,537
Aug 19	$12,710	$11,829	$12,887
Sep 19	$12,843	$12,055	$13,028
Oct 19	$13,440	$12,563	$13,649
Nov 19	$13,462	$12,546	$13,684
Dec 19	$14,490	$13,482	$14,739
Jan 20	$13,845	$12,853	$14,090
Feb 20	$13,401	$12,175	$13,611
Mar 20	$11,477	$10,300	$11,655
Apr 20	$12,250	$11,243	$12,575
May 20	$12,423	$11,330	$12,634
Jun 20	$13,386	$12,162	$13,626
Jul 20	$14,692	$13,249	$14,937
Aug 20	$15,224	$13,542	$15,491
Sep 20	$14,778	$13,325	$15,044
Oct 20	$15,263	$13,599	$15,549
Nov 20	$16,212	$14,857	$16,479
Dec 20	$17,009	$15,949	$17,340
Jan 21	$17,646	$16,439	$18,004
Feb 21	$17,562	$16,564	$17,948
Mar 21	$16,951	$16,314	$17,323
Apr 21	$17,139	$16,720	$17,550
May 21	$17,536	$16,912	$17,937
Jun 21	$17,788	$17,137	$18,259
Jul 21	$15,998	$15,984	$16,482
Aug 21	$16,303	$16,402	$16,842
Sep 21	$15,710	$15,751	$16,200
Oct 21	$15,849	$15,906	$16,422
Nov 21	$15,058	$15,258	$15,541
Dec 21	$14,911	$15,544	$15,388
Jan 22	$14,928	$15,250	$15,119
Feb 22	$13,540	$14,794	$14,173
Mar 22	$12,785	$14,460	$13,345
Apr 22	$12,174	$13,655	$12,735
May 22	$12,299	$13,716	$12,737
Jun 22	$12,447	$12,804	$12,769
Jul 22	$11,922	$12,773	$12,311
Aug 22	$12,060	$12,826	$12,549
Sep 22	$10,763	$11,322	$11,147
Oct 22	$9,898	$10,971	$10,216
Nov 22	$11,748	$12,598	$11,999
Dec 22	$11,664	$12,421	$12,139
Jan 23	$12,602	$13,402	$13,012
Feb 23	$11,479	$12,533	$11,867
Mar 23	$11,836	$12,912	$12,241
Apr 23	$11,672	$12,766	$12,004
May 23	$11,081	$12,552	$11,474
Jun 23	$11,702	$13,028	$12,093
Jul 23	$12,630	$13,839	$13,037
Aug 23	$11,691	$12,987	$12,138
Sep 23	$11,506	$12,647	$12,002
Oct 23	$11,113	$12,156	$11,545
Nov 23	$11,643	$13,128	$12,127
Dec 23	$11,837	$13,642	$12,377
Jan 24	$11,172	$13,008	$11,682
Feb 24	$11,694	$13,627	$12,306
Mar 24	$11,824	$13,927	$12,372
Apr 24	$12,160	$14,027	$12,856
May 24	$12,407	$14,107	$12,991
Jun 24	$12,449	$14,663	$13,153
Jul 24	$12,496	$14,707	$13,285
Aug 24	$12,657	$14,944	$13,488
Sep 24	$14,022	$15,942	$15,151
Oct 24	$13,413	$15,233	$14,128
Nov 24	$13,071	$14,686	$13,677
Dec 24	$12,956	$14,666	$13,617
Jan 25	$13,112	$14,927	$13,635
Feb 25	$13,512	$15,000	$14,054
Mar 25	$14,060	$15,095	$14,724
Apr 25	$13,915	$15,293	$14,663
May 25	$14,154	$15,946	$14,946
Jun 25	$14,764	$16,904	$15,518
Jul 25	$14,761	$17,234	$15,559
Aug 25	$15,355	$17,455	$15,971
Sep 25	$16,138	$18,703	$17,000
Oct 25	$16,002	$19,485	$16,834
Nov 25	$15,940	$19,019	$16,741
Dec 25	$15,715	$19,588	$16,573
Jan 26	$16,069	$21,322	$17,009
Feb 26	$15,667	$22,494	$16,565
Mar 26	$14,539	$19,556	$15,024
Apr 26	$15,147	$22,433	$15,819
May 26	$14,556	$24,606	$15,342
Jun 26	$14,010	$24,259	$14,732
Jul 26	$14,857	$23,513	$15,663
Aug 26	$14,713	$24,305	$15,591

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
(4.18)%	(2.03)%	3.94%
MSCI Emerging Markets Index (Net)...
39.25	8.18	9.29
MSCI BIC Index (Net)...
(2.38)	(1.53)	4.54

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 75,439,990
Holdings Count | Holding		703
Advisory Fees Paid, Amount		$ 610,050
InvestmentCompanyPortfolioTurnover		16.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$75,439,990
Number of Portfolio Holdings...
703
Net Investment Advisory Fees...
$610,050
Portfolio Turnover Rate...
16%

C000106873
Shareholder Report [Line Items]
Fund Name		iShares MSCI Emerging Markets Asia ETF
Trading Symbol		EEMA
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI Emerging Markets Asia ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Emerging Markets Asia ETF	$59	0.49%

Expenses Paid, Amount		$ 59
Expense Ratio, Percent		0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 39.28%.

  For the same period, the MSCI Emerging Markets Index (Net) returned 39.25% and the MSCI EM Asia Custom Capped Index (Spliced) returned 41.09%.

What contributed to performance?

Stocks in Taiwan were the largest contributors to the Fund’s return during the reporting period, driven by the information technology sector. Semiconductor stocks were supported by soaring demand for advanced chips used in high-performance computing and artificial intelligence (“AI”) applications, which benefited manufacturers of cutting-edge semiconductors. Taiwanese electronic component makers advanced amid strong interest in AI infrastructure, particularly for power management, thermal management, and other components used in data centers. South Korean equities were also meaningful contributors, as the information technology sector benefited from the continued expansion of AI investment. Stocks were further supported by surging global demand for high-end memory chips, which lifted export volumes and pushed prices higher.

What detracted from performance?

Communication stocks in China detracted from the Fund’s return during the reporting period. A multinational technology and entertainment conglomerate was pressured by heavy AI spending that outpaced profit growth and concerns about slowing mobile gaming revenue. Broad weakness across the consumer discretionary sector also weighed on performance amid subdued consumer spending.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI Emerging Markets Index (Net)	MSCI EM Asia Custom Capped Index (Spliced)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,128	$10,129	$10,133
Oct 16	$9,980	$10,153	$9,988
Nov 16	$9,641	$9,685	$9,655
Dec 16	$9,504	$9,707	$9,519
Jan 17	$10,056	$10,238	$10,077
Feb 17	$10,419	$10,551	$10,444
Mar 17	$10,762	$10,818	$10,792
Apr 17	$10,987	$11,054	$11,024
May 17	$11,478	$11,381	$11,523
Jun 17	$11,674	$11,496	$11,725
Jul 17	$12,313	$12,181	$12,379
Aug 17	$12,480	$12,453	$12,550
Sep 17	$12,470	$12,403	$12,548
Oct 17	$13,118	$12,838	$13,212
Nov 17	$13,132	$12,864	$13,227
Dec 17	$13,490	$13,326	$13,596
Jan 18	$14,558	$14,436	$14,686
Feb 18	$13,777	$13,770	$13,899
Mar 18	$13,568	$13,496	$13,683
Apr 18	$13,592	$13,455	$13,722
May 18	$13,413	$12,978	$13,538
Jun 18	$12,796	$12,439	$12,908
Jul 18	$12,873	$12,712	$12,996
Aug 18	$12,758	$12,368	$12,887
Sep 18	$12,548	$12,303	$12,667
Oct 18	$11,187	$11,231	$11,286
Nov 18	$11,757	$11,694	$11,870
Dec 18	$11,394	$11,384	$11,503
Jan 19	$12,212	$12,381	$12,338
Feb 19	$12,401	$12,409	$12,535
Mar 19	$12,618	$12,513	$12,763
Apr 19	$12,836	$12,777	$12,991
May 19	$11,713	$11,849	$11,856
Jun 19	$12,457	$12,589	$12,609
Jul 19	$12,262	$12,435	$12,409
Aug 19	$11,798	$11,829	$11,942
Sep 19	$12,024	$12,055	$12,176
Oct 19	$12,548	$12,563	$12,713
Nov 19	$12,593	$12,546	$12,773
Dec 19	$13,485	$13,482	$13,676
Jan 20	$12,828	$12,853	$13,017
Feb 20	$12,433	$12,175	$12,621
Mar 20	$10,934	$10,300	$11,104
Apr 20	$11,860	$11,243	$12,138
May 20	$11,911	$11,330	$12,103
Jun 20	$12,840	$12,162	$13,052
Jul 20	$14,027	$13,249	$14,260
Aug 20	$14,431	$13,542	$14,677
Sep 20	$14,230	$13,325	$14,480
Oct 20	$14,639	$13,599	$14,910
Nov 20	$15,821	$14,857	$16,116
Dec 20	$16,884	$15,949	$17,237
Jan 21	$17,491	$16,439	$17,863
Feb 21	$17,717	$16,564	$18,111
Mar 21	$17,329	$16,314	$17,707
Apr 21	$17,738	$16,720	$18,153
May 21	$17,791	$16,912	$18,217
Jun 21	$17,957	$17,137	$18,410
Jul 21	$16,639	$15,984	$17,063
Aug 21	$17,045	$16,402	$17,570
Sep 21	$16,388	$15,751	$16,913
Oct 21	$16,585	$15,906	$17,107
Nov 21	$15,951	$15,258	$16,478
Dec 21	$16,175	$15,544	$16,720
Jan 22	$15,925	$15,250	$16,137
Feb 22	$15,342	$14,794	$15,758
Mar 22	$14,619	$14,460	$15,266
Apr 22	$13,864	$13,655	$14,491
May 22	$14,025	$13,716	$14,548
Jun 22	$13,485	$12,804	$13,844
Jul 22	$13,249	$12,773	$13,667
Aug 22	$13,164	$12,826	$13,717
Sep 22	$11,461	$11,322	$11,902
Oct 22	$10,817	$10,971	$11,205
Nov 22	$13,011	$12,598	$13,300
Dec 22	$12,706	$12,421	$13,191
Jan 23	$13,914	$13,402	$14,329
Feb 23	$12,881	$12,533	$13,345
Mar 23	$13,378	$12,912	$13,825
Apr 23	$13,102	$12,766	$13,500
May 23	$12,866	$12,552	$13,357
Jun 23	$13,257	$13,028	$13,719
Jul 23	$14,083	$13,839	$14,575
Aug 23	$13,154	$12,987	$13,676
Sep 23	$12,787	$12,647	$13,322
Oct 23	$12,324	$12,156	$12,795
Nov 23	$13,194	$13,128	$13,766
Dec 23	$13,592	$13,642	$14,215
Jan 24	$12,898	$13,008	$13,473
Feb 24	$13,627	$13,627	$14,262
Mar 24	$14,020	$13,927	$14,642
Apr 24	$14,052	$14,027	$14,829
May 24	$14,415	$14,107	$15,038
Jun 24	$14,995	$14,663	$15,785
Jul 24	$15,024	$14,707	$15,741
Aug 24	$15,158	$14,944	$15,998
Sep 24	$16,199	$15,942	$17,279
Oct 24	$15,554	$15,233	$16,489
Nov 24	$15,177	$14,686	$15,878
Dec 24	$15,047	$14,666	$15,916
Jan 25	$15,176	$14,927	$16,033
Feb 25	$15,321	$15,000	$16,139
Mar 25	$15,422	$15,095	$16,130
Apr 25	$15,392	$15,293	$16,252
May 25	$16,080	$15,946	$17,064
Jun 25	$17,210	$16,904	$18,132
Jul 25	$17,536	$17,234	$18,580
Aug 25	$17,841	$17,455	$18,718
Sep 25	$19,120	$18,703	$20,113
Oct 25	$19,962	$19,485	$21,112
Nov 25	$19,417	$19,019	$20,442
Dec 25	$19,910	$19,588	$21,042
Jan 26	$21,330	$21,322	$22,699
Feb 26	$22,514	$22,494	$23,956
Mar 26	$20,103	$19,556	$20,623
Apr 26	$23,088	$22,433	$24,085
May 26	$25,033	$24,606	$26,587
Jun 26	$24,996	$24,259	$26,068
Jul 26	$23,799	$23,513	$25,487
Aug 26	$24,862	$24,305	$26,410

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
39.28%	7.84%	9.54%
MSCI Emerging Markets Index (Net)...
39.25	8.18	9.29
MSCI EM Asia Custom Capped Index (Spliced)...
41.09	8.49	10.20

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 876,670,929
Holdings Count | Holding		910
Advisory Fees Paid, Amount		$ 6,726,641
InvestmentCompanyPortfolioTurnover		32.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$876,670,929
Number of Portfolio Holdings...
910
Net Investment Advisory Fees...
$6,726,641
Portfolio Turnover Rate...
32%

C000186806
Shareholder Report [Line Items]
Fund Name		iShares MSCI Emerging Markets ex China ETF
Trading Symbol		EMXC
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI Emerging Markets ex China ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Emerging Markets ex China ETF	$32	0.25%

Expenses Paid, Amount		$ 32
Expense Ratio, Percent		0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 58.81%.

  For the same period, the MSCI Emerging Markets Index (Net) returned 39.25% and the MSCI Emerging Markets ex China Index (Net) returned 59.26%.

What contributed to performance?

Taiwanese stocks were the largest contributors to the Fund’s return during the reporting period, driven by the information technology sector. Semiconductor stocks were supported by soaring demand for advanced chips used in high-performance computing and artificial intelligence (“AI”) applications, which benefited manufacturers of cutting-edge semiconductors. Electronic component makers also benefited from strong demand related to AI infrastructure, particularly for power management, thermal management, and other components used in data centers. South Korean equities were meaningful contributors, as the information technology sector gained amid heightened investment in AI. Stocks were further supported by surging global demand for advanced memory chips, which lifted export volumes and pushed prices sharply higher.

What detracted from performance?

Indian equities modestly detracted from the Fund’s return during the reporting period, as they were affected by macroeconomic headwinds, including surging crude oil prices, elevated bond yields, and foreign institutional investor capital outflows.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI Emerging Markets Index (Net)	MSCI Emerging Markets ex China Index (Net)
Jun 17	$10,000	$10,000	$10,000
Jul 17	$10,038	$10,133	$10,052
Aug 17	$10,183	$10,359	$10,196
Sep 17	$10,082	$10,318	$10,096
Oct 17	$10,414	$10,680	$10,430
Nov 17	$10,362	$10,701	$10,391
Dec 17	$10,804	$11,086	$10,839
Jan 18	$11,508	$12,009	$11,552
Feb 18	$11,048	$11,455	$11,112
Mar 18	$10,929	$11,227	$10,953
Apr 18	$10,855	$11,193	$10,906
May 18	$10,197	$10,796	$10,267
Jun 18	$9,831	$10,348	$9,895
Jul 18	$10,279	$10,575	$10,337
Aug 18	$10,040	$10,289	$10,109
Sep 18	$10,024	$10,234	$10,095
Oct 18	$9,281	$9,343	$9,341
Nov 18	$9,528	$9,728	$9,598
Dec 18	$9,428	$9,471	$9,493
Jan 19	$10,157	$10,300	$10,229
Feb 19	$10,023	$10,323	$10,103
Mar 19	$10,006	$10,410	$10,110
Apr 19	$10,209	$10,629	$10,317
May 19	$9,771	$9,857	$9,866
Jun 19	$10,297	$10,473	$10,402
Jul 19	$10,115	$10,344	$10,242
Aug 19	$9,596	$9,840	$9,710
Sep 19	$9,887	$10,028	$9,986
Oct 19	$10,289	$10,451	$10,415
Nov 19	$10,185	$10,437	$10,309
Dec 19	$10,904	$11,215	$11,032
Jan 20	$10,415	$10,692	$10,526
Feb 20	$9,540	$10,129	$9,629
Mar 20	$7,608	$8,569	$7,653
Apr 20	$8,394	$9,353	$8,503
May 20	$8,588	$9,425	$8,639
Jun 20	$9,110	$10,118	$9,179
Jul 20	$9,880	$11,022	$9,967
Aug 20	$9,871	$11,266	$9,946
Sep 20	$9,809	$11,085	$9,869
Oct 20	$9,745	$11,313	$9,842
Nov 20	$11,137	$12,360	$11,238
Dec 20	$12,300	$13,268	$12,416
Jan 21	$12,328	$13,675	$12,462
Feb 21	$12,549	$13,780	$12,708
Mar 21	$12,771	$13,572	$12,917
Apr 21	$13,137	$13,909	$13,325
May 21	$13,421	$14,069	$13,626
Jun 21	$13,581	$14,257	$13,790
Jul 21	$13,241	$13,297	$13,450
Aug 21	$13,687	$13,645	$13,989
Sep 21	$13,178	$13,103	$13,509
Oct 21	$13,230	$13,232	$13,491
Nov 21	$12,805	$12,693	$13,078
Dec 21	$13,366	$12,931	$13,662
Jan 22	$13,344	$12,686	$13,473
Feb 22	$12,756	$12,307	$13,128
Mar 22	$12,840	$12,029	$13,184
Apr 22	$12,026	$11,360	$12,366
May 22	$12,078	$11,410	$12,380
Jun 22	$10,641	$10,652	$10,821
Jul 22	$11,157	$10,626	$11,341
Aug 22	$11,063	$10,670	$11,398
Sep 22	$9,947	$9,419	$10,216
Oct 22	$10,311	$9,127	$10,538
Nov 22	$11,355	$10,480	$11,524
Dec 22	$10,784	$10,333	$11,031
Jan 23	$11,509	$11,149	$11,698
Feb 23	$10,891	$10,426	$11,169
Mar 23	$11,200	$10,742	$11,428
Apr 23	$11,303	$10,620	$11,522
May 23	$11,406	$10,442	$11,684
Jun 23	$11,860	$10,838	$12,119
Jul 23	$12,335	$11,513	$12,645
Aug 23	$11,693	$10,803	$12,022
Sep 23	$11,395	$10,521	$11,715
Oct 23	$11,008	$10,112	$11,279
Nov 23	$12,088	$10,921	$12,445
Dec 23	$12,802	$11,349	$13,241
Jan 24	$12,476	$10,822	$12,912
Feb 24	$12,945	$11,336	$13,370
Mar 24	$13,291	$11,586	$13,727
Apr 24	$13,025	$11,669	$13,549
May 24	$13,118	$11,735	$13,535
Jun 24	$13,799	$12,198	$14,356
Jul 24	$13,993	$12,234	$14,477
Aug 24	$14,154	$12,432	$14,739
Sep 24	$14,268	$13,262	$14,925
Oct 24	$13,718	$12,672	$14,346
Nov 24	$13,443	$12,217	$13,877
Dec 24	$13,185	$12,200	$13,713
Jan 25	$13,395	$12,418	$14,003
Feb 25	$12,972	$12,478	$13,471
Mar 25	$13,112	$12,557	$13,477
Apr 25	$13,506	$12,722	$13,997
May 25	$14,116	$13,265	$14,684
Jun 25	$15,151	$14,063	$15,705
Jul 25	$15,178	$14,337	$15,833
Aug 25	$15,225	$14,521	$15,797
Sep 25	$16,228	$15,559	$16,748
Oct 25	$17,370	$16,210	$18,054
Nov 25	$17,049	$15,822	$17,630
Dec 25	$17,791	$16,295	$18,459
Jan 26	$19,516	$17,738	$20,386
Feb 26	$21,424	$18,713	$22,338
Mar 26	$18,999	$16,268	$19,042
Apr 26	$22,072	$18,662	$22,565
May 26	$24,614	$20,469	$25,609
Jun 26	$25,184	$20,181	$25,617
Jul 26	$22,855	$19,561	$24,104
Aug 26	$24,179	$20,219	$25,159

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	Since Fund Inception
Fund NAV...
58.81%	12.05%	10.16%
MSCI Emerging Markets Index (Net)...
39.25	8.18	8.03
MSCI Emerging Markets ex China Index (Net)...
59.26	12.46	10.65

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date			Aug. 31, 2025
AssetsNet		$ 24,917,725,587
Holdings Count | Holding		615
Advisory Fees Paid, Amount		$ 45,387,702
InvestmentCompanyPortfolioTurnover		11.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$24,917,725,587
Number of Portfolio Holdings...
615
Net Investment Advisory Fees...
$45,387,702
Portfolio Turnover Rate...
11%

Updated Prospectus Phone Number		(1-800-474-2737)
Updated Prospectus Web Address		blackrock.com/fundreports
C000100212
Shareholder Report [Line Items]
Fund Name		iShares MSCI Emerging Markets Min Vol Factor ETF
Trading Symbol		EEMV
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI Emerging Markets Min Vol Factor ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Emerging Markets Min Vol Factor ETF	$28	0.25%

Expenses Paid, Amount		$ 28
Expense Ratio, Percent		0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 23.94%.

  For the same period, the MSCI Emerging Markets Index (Net) returned 39.25% and the MSCI Emerging Markets Minimum Volatility Index (Net) returned 24.39%.

What contributed to performance?

Taiwan stocks were the largest contributors to the Fund’s return during the reporting period, driven by the information technology sector. Electronic component makers benefited from strong demand related to artificial intelligence (“AI”) infrastructure, particularly for power management, thermal management, and other components used in data centers. Semiconductor stocks advanced due to soaring demand for advanced chips used in high-performance computing and AI applications. South Korean equities were also meaningful contributors, as the information technology sector gained amid increased investments in AI. Stocks were further supported by surging global demand for advanced memory chips, which lifted export volumes and pushed prices sharply higher.

What detracted from performance?

Indian equities detracted from the Fund’s return during the reporting period. IT consulting and other companies in the information technology sector were pressured by the rapid shift toward AI, which is changing how clients allocate spending and creating pricing pressure on traditional IT outsourcing services.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI Emerging Markets Index (Net)	MSCI Emerging Markets Minimum Volatility Index (Net)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,030	$10,129	$10,028
Oct 16	$9,910	$10,153	$9,911
Nov 16	$9,461	$9,685	$9,459
Dec 16	$9,370	$9,707	$9,372
Jan 17	$9,613	$10,238	$9,617
Feb 17	$9,889	$10,551	$9,896
Mar 17	$10,153	$10,818	$10,160
Apr 17	$10,307	$11,054	$10,327
May 17	$10,518	$11,381	$10,537
Jun 17	$10,599	$11,496	$10,621
Jul 17	$10,942	$12,181	$10,974
Aug 17	$11,111	$12,453	$11,145
Sep 17	$11,078	$12,403	$11,113
Oct 17	$11,304	$12,838	$11,341
Nov 17	$11,323	$12,864	$11,369
Dec 17	$11,836	$13,326	$11,877
Jan 18	$12,530	$14,436	$12,580
Feb 18	$12,066	$13,770	$12,114
Mar 18	$12,023	$13,496	$12,075
Apr 18	$12,021	$13,455	$12,084
May 18	$11,834	$12,978	$11,895
Jun 18	$11,417	$12,439	$11,480
Jul 18	$11,709	$12,712	$11,771
Aug 18	$11,633	$12,368	$11,702
Sep 18	$11,637	$12,303	$11,710
Oct 18	$10,843	$11,231	$10,901
Nov 18	$11,244	$11,694	$11,310
Dec 18	$11,118	$11,384	$11,191
Jan 19	$11,746	$12,381	$11,825
Feb 19	$11,784	$12,409	$11,868
Mar 19	$11,800	$12,513	$11,889
Apr 19	$11,951	$12,777	$12,047
May 19	$11,395	$11,849	$11,480
Jun 19	$11,852	$12,589	$11,937
Jul 19	$11,790	$12,435	$11,877
Aug 19	$11,465	$11,829	$11,556
Sep 19	$11,509	$12,055	$11,602
Oct 19	$11,786	$12,563	$11,882
Nov 19	$11,533	$12,546	$11,633
Dec 19	$12,034	$13,482	$12,140
Jan 20	$11,549	$12,853	$11,654
Feb 20	$10,905	$12,175	$11,004
Mar 20	$9,658	$10,300	$9,726
Apr 20	$10,514	$11,243	$10,639
May 20	$10,500	$11,330	$10,564
Jun 20	$10,842	$12,162	$10,930
Jul 20	$11,393	$13,249	$11,496
Aug 20	$11,588	$13,542	$11,697
Sep 20	$11,393	$13,325	$11,509
Oct 20	$11,414	$13,599	$11,539
Nov 20	$12,263	$14,857	$12,405
Dec 20	$12,923	$15,949	$13,087
Jan 21	$13,018	$16,439	$13,189
Feb 21	$13,144	$16,564	$13,333
Mar 21	$13,270	$16,314	$13,456
Apr 21	$13,413	$16,720	$13,603
May 21	$13,628	$16,912	$13,833
Jun 21	$13,623	$17,137	$13,866
Jul 21	$13,093	$15,984	$13,317
Aug 21	$13,562	$16,402	$13,842
Sep 21	$13,294	$15,751	$13,589
Oct 21	$13,394	$15,906	$13,664
Nov 21	$13,091	$15,258	$13,365
Dec 21	$13,507	$15,544	$13,813
Jan 22	$13,370	$15,250	$13,538
Feb 22	$13,299	$14,794	$13,596
Mar 22	$13,150	$14,460	$13,497
Apr 22	$12,685	$13,655	$13,044
May 22	$12,531	$13,716	$12,819
Jun 22	$11,897	$12,804	$12,118
Jul 22	$12,023	$12,773	$12,251
Aug 22	$11,842	$12,826	$12,160
Sep 22	$10,952	$11,322	$11,244
Oct 22	$10,811	$10,971	$11,062
Nov 22	$11,829	$12,598	$12,032
Dec 22	$11,603	$12,421	$11,886
Jan 23	$12,024	$13,402	$12,268
Feb 23	$11,623	$12,533	$11,904
Mar 23	$11,984	$12,912	$12,251
Apr 23	$12,237	$12,766	$12,498
May 23	$12,002	$12,552	$12,302
Jun 23	$12,175	$13,028	$12,461
Jul 23	$12,550	$13,839	$12,874
Aug 23	$12,035	$12,987	$12,374
Sep 23	$11,854	$12,647	$12,195
Oct 23	$11,469	$12,156	$11,776
Nov 23	$12,085	$13,128	$12,449
Dec 23	$12,533	$13,642	$12,945
Jan 24	$12,248	$13,008	$12,670
Feb 24	$12,760	$13,627	$13,194
Mar 24	$12,749	$13,927	$13,150
Apr 24	$12,642	$14,027	$13,092
May 24	$12,660	$14,107	$13,044
Jun 24	$13,041	$14,663	$13,512
Jul 24	$13,375	$14,707	$13,870
Aug 24	$13,743	$14,944	$14,304
Sep 24	$14,322	$15,942	$14,971
Oct 24	$13,768	$15,233	$14,333
Nov 24	$13,598	$14,686	$14,086
Dec 24	$13,582	$14,666	$14,114
Jan 25	$13,590	$14,927	$14,111
Feb 25	$13,406	$15,000	$13,856
Mar 25	$13,571	$15,095	$14,029
Apr 25	$13,912	$15,293	$14,421
May 25	$14,188	$15,946	$14,741
Jun 25	$14,762	$16,904	$15,325
Jul 25	$14,647	$17,234	$15,238
Aug 25	$14,799	$17,455	$15,351
Sep 25	$15,078	$18,703	$15,625
Oct 25	$15,391	$19,485	$15,994
Nov 25	$15,212	$19,019	$15,787
Dec 25	$15,396	$19,588	$16,008
Jan 26	$16,087	$21,322	$16,749
Feb 26	$16,518	$22,494	$17,176
Mar 26	$15,353	$19,556	$15,658
Apr 26	$16,862	$22,433	$17,370
May 26	$18,093	$24,606	$18,808
Jun 26	$18,201	$24,259	$18,723
Jul 26	$17,284	$23,513	$18,124
Aug 26	$18,342	$24,305	$19,095

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
23.94%	6.23%	6.25%
MSCI Emerging Markets Index (Net)...
39.25	8.18	9.29
MSCI Emerging Markets Minimum Volatility Index (Net)...
24.39	6.65	6.68

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 3,660,042,824
Holdings Count | Holding		301
Advisory Fees Paid, Amount		$ 9,345,010
InvestmentCompanyPortfolioTurnover		27.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$3,660,042,824
Number of Portfolio Holdings...
301
Net Investment Advisory Fees...
$9,345,010
Portfolio Turnover Rate...
27%

C000052897
Shareholder Report [Line Items]
Fund Name		iShares MSCI Emerging Markets Small-Cap ETF
Trading Symbol		EEMS
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI Emerging Markets Small-Cap ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Emerging Markets Small-Cap ETF	$78	0.71%

Expenses Paid, Amount		$ 78
Expense Ratio, Percent		0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 19.01%.

  For the same period, the MSCI Emerging Markets Index (Net) returned 39.25% and the MSCI Emerging Markets Small Cap Index (Net) returned 19.49%.

What contributed to performance?

Taiwanese small-cap stocks were the largest contributors to the Fund’s return during the reporting period, driven by the information technology sector. Strong structural demand for artificial intelligence (“AI”) and high-performance computing applications continued to support the semiconductor sector. This demand extended to peripheral hardware makers, with electronic component manufacturers benefiting from increased orders for critical data center power and cooling systems. South Korean equities were also meaningful contributors, as the information technology sector gained amid increased investments in AI. Small-cap industrial stocks benefited from their critical role in data center infrastructure build outs.

What detracted from performance?

Chinese small-cap healthcare stocks detracted from the Fund's return during the reporting period. Biotechnology companies faced headwind pressures from elevated geopolitical scrutiny, which strained cross-border funding and out-licensing opportunities.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI Emerging Markets Index (Net)	MSCI Emerging Markets Small Cap Index (Net)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,127	$10,129	$10,131
Oct 16	$9,970	$10,153	$9,981
Nov 16	$9,515	$9,685	$9,516
Dec 16	$9,496	$9,707	$9,500
Jan 17	$9,932	$10,238	$9,945
Feb 17	$10,450	$10,551	$10,462
Mar 17	$10,740	$10,818	$10,737
Apr 17	$10,858	$11,054	$10,858
May 17	$10,902	$11,381	$10,934
Jun 17	$11,004	$11,496	$11,019
Jul 17	$11,393	$12,181	$11,413
Aug 17	$11,617	$12,453	$11,635
Sep 17	$11,626	$12,403	$11,640
Oct 17	$12,011	$12,838	$12,049
Nov 17	$12,235	$12,864	$12,261
Dec 17	$12,722	$13,326	$12,715
Jan 18	$13,472	$14,436	$13,452
Feb 18	$12,912	$13,770	$12,900
Mar 18	$12,748	$13,496	$12,710
Apr 18	$12,760	$13,455	$12,722
May 18	$12,500	$12,978	$12,457
Jun 18	$11,690	$12,439	$11,640
Jul 18	$11,828	$12,712	$11,782
Aug 18	$11,573	$12,368	$11,534
Sep 18	$11,187	$12,303	$11,151
Oct 18	$10,013	$11,231	$9,975
Nov 18	$10,572	$11,694	$10,520
Dec 18	$10,407	$11,384	$10,351
Jan 19	$10,969	$12,381	$10,908
Feb 19	$11,103	$12,409	$11,050
Mar 19	$11,202	$12,513	$11,154
Apr 19	$11,217	$12,777	$11,178
May 19	$10,662	$11,849	$10,628
Jun 19	$11,072	$12,589	$11,045
Jul 19	$10,905	$12,435	$10,880
Aug 19	$10,358	$11,829	$10,336
Sep 19	$10,565	$12,055	$10,539
Oct 19	$10,980	$12,563	$10,944
Nov 19	$10,915	$12,546	$10,877
Dec 19	$11,583	$13,482	$11,542
Jan 20	$11,107	$12,853	$11,081
Feb 20	$10,311	$12,175	$10,299
Mar 20	$7,948	$10,300	$7,922
Apr 20	$9,022	$11,243	$9,025
May 20	$9,261	$11,330	$9,239
Jun 20	$10,094	$12,162	$10,071
Jul 20	$11,011	$13,249	$11,001
Aug 20	$11,465	$13,542	$11,452
Sep 20	$11,273	$13,325	$11,265
Oct 20	$11,209	$13,599	$11,203
Nov 20	$12,800	$14,857	$12,781
Dec 20	$13,766	$15,949	$13,768
Jan 21	$13,789	$16,439	$13,779
Feb 21	$14,573	$16,564	$14,600
Mar 21	$14,792	$16,314	$14,823
Apr 21	$15,672	$16,720	$15,718
May 21	$15,909	$16,912	$16,114
Jun 21	$16,434	$17,137	$16,491
Jul 21	$16,195	$15,984	$16,274
Aug 21	$16,324	$16,402	$16,463
Sep 21	$15,936	$15,751	$16,135
Oct 21	$16,056	$15,906	$16,164
Nov 21	$15,614	$15,258	$15,689
Dec 21	$16,245	$15,544	$16,349
Jan 22	$15,719	$15,250	$15,626
Feb 22	$15,194	$14,794	$15,236
Mar 22	$15,465	$14,460	$15,641
Apr 22	$14,644	$13,655	$14,856
May 22	$14,479	$13,716	$14,613
Jun 22	$13,030	$12,804	$13,074
Jul 22	$13,399	$12,773	$13,435
Aug 22	$13,549	$12,826	$13,768
Sep 22	$12,207	$11,322	$12,387
Oct 22	$12,293	$10,971	$12,378
Nov 22	$13,521	$12,598	$13,542
Dec 22	$13,255	$12,421	$13,403
Jan 23	$14,117	$13,402	$14,197
Feb 23	$13,625	$12,533	$13,792
Mar 23	$13,803	$12,912	$13,921
Apr 23	$13,928	$12,766	$14,014
May 23	$14,031	$12,552	$14,169
Jun 23	$14,725	$13,028	$14,810
Jul 23	$15,616	$13,839	$15,777
Aug 23	$15,309	$12,987	$15,564
Sep 23	$14,986	$12,647	$15,244
Oct 23	$14,311	$12,156	$14,507
Nov 23	$15,592	$13,128	$15,905
Dec 23	$16,239	$13,642	$16,608
Jan 24	$15,891	$13,008	$16,322
Feb 24	$16,349	$13,627	$16,770
Mar 24	$16,442	$13,927	$16,780
Apr 24	$16,630	$14,027	$17,115
May 24	$16,862	$14,107	$17,227
Jun 24	$17,268	$14,663	$17,778
Jul 24	$17,256	$14,707	$17,770
Aug 24	$17,515	$14,944	$18,086
Sep 24	$18,096	$15,942	$18,752
Oct 24	$17,321	$15,233	$17,983
Nov 24	$17,048	$14,686	$17,584
Dec 24	$16,777	$14,666	$17,404
Jan 25	$16,373	$14,927	$16,918
Feb 25	$16,054	$15,000	$16,472
Mar 25	$16,057	$15,095	$16,447
Apr 25	$16,416	$15,293	$16,895
May 25	$17,590	$15,946	$18,231
Jun 25	$18,630	$16,904	$19,272
Jul 25	$18,632	$17,234	$19,394
Aug 25	$19,226	$17,455	$19,907
Sep 25	$19,639	$18,703	$20,306
Oct 25	$20,006	$19,485	$20,768
Nov 25	$19,802	$19,019	$20,467
Dec 25	$19,951	$19,588	$20,637
Jan 26	$21,424	$21,322	$22,138
Feb 26	$22,282	$22,494	$23,052
Mar 26	$20,293	$19,556	$20,486
Apr 26	$22,678	$22,433	$23,232
May 26	$23,134	$24,606	$24,011
Jun 26	$22,659	$24,259	$23,298
Jul 26	$20,819	$23,513	$21,731
Aug 26	$22,881	$24,305	$23,787

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
19.01%	6.99%	8.63%
MSCI Emerging Markets Index (Net)...
39.25	8.18	9.29
MSCI Emerging Markets Small Cap Index (Net)...
19.49	7.64	9.05

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 376,012,048
Holdings Count | Holding		1,708
Advisory Fees Paid, Amount		$ 2,838,969
InvestmentCompanyPortfolioTurnover		40.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$376,012,048
Number of Portfolio Holdings...
1,708
Net Investment Advisory Fees...
$2,838,969
Portfolio Turnover Rate...
40%

C000100213
Shareholder Report [Line Items]
Fund Name		iShares MSCI Global Min Vol Factor ETF
Trading Symbol		ACWV
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI Global Min Vol Factor ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Global Min Vol Factor ETF	$21	0.20%

Expenses Paid, Amount		$ 21
Expense Ratio, Percent		0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 8.96%.

  For the same period, the MSCI All Country World Index (Net) returned 22.35% and the MSCI ACWI Minimum Volatility Index (Net) returned 8.75%.

What contributed to performance?

Stocks in the United States contributed the most to the Fund’s return during the reporting period, led by the healthcare sector. Pharmaceutical stocks advanced on robust demand for GLP-1 therapies and continued innovation in oncology and immunology, as well as increased acquisition activity as pharmaceutical companies sought to rebuild their pipelines by acquiring emerging biotechnology companies. Information technology stocks also contributed. In the communications equipment space, strong interest in artificial intelligence (“AI”)-ready networking equipment and silicon infrastructure drove orders from enterprise and hyperscale customers. In Taiwan, semiconductor stocks were supported by surging demand for advanced chips used in high-performance computing and AI applications, benefiting leading manufacturers of cutting-edge semiconductors.

What detracted from performance?

During the reporting period, there were no significant detractors from the Fund’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI All Country World Index (Net)	MSCI ACWI Minimum Volatility Index (Net)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,024	$10,061	$10,024
Oct 16	$9,724	$9,891	$9,723
Nov 16	$9,565	$9,966	$9,560
Dec 16	$9,739	$10,181	$9,733
Jan 17	$9,908	$10,459	$9,901
Feb 17	$10,242	$10,753	$10,235
Mar 17	$10,311	$10,884	$10,297
Apr 17	$10,427	$11,054	$10,414
May 17	$10,731	$11,298	$10,712
Jun 17	$10,684	$11,349	$10,660
Jul 17	$10,882	$11,667	$10,854
Aug 17	$10,975	$11,711	$10,947
Sep 17	$10,990	$11,938	$10,956
Oct 17	$11,163	$12,185	$11,132
Nov 17	$11,442	$12,421	$11,408
Dec 17	$11,509	$12,622	$11,478
Jan 18	$11,895	$13,334	$11,856
Feb 18	$11,434	$12,773	$11,390
Mar 18	$11,422	$12,491	$11,381
Apr 18	$11,432	$12,620	$11,396
May 18	$11,452	$12,636	$11,408
Jun 18	$11,485	$12,567	$11,442
Jul 18	$11,839	$12,946	$11,794
Aug 18	$12,024	$13,048	$11,975
Sep 18	$12,158	$13,104	$12,102
Oct 18	$11,588	$12,122	$11,534
Nov 18	$11,950	$12,300	$11,893
Dec 18	$11,355	$11,433	$11,298
Jan 19	$11,917	$12,336	$11,856
Feb 19	$12,243	$12,666	$12,178
Mar 19	$12,494	$12,825	$12,423
Apr 19	$12,610	$13,258	$12,533
May 19	$12,475	$12,472	$12,397
Jun 19	$13,011	$13,289	$12,929
Jul 19	$13,039	$13,328	$12,956
Aug 19	$13,226	$13,011	$13,137
Sep 19	$13,376	$13,285	$13,284
Oct 19	$13,516	$13,649	$13,424
Nov 19	$13,525	$13,982	$13,431
Dec 19	$13,776	$14,474	$13,677
Jan 20	$13,968	$14,315	$13,869
Feb 20	$12,900	$13,159	$12,803
Mar 20	$11,579	$11,382	$11,489
Apr 20	$12,437	$12,601	$12,346
May 20	$12,728	$13,149	$12,619
Jun 20	$12,718	$13,569	$12,605
Jul 20	$13,214	$14,287	$13,096
Aug 20	$13,508	$15,162	$13,384
Sep 20	$13,319	$14,673	$13,199
Oct 20	$12,969	$14,316	$12,853
Nov 20	$13,847	$16,080	$13,717
Dec 20	$14,179	$16,827	$14,045
Jan 21	$13,951	$16,751	$13,820
Feb 21	$13,784	$17,139	$13,654
Mar 21	$14,427	$17,596	$14,288
Apr 21	$14,824	$18,366	$14,676
May 21	$15,093	$18,643	$14,947
Jun 21	$15,188	$18,897	$15,044
Jul 21	$15,439	$19,027	$15,281
Aug 21	$15,755	$19,504	$15,612
Sep 21	$15,179	$18,698	$15,057
Oct 21	$15,591	$19,652	$15,437
Nov 21	$15,297	$19,179	$15,139
Dec 21	$16,151	$19,946	$16,004
Jan 22	$15,414	$18,967	$15,217
Feb 22	$15,124	$18,477	$14,979
Mar 22	$15,630	$18,877	$15,520
Apr 22	$14,954	$17,366	$14,853
May 22	$14,835	$17,387	$14,689
Jun 22	$14,245	$15,921	$14,081
Jul 22	$14,679	$17,032	$14,505
Aug 22	$14,303	$16,405	$14,189
Sep 22	$13,348	$14,835	$13,232
Oct 22	$13,921	$15,730	$13,781
Nov 22	$14,869	$16,950	$14,644
Dec 22	$14,504	$16,283	$14,353
Jan 23	$14,787	$17,451	$14,601
Feb 23	$14,206	$16,950	$14,051
Mar 23	$14,762	$17,473	$14,573
Apr 23	$15,176	$17,724	$14,983
May 23	$14,686	$17,534	$14,505
Jun 23	$15,091	$18,553	$14,896
Jul 23	$15,320	$19,231	$15,137
Aug 23	$15,018	$18,694	$14,843
Sep 23	$14,688	$17,921	$14,523
Oct 23	$14,467	$17,382	$14,274
Nov 23	$15,203	$18,987	$14,982
Dec 23	$15,689	$19,899	$15,464
Jan 24	$15,862	$20,015	$15,664
Feb 24	$16,120	$20,874	$15,894
Mar 24	$16,438	$21,530	$16,184
Apr 24	$15,982	$20,819	$15,768
May 24	$16,325	$21,665	$16,059
Jun 24	$16,496	$22,147	$16,248
Jul 24	$17,147	$22,505	$16,898
Aug 24	$17,919	$23,076	$17,670
Sep 24	$18,073	$23,612	$17,845
Oct 24	$17,622	$23,082	$17,397
Nov 24	$18,194	$23,946	$17,906
Dec 24	$17,460	$23,379	$17,222
Jan 25	$17,931	$24,164	$17,676
Feb 25	$18,414	$24,018	$18,108
Mar 25	$18,604	$23,069	$18,289
Apr 25	$18,726	$23,284	$18,422
May 25	$18,950	$24,623	$18,652
Jun 25	$19,154	$25,728	$18,829
Jul 25	$18,793	$26,077	$18,514
Aug 25	$19,254	$26,721	$18,937
Sep 25	$19,364	$27,690	$19,029
Oct 25	$19,071	$28,309	$18,756
Nov 25	$19,530	$28,305	$19,194
Dec 25	$19,385	$28,601	$19,055
Jan 26	$19,685	$29,449	$19,347
Feb 26	$20,455	$29,828	$20,103
Mar 26	$19,455	$27,685	$18,995
Apr 26	$19,752	$30,502	$19,349
May 26	$19,920	$32,076	$19,555
Jun 26	$19,839	$31,818	$19,422
Jul 26	$20,480	$31,842	$20,116
Aug 26	$20,979	$32,693	$20,594

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
8.96%	5.89%	7.69%
MSCI All Country World Index (Net)...
22.35	10.88	12.58
MSCI ACWI Minimum Volatility Index (Net)...
8.75	5.70	7.49

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 3,400,991,816
Holdings Count | Holding		383
Advisory Fees Paid, Amount		$ 6,644,023
InvestmentCompanyPortfolioTurnover		25.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$3,400,991,816
Number of Portfolio Holdings...
383
Net Investment Advisory Fees...
$6,644,023
Portfolio Turnover Rate...
25%

C000011961
Shareholder Report [Line Items]
Fund Name		iShares MSCI Austria ETF
Trading Symbol		EWO
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI Austria ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Austria ETF	$59	0.48%

Expenses Paid, Amount		$ 59
Expense Ratio, Percent		0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 46.42%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 27.35% and the MSCI Austria IMI 25/50 Index (Net) returned 47.05%.

What contributed to performance?

Diversified banks in the financials sector contributed the most to the Fund’s performance during the reporting period. These firms benefited from continued positive trends in consumer lending, operational efficiencies, and aggressive expansion plans. Additionally, insurance companies were supported by robust underwriting discipline, and solid growth across Central and Eastern European markets. In the information technology sector, a leading global manufacturer of high-end printed circuit boards and integrated circuit substrates gained due to a sharp rebound in demand for artificial intelligence(“AI”)-related infrastructure and substantial expansion plans. Additionally, in the energy sector, an integrated oil and gas producer gained amid heightened tensions and shipping disruptions in the Middle East that created volatile energy markets.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI Austria IMI 25/50 Index (Net)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,481	$10,123	$10,488
Oct 16	$10,526	$9,978	$10,540
Nov 16	$10,366	$9,747	$10,386
Dec 16	$10,665	$9,996	$10,691
Jan 17	$11,206	$10,350	$11,236
Feb 17	$11,264	$10,515	$11,298
Mar 17	$11,683	$10,782	$11,726
Apr 17	$12,636	$11,013	$12,686
May 17	$13,634	$11,370	$13,663
Jun 17	$13,834	$11,405	$13,867
Jul 17	$14,874	$11,826	$14,908
Aug 17	$14,952	$11,888	$14,995
Sep 17	$15,266	$12,108	$15,315
Oct 17	$15,593	$12,336	$15,646
Nov 17	$15,783	$12,436	$15,842
Dec 17	$16,268	$12,714	$16,335
Jan 18	$17,645	$13,423	$17,722
Feb 18	$16,716	$12,790	$16,797
Mar 18	$16,670	$12,564	$16,752
Apr 18	$16,670	$12,764	$16,749
May 18	$15,741	$12,470	$15,807
Jun 18	$15,264	$12,235	$15,324
Jul 18	$16,045	$12,528	$16,108
Aug 18	$15,405	$12,266	$15,470
Sep 18	$15,453	$12,322	$15,516
Oct 18	$14,342	$11,320	$14,404
Nov 18	$13,884	$11,427	$13,944
Dec 18	$12,495	$10,909	$12,538
Jan 19	$13,648	$11,734	$13,715
Feb 19	$13,757	$11,963	$13,833
Mar 19	$13,587	$12,034	$13,662
Apr 19	$14,405	$12,352	$14,501
May 19	$13,321	$11,689	$13,374
Jun 19	$13,974	$12,393	$14,035
Jul 19	$13,722	$12,243	$13,781
Aug 19	$13,238	$11,865	$13,283
Sep 19	$13,526	$12,170	$13,573
Oct 19	$14,388	$12,595	$14,456
Nov 19	$14,248	$12,706	$14,311
Dec 19	$14,708	$13,256	$14,783
Jan 20	$14,109	$12,900	$14,183
Feb 20	$12,643	$11,880	$12,714
Mar 20	$9,246	$10,160	$9,267
Apr 20	$10,141	$10,930	$10,181
May 20	$10,303	$11,288	$10,325
Jun 20	$10,480	$11,798	$10,478
Jul 20	$10,550	$12,324	$10,528
Aug 20	$11,043	$12,852	$11,030
Sep 20	$10,324	$12,536	$10,298
Oct 20	$10,036	$12,266	$10,016
Nov 20	$12,833	$13,916	$12,832
Dec 20	$14,232	$14,669	$14,266
Jan 21	$14,795	$14,700	$14,855
Feb 21	$15,208	$14,991	$15,266
Mar 21	$15,635	$15,181	$15,692
Apr 21	$16,418	$15,628	$16,478
May 21	$17,935	$16,117	$18,012
Jun 21	$17,225	$16,012	$17,269
Jul 21	$17,512	$15,748	$17,584
Aug 21	$18,166	$16,047	$18,252
Sep 21	$17,908	$15,534	$18,073
Oct 21	$18,245	$15,904	$18,362
Nov 21	$17,627	$15,188	$17,630
Dec 21	$18,608	$15,816	$18,781
Jan 22	$18,499	$15,233	$18,471
Feb 22	$16,363	$14,931	$16,561
Mar 22	$15,772	$14,955	$16,025
Apr 22	$14,928	$14,016	$15,170
May 22	$15,689	$14,117	$15,723
Jun 22	$13,530	$12,902	$13,503
Jul 22	$13,870	$13,344	$13,833
Aug 22	$12,974	$12,915	$13,075
Sep 22	$11,639	$11,624	$11,775
Oct 22	$12,794	$11,972	$12,857
Nov 22	$14,905	$13,385	$14,644
Dec 22	$14,576	$13,285	$14,625
Jan 23	$16,160	$14,362	$16,160
Feb 23	$16,362	$13,859	$16,519
Mar 23	$15,438	$14,197	$15,472
Apr 23	$16,107	$14,444	$16,145
May 23	$15,016	$13,918	$14,917
Jun 23	$15,948	$14,543	$15,866
Jul 23	$16,600	$15,134	$16,584
Aug 23	$15,907	$14,451	$15,892
Sep 23	$15,498	$13,994	$15,522
Oct 23	$15,275	$13,417	$15,201
Nov 23	$16,628	$14,625	$16,601
Dec 23	$17,474	$15,360	$17,448
Jan 24	$17,138	$15,207	$17,228
Feb 24	$16,656	$15,592	$16,575
Mar 24	$17,564	$16,079	$17,518
Apr 24	$17,713	$15,791	$17,748
May 24	$19,034	$16,249	$18,885
Jun 24	$18,519	$16,234	$18,425
Jul 24	$19,145	$16,609	$19,032
Aug 24	$19,732	$17,082	$19,649
Sep 24	$19,322	$17,542	$19,259
Oct 24	$18,353	$16,682	$18,161
Nov 24	$17,909	$16,531	$17,797
Dec 24	$18,275	$16,210	$18,190
Jan 25	$19,232	$16,863	$19,252
Feb 25	$20,815	$17,096	$20,742
Mar 25	$21,705	$17,058	$21,555
Apr 25	$22,949	$17,674	$22,908
May 25	$25,120	$18,483	$25,018
Jun 25	$26,370	$19,111	$26,150
Jul 25	$26,253	$19,056	$26,337
Aug 25	$27,480	$19,717	$27,410
Sep 25	$27,849	$20,427	$27,698
Oct 25	$28,234	$20,840	$28,195
Nov 25	$29,527	$20,835	$29,471
Dec 25	$31,588	$21,459	$31,749
Jan 26	$33,679	$22,743	$33,815
Feb 26	$34,041	$23,885	$34,106
Mar 26	$31,724	$21,308	$31,351
Apr 26	$34,893	$23,364	$34,851
May 26	$36,967	$24,541	$37,107
Jun 26	$38,505	$24,396	$38,542
Jul 26	$38,683	$24,480	$38,480
Aug 26	$40,237	$25,109	$40,305

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
46.42%	17.24%	14.94%
MSCI ACWI ex USA Index (Net)...
27.35	9.37	9.64
MSCI Austria IMI 25/50 Index (Net)...
47.05	17.17	14.96

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 202,865,989
Holdings Count | Holding		24
Advisory Fees Paid, Amount		$ 637,164
InvestmentCompanyPortfolioTurnover		22.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$202,865,989
Number of Portfolio Holdings...
24
Net Investment Advisory Fees...
$637,164
Portfolio Turnover Rate...
22%

C000011967
Shareholder Report [Line Items]
Fund Name		iShares MSCI Belgium ETF
Trading Symbol		EWK
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI Belgium ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Belgium ETF	$53	0.48%

Expenses Paid, Amount		$ 53
Expense Ratio, Percent		0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 21.03%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 27.35% and the MSCI Belgium IMI 25/50 Index (Net) returned 21.19%.

What contributed to performance?

Stocks in the healthcare sector contributed the most to the Fund’s return during the reporting period, most notably in the biotechnology subsector. A developer of antibody-based medicines to treat autoimmune diseases gained, driven by blockbuster sales growth for its rare disease drug that causes severe muscle weakness, as well as important clinical trial successes that expanded its market potential. In the consumer staples sector, a multinational beverage and brewing company gained amid robust pricing power, in addition to growth in its premium and non-alcoholic brands. In the packaged foods and meats subsector, a food company was supported by the growing popularity of its products. In the financials sector, diversified banks were helped by lending growth and inflows of deposits, as well as digital innovation. Further, an insurance company contributed after it successfully executing significant changes to its capital management strategy.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI Belgium IMI 25/50 Index (Net)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,380	$10,123	$10,383
Oct 16	$9,851	$9,978	$9,854
Nov 16	$9,482	$9,747	$9,483
Dec 16	$9,781	$9,996	$9,783
Jan 17	$9,881	$10,350	$9,889
Feb 17	$9,964	$10,515	$9,974
Mar 17	$10,459	$10,782	$10,473
Apr 17	$10,798	$11,013	$10,808
May 17	$11,304	$11,370	$11,294
Jun 17	$11,061	$11,405	$11,052
Jul 17	$11,729	$11,826	$11,724
Aug 17	$11,644	$11,888	$11,643
Sep 17	$11,972	$12,108	$11,976
Oct 17	$12,079	$12,336	$12,084
Nov 17	$11,983	$12,436	$11,983
Dec 17	$12,055	$12,714	$12,056
Jan 18	$13,046	$13,423	$13,055
Feb 18	$12,571	$12,790	$12,582
Mar 18	$12,221	$12,564	$12,234
Apr 18	$12,021	$12,764	$12,023
May 18	$11,540	$12,470	$11,526
Jun 18	$11,546	$12,235	$11,529
Jul 18	$11,896	$12,528	$11,883
Aug 18	$11,488	$12,266	$11,481
Sep 18	$11,219	$12,322	$11,213
Oct 18	$10,187	$11,320	$10,178
Nov 18	$10,327	$11,427	$10,318
Dec 18	$9,601	$10,909	$9,586
Jan 19	$10,387	$11,734	$10,380
Feb 19	$10,557	$11,963	$10,550
Mar 19	$10,798	$12,034	$10,798
Apr 19	$11,185	$12,352	$11,178
May 19	$10,452	$11,689	$10,424
Jun 19	$10,986	$12,393	$10,962
Jul 19	$11,404	$12,243	$11,384
Aug 19	$11,052	$11,865	$11,032
Sep 19	$11,285	$12,170	$11,267
Oct 19	$11,464	$12,595	$11,449
Nov 19	$11,685	$12,706	$11,670
Dec 19	$12,055	$13,256	$12,042
Jan 20	$11,741	$12,900	$11,729
Feb 20	$10,206	$11,880	$10,197
Mar 20	$8,810	$10,160	$8,810
Apr 20	$9,402	$10,930	$9,402
May 20	$9,747	$11,288	$9,734
Jun 20	$10,090	$11,798	$10,077
Jul 20	$10,554	$12,324	$10,545
Aug 20	$10,828	$12,852	$10,822
Sep 20	$10,407	$12,536	$10,403
Oct 20	$9,676	$12,266	$9,673
Nov 20	$11,785	$13,916	$11,784
Dec 20	$12,081	$14,669	$12,080
Jan 21	$11,939	$14,700	$11,943
Feb 21	$11,927	$14,991	$11,933
Mar 21	$12,530	$15,181	$11,974
Apr 21	$13,299	$15,628	$12,708
May 21	$13,951	$16,117	$13,331
Jun 21	$13,662	$16,012	$13,034
Jul 21	$13,669	$15,748	$13,055
Aug 21	$13,855	$16,047	$13,251
Sep 21	$13,146	$15,534	$12,585
Oct 21	$13,662	$15,904	$13,050
Nov 21	$12,929	$15,188	$12,254
Dec 21	$13,642	$15,816	$13,049
Jan 22	$13,106	$15,233	$12,419
Feb 22	$12,797	$14,931	$12,286
Mar 22	$12,899	$14,955	$12,465
Apr 22	$12,182	$14,016	$11,776
May 22	$12,035	$14,117	$11,445
Jun 22	$11,181	$12,902	$10,611
Jul 22	$11,272	$13,344	$10,688
Aug 22	$10,423	$12,915	$9,968
Sep 22	$9,520	$11,624	$9,147
Oct 22	$10,241	$11,972	$9,771
Nov 22	$11,514	$13,385	$10,603
Dec 22	$11,721	$13,285	$10,976
Jan 23	$12,312	$14,362	$11,505
Feb 23	$12,170	$13,859	$11,476
Mar 23	$12,372	$14,197	$11,633
Apr 23	$12,551	$14,444	$11,818
May 23	$11,455	$13,918	$10,698
Jun 23	$11,784	$14,543	$11,025
Jul 23	$12,580	$15,134	$11,828
Aug 23	$12,108	$14,451	$11,395
Sep 23	$11,546	$13,994	$10,869
Oct 23	$11,176	$13,417	$10,465
Nov 23	$12,080	$14,625	$11,340
Dec 23	$12,595	$15,360	$11,822
Jan 24	$12,139	$15,207	$11,489
Feb 24	$12,134	$15,592	$11,365
Mar 24	$12,529	$16,079	$11,783
Apr 24	$12,397	$15,791	$11,707
May 24	$13,011	$16,249	$12,135
Jun 24	$12,542	$16,234	$11,787
Jul 24	$13,317	$16,609	$12,502
Aug 24	$13,735	$17,082	$12,893
Sep 24	$14,221	$17,542	$13,378
Oct 24	$13,541	$16,682	$12,697
Nov 24	$13,055	$16,531	$12,262
Dec 24	$12,659	$16,210	$11,882
Jan 25	$12,856	$16,863	$12,132
Feb 25	$13,327	$17,096	$12,497
Mar 25	$13,585	$17,058	$12,702
Apr 25	$14,641	$17,674	$13,728
May 25	$15,138	$18,483	$14,163
Jun 25	$15,463	$19,111	$14,401
Jul 25	$15,241	$19,056	$14,447
Aug 25	$16,192	$19,717	$15,156
Sep 25	$16,326	$20,427	$15,215
Oct 25	$16,335	$20,840	$15,320
Nov 25	$16,969	$20,835	$15,910
Dec 25	$17,085	$21,459	$16,077
Jan 26	$18,356	$22,743	$17,235
Feb 26	$18,765	$23,885	$17,626
Mar 26	$17,015	$21,308	$15,795
Apr 26	$17,981	$23,364	$16,874
May 26	$18,923	$24,541	$17,789
Jun 26	$19,225	$24,396	$18,051
Jul 26	$19,197	$24,480	$17,973
Aug 26	$19,596	$25,109	$18,368

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
21.03%	7.18%	6.96%
MSCI ACWI ex USA Index (Net)...
27.35	9.37	9.64
MSCI Belgium IMI 25/50 Index (Net)...
21.19	6.75	6.27

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 169,535,426
Holdings Count | Holding		41
Advisory Fees Paid, Amount		$ 355,115
InvestmentCompanyPortfolioTurnover		15.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$169,535,426
Number of Portfolio Holdings...
41
Net Investment Advisory Fees...
$355,115
Portfolio Turnover Rate...
15%

C000011972
Shareholder Report [Line Items]
Fund Name		iShares MSCI Eurozone ETF
Trading Symbol		EZU
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI Eurozone ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Eurozone ETF	$53	0.48%

Expenses Paid, Amount		$ 53
Expense Ratio, Percent		0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 21.02%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 27.35% and the MSCI EMU Index (Net) returned 21.22%.

What contributed to performance?

Within the eurozone, a monetary union of 20 European Union member states that have adopted the euro, as their common currency, Dutch stocks were the leading contributor to the Fund’s return during the reporting period. The dominant global manufacturer of systems that print microscopic circuitry onto silicon wafers for advanced microchips was propelled by robust demand for specialized artificial intelligence (“AI”) accelerators, high-performance computing platforms, and advanced logic chips. Spanish financial stocks also contributed. Supported by the country’s growing economy, diversified banks experienced robust loan growth and solid net interest income (the difference between the interest banks earn on loans and the interest they pay on deposits). Additionally, in France, an industrials company specializing in energy management and industrial automation in the industrials sector gained due to solid demand for data center infrastructure, home electrification, and AI-related expansion.

What detracted from performance?

There were no significant detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI EMU Index (Net)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,088	$10,123	$10,092
Oct 16	$9,968	$9,978	$9,974
Nov 16	$9,614	$9,747	$9,622
Dec 16	$10,215	$9,996	$10,232
Jan 17	$10,362	$10,350	$10,379
Feb 17	$10,454	$10,515	$10,474
Mar 17	$11,086	$10,782	$11,113
Apr 17	$11,545	$11,013	$11,573
May 17	$12,122	$11,370	$12,137
Jun 17	$11,988	$11,405	$11,999
Jul 17	$12,430	$11,826	$12,444
Aug 17	$12,472	$11,888	$12,491
Sep 17	$12,947	$12,108	$12,972
Oct 17	$13,064	$12,336	$13,093
Nov 17	$13,097	$12,436	$13,127
Dec 17	$13,067	$12,714	$13,103
Jan 18	$13,983	$13,423	$14,024
Feb 18	$13,172	$12,790	$13,213
Mar 18	$12,998	$12,564	$13,043
Apr 18	$13,398	$12,764	$13,438
May 18	$12,776	$12,470	$12,798
Jun 18	$12,665	$12,235	$12,688
Jul 18	$13,129	$12,528	$13,156
Aug 18	$12,705	$12,266	$12,735
Sep 18	$12,643	$12,322	$12,677
Oct 18	$11,536	$11,320	$11,569
Nov 18	$11,425	$11,427	$11,462
Dec 18	$10,850	$10,909	$10,889
Jan 19	$11,571	$11,734	$11,617
Feb 19	$11,932	$11,963	$11,983
Mar 19	$11,920	$12,034	$11,972
Apr 19	$12,514	$12,352	$12,564
May 19	$11,728	$11,689	$11,757
Jun 19	$12,598	$12,393	$12,628
Jul 19	$12,331	$12,243	$12,364
Aug 19	$12,042	$11,865	$12,079
Sep 19	$12,363	$12,170	$12,403
Oct 19	$12,798	$12,595	$12,845
Nov 19	$12,979	$12,706	$13,031
Dec 19	$13,357	$13,256	$13,416
Jan 20	$12,955	$12,900	$13,016
Feb 20	$11,820	$11,880	$11,880
Mar 20	$9,772	$10,160	$9,825
Apr 20	$10,388	$10,930	$10,443
May 20	$11,051	$11,288	$11,107
Jun 20	$11,707	$11,798	$11,764
Jul 20	$12,151	$12,324	$12,210
Aug 20	$12,717	$12,852	$12,783
Sep 20	$12,238	$12,536	$12,306
Oct 20	$11,533	$12,266	$11,541
Nov 20	$13,885	$13,916	$13,878
Dec 20	$14,477	$14,669	$14,475
Jan 21	$14,180	$14,700	$14,182
Feb 21	$14,669	$14,991	$14,678
Mar 21	$15,143	$15,181	$15,150
Apr 21	$15,845	$15,628	$15,852
May 21	$16,553	$16,117	$16,542
Jun 21	$16,207	$16,012	$16,173
Jul 21	$16,411	$15,748	$16,384
Aug 21	$16,750	$16,047	$16,711
Sep 21	$15,841	$15,534	$15,853
Oct 21	$16,530	$15,904	$16,480
Nov 21	$15,620	$15,188	$15,502
Dec 21	$16,445	$15,816	$16,434
Jan 22	$15,842	$15,233	$15,636
Feb 22	$14,758	$14,931	$14,847
Mar 22	$14,458	$14,955	$14,604
Apr 22	$13,445	$14,016	$13,579
May 22	$13,999	$14,117	$13,867
Jun 22	$12,427	$12,902	$12,287
Jul 22	$13,028	$13,344	$12,860
Aug 22	$12,063	$12,915	$12,045
Sep 22	$10,938	$11,624	$10,993
Oct 22	$12,017	$11,972	$11,969
Nov 22	$13,891	$13,385	$13,511
Dec 22	$13,604	$13,285	$13,500
Jan 23	$15,213	$14,362	$15,060
Feb 23	$14,944	$13,859	$14,948
Mar 23	$15,484	$14,197	$15,421
Apr 23	$15,963	$14,444	$15,902
May 23	$15,161	$13,918	$14,978
Jun 23	$16,048	$14,543	$15,910
Jul 23	$16,452	$15,134	$16,387
Aug 23	$15,693	$14,451	$15,635
Sep 23	$14,802	$13,994	$14,763
Oct 23	$14,406	$13,417	$14,257
Nov 23	$15,987	$14,625	$15,883
Dec 23	$16,723	$15,360	$16,597
Jan 24	$16,638	$15,207	$16,675
Feb 24	$17,280	$15,592	$17,163
Mar 24	$17,989	$16,079	$17,890
Apr 24	$17,367	$15,791	$17,372
May 24	$18,377	$16,249	$18,118
Jun 24	$17,548	$16,234	$17,444
Jul 24	$17,823	$16,609	$17,686
Aug 24	$18,522	$17,082	$18,383
Sep 24	$18,833	$17,542	$18,723
Oct 24	$17,774	$16,682	$17,607
Nov 24	$17,251	$16,531	$17,138
Dec 24	$17,153	$16,210	$17,035
Jan 25	$18,342	$16,863	$18,344
Feb 25	$19,112	$17,096	$18,985
Mar 25	$19,335	$17,058	$19,108
Apr 25	$20,304	$17,674	$20,139
May 25	$21,407	$18,483	$21,231
Jun 25	$22,065	$19,111	$21,792
Jul 25	$21,484	$19,056	$21,457
Aug 25	$22,186	$19,717	$22,032
Sep 25	$22,985	$20,427	$22,745
Oct 25	$23,032	$20,840	$22,879
Nov 25	$23,233	$20,835	$23,070
Dec 25	$23,956	$21,459	$23,899
Jan 26	$24,926	$22,743	$24,886
Feb 26	$25,663	$23,885	$25,587
Mar 26	$23,416	$21,308	$22,880
Apr 26	$24,964	$23,364	$24,759
May 26	$25,750	$24,541	$25,648
Jun 26	$26,390	$24,396	$26,179
Jul 26	$26,487	$24,480	$26,207
Aug 26	$26,848	$25,109	$26,708

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
21.02%	9.89%	10.38%
MSCI ACWI ex USA Index (Net)...
27.35	9.37	9.64
MSCI EMU Index (Net)...
21.22	9.83	10.32

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 9,909,814,942
Holdings Count | Holding		219
Advisory Fees Paid, Amount		$ 43,851,858
InvestmentCompanyPortfolioTurnover		4.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$9,909,814,942
Number of Portfolio Holdings...
219
Net Investment Advisory Fees...
$43,851,858
Portfolio Turnover Rate...
4%

C000011971
Shareholder Report [Line Items]
Fund Name		iShares MSCI France ETF
Trading Symbol		EWQ
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI France ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI France ETF	$50	0.48%

Expenses Paid, Amount		$ 50
Expense Ratio, Percent		0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 10.38%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 27.35% and the MSCI France Index returned 11.18%.

What contributed to performance?

Stocks in the industrials sector contributed the most to the Fund’s performance during the reporting period. A company that specializes in energy management and industrial automation, gained due to demand for data center infrastructure, home electrification, and strategic investments in artificial intelligence (“AI”). Aerospace and defense companies benefited from increased global passenger traffic and growing order backlog at aircraft manufacturers. Diversified banks in the financials sector also contributed, driven by a further recovery of net interest income (the difference between the rates banks charge for loans and the rates paid for deposits). Supply disruptions stemming from the geopolitical conflict in the Middle East benefited companies in the energy sector.

What detracted from performance?

Healthcare stocks modestly detracted from the Fund’s return during the reporting period, pressured by a manufacturer and distributor of ophthalmic lenses and frames, including AI-powered smart glasses. The company faced rising competition in the wearable AI space, normalizing sales of its smart glasses, and management-related conflicts.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI France Index
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,126	$10,123	$10,132
Oct 16	$10,059	$9,978	$10,068
Nov 16	$9,878	$9,747	$9,890
Dec 16	$10,419	$9,996	$10,440
Jan 17	$10,478	$10,350	$10,504
Feb 17	$10,512	$10,515	$10,542
Mar 17	$11,168	$10,782	$11,208
Apr 17	$11,766	$11,013	$11,818
May 17	$12,372	$11,370	$12,460
Jun 17	$12,218	$11,405	$12,313
Jul 17	$12,565	$11,826	$12,661
Aug 17	$12,693	$11,888	$12,795
Sep 17	$13,233	$12,108	$13,349
Oct 17	$13,430	$12,336	$13,549
Nov 17	$13,460	$12,436	$13,585
Dec 17	$13,424	$12,714	$13,562
Jan 18	$14,360	$13,423	$14,514
Feb 18	$13,660	$12,790	$13,811
Mar 18	$13,458	$12,564	$13,615
Apr 18	$14,098	$12,764	$14,274
May 18	$13,570	$12,470	$13,778
Jun 18	$13,439	$12,235	$13,659
Jul 18	$13,921	$12,528	$14,156
Aug 18	$13,641	$12,266	$13,876
Sep 18	$13,807	$12,322	$14,050
Oct 18	$12,509	$11,320	$12,734
Nov 18	$12,285	$11,427	$12,512
Dec 18	$11,721	$10,909	$11,949
Jan 19	$12,404	$11,734	$12,649
Feb 19	$12,910	$11,963	$13,173
Mar 19	$12,968	$12,034	$13,238
Apr 19	$13,567	$12,352	$13,867
May 19	$12,765	$11,689	$13,085
Jun 19	$13,849	$12,393	$14,206
Jul 19	$13,515	$12,243	$13,871
Aug 19	$13,280	$11,865	$13,635
Sep 19	$13,601	$12,170	$13,973
Oct 19	$14,088	$12,595	$14,478
Nov 19	$14,323	$12,706	$14,729
Dec 19	$14,743	$13,256	$15,169
Jan 20	$14,240	$12,900	$14,660
Feb 20	$12,969	$11,880	$13,359
Mar 20	$10,675	$10,160	$11,002
Apr 20	$11,136	$10,930	$11,488
May 20	$11,693	$11,288	$12,076
Jun 20	$12,395	$11,798	$12,814
Jul 20	$12,745	$12,324	$13,184
Aug 20	$13,347	$12,852	$13,813
Sep 20	$12,736	$12,536	$13,191
Oct 20	$12,121	$12,266	$12,559
Nov 20	$14,895	$13,916	$15,438
Dec 20	$15,317	$14,669	$15,883
Jan 21	$14,836	$14,700	$15,398
Feb 21	$15,573	$14,991	$16,165
Mar 21	$15,976	$15,181	$16,596
Apr 21	$16,960	$15,628	$17,630
May 21	$17,821	$16,117	$18,517
Jun 21	$17,465	$16,012	$18,181
Jul 21	$17,733	$15,748	$18,493
Aug 21	$17,914	$16,047	$18,612
Sep 21	$17,233	$15,534	$17,876
Oct 21	$18,108	$15,904	$18,673
Nov 21	$17,428	$15,188	$17,885
Dec 21	$18,552	$15,816	$19,153
Jan 22	$18,033	$15,233	$18,428
Feb 22	$16,872	$14,931	$17,607
Mar 22	$16,780	$14,955	$17,499
Apr 22	$15,711	$14,016	$16,397
May 22	$16,342	$14,117	$16,728
Jun 22	$14,694	$12,902	$15,000
Jul 22	$15,631	$13,344	$15,968
Aug 22	$14,439	$12,915	$14,954
Sep 22	$13,141	$11,624	$13,677
Oct 22	$14,520	$11,972	$14,972
Nov 22	$16,583	$13,385	$16,743
Dec 22	$16,283	$13,285	$16,727
Jan 23	$18,128	$14,362	$18,614
Feb 23	$17,923	$13,859	$18,594
Mar 23	$18,572	$14,197	$19,184
Apr 23	$19,434	$14,444	$20,102
May 23	$18,171	$13,918	$18,668
Jun 23	$19,340	$14,543	$19,913
Jul 23	$19,663	$15,134	$20,352
Aug 23	$18,889	$14,451	$19,563
Sep 23	$17,866	$13,994	$18,532
Oct 23	$17,306	$13,417	$17,830
Nov 23	$18,892	$14,625	$19,538
Dec 23	$19,815	$15,360	$20,453
Jan 24	$19,603	$15,207	$20,469
Feb 24	$20,310	$15,592	$21,011
Mar 24	$20,914	$16,079	$21,668
Apr 24	$20,221	$15,791	$21,081
May 24	$21,148	$16,249	$21,783
Jun 24	$19,456	$16,234	$20,160
Jul 24	$19,873	$16,609	$20,644
Aug 24	$20,637	$17,082	$21,428
Sep 24	$20,897	$17,542	$21,722
Oct 24	$19,661	$16,682	$20,338
Nov 24	$18,766	$16,531	$19,480
Dec 24	$18,767	$16,210	$19,512
Jan 25	$20,187	$16,863	$21,089
Feb 25	$20,742	$17,096	$21,537
Mar 25	$20,779	$17,058	$21,528
Apr 25	$21,443	$17,674	$22,291
May 25	$22,163	$18,483	$23,085
Jun 25	$22,806	$19,111	$23,663
Jul 25	$22,314	$19,056	$23,392
Aug 25	$22,732	$19,717	$23,719
Sep 25	$23,526	$20,427	$24,424
Oct 25	$23,609	$20,840	$24,659
Nov 25	$23,761	$20,835	$24,825
Dec 25	$24,088	$21,459	$25,268
Jan 26	$24,373	$22,743	$25,571
Feb 26	$25,678	$23,885	$26,882
Mar 26	$23,186	$21,308	$23,915
Apr 26	$24,308	$23,364	$25,372
May 26	$24,561	$24,541	$25,861
Jun 26	$24,915	$24,396	$26,135
Jul 26	$25,533	$24,480	$26,647
Aug 26	$25,091	$25,109	$26,370

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
10.38%	6.97%	9.64%
MSCI ACWI ex USA Index (Net)...
27.35	9.37	9.64
MSCI France Index...
11.18	7.22	10.18

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 338,386,623
Holdings Count | Holding		56
Advisory Fees Paid, Amount		$ 1,856,657
InvestmentCompanyPortfolioTurnover		4.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$338,386,623
Number of Portfolio Holdings...
56
Net Investment Advisory Fees...
$1,856,657
Portfolio Turnover Rate...
4%

C000011973
Shareholder Report [Line Items]
Fund Name		iShares MSCI Germany ETF
Trading Symbol		EWG
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI Germany ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Germany ETF	$50	0.48%

Expenses Paid, Amount		$ 50
Expense Ratio, Percent		0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 7.67%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 27.35% and the MSCI Germany Index (Net) returned 8.26%.

What contributed to performance?

Stocks in the industrials sector were the largest contributor to the Fund’s return during the reporting period. In particular, global energy and industrial technology companies that support power generation, electrification, and data centers gained amid surging demand for data center infrastructure, as well as strength in grid technologies. Meanwhile, an air freight and logistics company benefited as conflicts in the Middle East forced regional airlines to reduce operations, as well as a shift to heavier cargo. The financials sector also contributed. An insurance company advanced due to net inflows into its asset management business and solid underwriting discipline. In the utilities sector, an independent power producer and energy trader advanced due to its strategic corporate initiatives and a shift in its business regulated power grids.

What detracted from performance?

Stocks in the information technology sector detracted from the Fund’s performance during the reporting period. Notably, a software provider declined due to the costs associated with its artificial intelligence (“AI”) transition and as broader market fears grew that AI might disrupt traditional enterprise software businesses.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI Germany Index (Net)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,034	$10,123	$10,039
Oct 16	$9,878	$9,978	$9,887
Nov 16	$9,511	$9,747	$9,521
Dec 16	$10,168	$9,996	$10,185
Jan 17	$10,481	$10,350	$10,503
Feb 17	$10,550	$10,515	$10,571
Mar 17	$11,012	$10,782	$11,037
Apr 17	$11,341	$11,013	$11,367
May 17	$11,857	$11,370	$11,868
Jun 17	$11,729	$11,405	$11,746
Jul 17	$11,939	$11,826	$11,960
Aug 17	$11,963	$11,888	$11,989
Sep 17	$12,625	$12,108	$12,655
Oct 17	$12,812	$12,336	$12,849
Nov 17	$12,960	$12,436	$13,003
Dec 17	$12,958	$12,714	$13,007
Jan 18	$13,723	$13,423	$13,778
Feb 18	$12,727	$12,790	$12,781
Mar 18	$12,485	$12,564	$12,541
Apr 18	$12,735	$12,764	$12,785
May 18	$12,306	$12,470	$12,337
Jun 18	$12,012	$12,235	$12,045
Jul 18	$12,520	$12,528	$12,563
Aug 18	$12,144	$12,266	$12,183
Sep 18	$11,928	$12,322	$11,976
Oct 18	$10,916	$11,320	$10,965
Nov 18	$10,688	$11,427	$10,741
Dec 18	$10,068	$10,909	$10,123
Jan 19	$10,736	$11,734	$10,793
Feb 19	$10,920	$11,963	$10,981
Mar 19	$10,760	$12,034	$10,822
Apr 19	$11,496	$12,352	$11,562
May 19	$10,760	$11,689	$10,800
Jun 19	$11,548	$12,393	$11,592
Jul 19	$11,137	$12,243	$11,188
Aug 19	$10,800	$11,865	$10,858
Sep 19	$11,063	$12,170	$11,125
Oct 19	$11,713	$12,595	$11,783
Nov 19	$11,922	$12,706	$11,996
Dec 19	$12,144	$13,256	$12,225
Jan 20	$11,766	$12,900	$11,850
Feb 20	$10,677	$11,880	$10,755
Mar 20	$8,856	$10,160	$8,924
Apr 20	$9,715	$10,930	$9,788
May 20	$10,562	$11,288	$10,633
Jun 20	$11,218	$11,798	$11,292
Jul 20	$11,779	$12,324	$11,859
Aug 20	$12,527	$12,852	$12,618
Sep 20	$12,140	$12,536	$12,232
Oct 20	$10,890	$12,266	$10,977
Nov 20	$12,755	$13,916	$12,860
Dec 20	$13,521	$14,669	$13,637
Jan 21	$13,265	$14,700	$13,387
Feb 21	$13,530	$14,991	$13,656
Mar 21	$14,081	$15,181	$14,214
Apr 21	$14,560	$15,628	$14,695
May 21	$15,061	$16,117	$15,189
Jun 21	$14,757	$16,012	$14,882
Jul 21	$14,757	$15,748	$14,895
Aug 21	$14,945	$16,047	$15,094
Sep 21	$14,034	$15,534	$14,248
Oct 21	$14,419	$15,904	$14,555
Nov 21	$13,538	$15,188	$13,606
Dec 21	$14,177	$15,816	$14,365
Jan 22	$13,853	$15,233	$13,835
Feb 22	$12,643	$14,931	$12,879
Mar 22	$12,238	$14,955	$12,514
Apr 22	$11,248	$14,016	$11,490
May 22	$11,810	$14,117	$11,841
Jun 22	$10,241	$12,902	$10,245
Jul 22	$10,475	$13,344	$10,486
Aug 22	$9,710	$12,915	$9,818
Sep 22	$8,789	$11,624	$8,955
Oct 22	$9,692	$11,972	$9,793
Nov 22	$11,308	$13,385	$11,161
Dec 22	$11,033	$13,285	$11,155
Jan 23	$12,484	$14,362	$12,540
Feb 23	$12,123	$13,859	$12,302
Mar 23	$12,659	$14,197	$12,794
Apr 23	$13,094	$14,444	$13,231
May 23	$12,452	$13,918	$12,489
Jun 23	$13,055	$14,543	$13,151
Jul 23	$13,391	$15,134	$13,554
Aug 23	$12,746	$14,451	$12,898
Sep 23	$11,968	$13,994	$12,137
Oct 23	$11,522	$13,417	$11,597
Nov 23	$12,997	$14,625	$13,140
Dec 23	$13,560	$15,360	$13,719
Jan 24	$13,306	$15,207	$13,588
Feb 24	$13,983	$15,592	$14,145
Mar 24	$14,500	$16,079	$14,688
Apr 24	$13,918	$15,791	$14,141
May 24	$14,694	$16,249	$14,743
Jun 24	$14,298	$16,234	$14,483
Jul 24	$14,591	$16,609	$14,761
Aug 24	$15,297	$17,082	$15,460
Sep 24	$15,845	$17,542	$16,037
Oct 24	$15,165	$16,682	$15,312
Nov 24	$15,118	$16,531	$15,276
Dec 24	$14,960	$16,210	$15,122
Jan 25	$16,212	$16,863	$16,536
Feb 25	$16,957	$17,096	$17,185
Mar 25	$17,370	$17,058	$17,472
Apr 25	$18,575	$17,674	$18,786
May 25	$19,637	$18,483	$19,853
Jun 25	$20,180	$19,111	$20,317
Jul 25	$19,565	$19,056	$19,948
Aug 25	$19,923	$19,717	$20,194
Sep 25	$19,855	$20,427	$20,089
Oct 25	$19,404	$20,840	$19,669
Nov 25	$19,442	$20,835	$19,743
Dec 25	$20,218	$21,459	$20,607
Jan 26	$20,499	$22,743	$20,951
Feb 26	$21,093	$23,885	$21,536
Mar 26	$18,955	$21,308	$18,862
Apr 26	$20,152	$23,364	$20,484
May 26	$20,684	$24,541	$21,058
Jun 26	$20,115	$24,396	$20,385
Jul 26	$20,816	$24,480	$21,035
Aug 26	$21,450	$25,109	$21,863

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
7.67%	7.49%	7.93%
MSCI ACWI ex USA Index (Net)...
27.35	9.37	9.64
MSCI Germany Index (Net)...
8.26	7.69	8.14

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 1,815,156,951
Holdings Count | Holding		53
Advisory Fees Paid, Amount		$ 8,275,699
InvestmentCompanyPortfolioTurnover		4.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$1,815,156,951
Number of Portfolio Holdings...
53
Net Investment Advisory Fees...
$8,275,699
Portfolio Turnover Rate...
4%

C000011952
Shareholder Report [Line Items]
Fund Name		iShares MSCI Italy ETF
Trading Symbol		EWI
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI Italy ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Italy ETF	$54	0.48%

Expenses Paid, Amount		$ 54
Expense Ratio, Percent		0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 26.30%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 27.35% and the MSCI Italy 25/50 Index (Net) returned 25.96%.

What contributed to performance?

Italian equity markets gained during the reporting period driven by domestic demand and supportive fiscal policies. Financials stocks contributed, helped by strong profitability, resilient lending, robust asset quality, and sector consolidation, while elevated interest rates continued to support bank margins and lending income. Solid profitability and asset growth supported diversified financial services firms, while insurance companies gained due to significant premium gains in both life and non-life policies, as well as higher investment returns. Elevated crude oil prices and robust upstream production provided tailwinds for an integrated oil and gas company. An oil and gas equipment and services firm was driven by resilient drilling activity in the Americas and elevated global crude oil prices, which boosted demand for its specialized steel tubular products

What detracted from performance?

Automobile manufacturers in the consumer discretionary sector were the largest detractors from the Fund’s return during the reporting period. Slumping electric vehicle strategies, high dealer inventories, and leadership shakeups negatively impacted a large global car manufacturer.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI Italy 25/50 Index (Net)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$9,752	$10,123	$9,751
Oct 16	$9,947	$9,978	$9,954
Nov 16	$9,646	$9,747	$9,655
Dec 16	$10,852	$9,996	$10,870
Jan 17	$10,584	$10,350	$10,601
Feb 17	$10,584	$10,515	$10,603
Mar 17	$11,521	$10,782	$11,549
Apr 17	$11,807	$11,013	$11,835
May 17	$12,446	$11,370	$12,460
Jun 17	$12,545	$11,405	$12,561
Jul 17	$13,486	$11,826	$13,503
Aug 17	$13,737	$11,888	$13,757
Sep 17	$14,237	$12,108	$14,264
Oct 17	$14,091	$12,336	$14,118
Nov 17	$14,141	$12,436	$14,155
Dec 17	$13,940	$12,714	$13,961
Jan 18	$15,500	$13,423	$15,517
Feb 18	$14,585	$12,790	$14,606
Mar 18	$14,635	$12,564	$14,666
Apr 18	$15,408	$12,764	$15,441
May 18	$13,680	$12,470	$13,689
Jun 18	$13,633	$12,235	$13,640
Jul 18	$14,103	$12,528	$14,114
Aug 18	$12,778	$12,266	$12,790
Sep 18	$13,050	$12,322	$13,064
Oct 18	$11,833	$11,320	$11,849
Nov 18	$11,898	$11,427	$11,918
Dec 18	$11,499	$10,909	$11,521
Jan 19	$12,494	$11,734	$12,517
Feb 19	$12,947	$11,963	$12,978
Mar 19	$13,209	$12,034	$13,260
Apr 19	$13,461	$12,352	$13,513
May 19	$12,375	$11,689	$12,404
Jun 19	$13,599	$12,393	$13,629
Jul 19	$13,421	$12,243	$13,451
Aug 19	$13,219	$11,865	$13,257
Sep 19	$13,569	$12,170	$13,606
Oct 19	$14,180	$12,595	$14,224
Nov 19	$14,239	$12,706	$14,287
Dec 19	$14,626	$13,256	$14,671
Jan 20	$14,294	$12,900	$14,345
Feb 20	$13,346	$11,880	$13,389
Mar 20	$10,310	$10,160	$10,348
Apr 20	$10,573	$10,930	$10,616
May 20	$11,138	$11,288	$11,183
Jun 20	$12,004	$11,798	$12,056
Jul 20	$12,465	$12,324	$12,520
Aug 20	$12,917	$12,852	$12,980
Sep 20	$12,255	$12,536	$12,321
Oct 20	$11,432	$12,266	$11,495
Nov 20	$14,436	$13,916	$14,524
Dec 20	$15,000	$14,669	$15,097
Jan 21	$14,388	$14,700	$14,480
Feb 21	$15,207	$14,991	$15,316
Mar 21	$15,910	$15,181	$16,012
Apr 21	$15,986	$15,628	$16,097
May 21	$16,956	$16,117	$17,069
Jun 21	$16,539	$16,012	$16,626
Jul 21	$16,606	$15,748	$16,734
Aug 21	$16,831	$16,047	$16,948
Sep 21	$16,181	$15,534	$16,387
Oct 21	$17,081	$15,904	$17,210
Nov 21	$16,053	$15,188	$16,102
Dec 21	$17,071	$15,816	$17,234
Jan 22	$16,868	$15,233	$16,789
Feb 22	$15,817	$14,931	$16,043
Mar 22	$15,307	$14,955	$15,639
Apr 22	$14,290	$14,016	$14,582
May 22	$14,954	$14,117	$15,018
Jun 22	$12,844	$12,902	$12,871
Jul 22	$13,190	$13,344	$13,174
Aug 22	$12,371	$12,915	$12,528
Sep 22	$11,507	$11,624	$11,709
Oct 22	$12,878	$11,972	$12,977
Nov 22	$14,909	$13,385	$14,721
Dec 22	$14,648	$13,285	$14,718
Jan 23	$16,407	$14,362	$16,445
Feb 23	$16,269	$13,859	$16,468
Mar 23	$16,467	$14,197	$16,634
Apr 23	$17,174	$14,444	$17,332
May 23	$16,136	$13,918	$16,144
Jun 23	$17,683	$14,543	$17,791
Jul 23	$18,620	$15,134	$18,807
Aug 23	$17,844	$14,451	$18,052
Sep 23	$16,899	$13,994	$17,141
Oct 23	$16,647	$13,417	$16,733
Nov 23	$18,338	$14,625	$18,489
Dec 23	$19,092	$15,360	$19,231
Jan 24	$18,835	$15,207	$19,200
Feb 24	$20,011	$15,592	$20,229
Mar 24	$21,249	$16,079	$21,537
Apr 24	$20,519	$15,791	$20,893
May 24	$21,906	$16,249	$22,015
Jun 24	$20,610	$16,234	$20,868
Jul 24	$21,458	$16,609	$21,693
Aug 24	$22,487	$17,082	$22,691
Sep 24	$22,487	$17,542	$22,765
Oct 24	$21,933	$16,682	$22,173
Nov 24	$20,979	$16,531	$21,204
Dec 24	$21,076	$16,210	$21,281
Jan 25	$22,563	$16,863	$22,968
Feb 25	$24,029	$17,096	$24,273
Mar 25	$24,761	$17,058	$24,908
Apr 25	$25,942	$17,674	$26,215
May 25	$27,999	$18,483	$28,250
Jun 25	$28,705	$19,111	$28,907
Jul 25	$28,712	$19,056	$29,157
Aug 25	$30,418	$19,717	$30,755
Sep 25	$31,033	$20,427	$31,206
Oct 25	$30,933	$20,840	$31,177
Nov 25	$31,562	$20,835	$31,787
Dec 25	$32,776	$21,459	$33,259
Jan 26	$33,808	$22,743	$34,191
Feb 26	$34,729	$23,885	$35,125
Mar 26	$32,177	$21,308	$31,972
Apr 26	$34,953	$23,364	$35,136
May 26	$35,965	$24,541	$36,322
Jun 26	$36,516	$24,396	$36,760
Jul 26	$37,906	$24,480	$38,057
Aug 26	$38,418	$25,109	$38,738

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
26.30%	17.95%	14.41%
MSCI ACWI ex USA Index (Net)...
27.35	9.37	9.64
MSCI Italy 25/50 Index (Net)...
25.96	17.98	14.50

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 1,131,699,825
Holdings Count | Holding		28
Advisory Fees Paid, Amount		$ 3,525,243
InvestmentCompanyPortfolioTurnover		17.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$1,131,699,825
Number of Portfolio Holdings...
28
Net Investment Advisory Fees...
$3,525,243
Portfolio Turnover Rate...
17%

C000011956
Shareholder Report [Line Items]
Fund Name		iShares MSCI Netherlands ETF
Trading Symbol		EWN
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI Netherlands ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Netherlands ETF	$57	0.48%

Expenses Paid, Amount		$ 57
Expense Ratio, Percent		0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 35.41%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 27.35% and the MSCI Netherlands IMI 25/50 Index (Spliced) returned 35.84%.

What contributed to performance?

Stocks in the information technology sector were the largest contributor to the Fund’s performance during the reporting period. Specifically, the dominant global manufacturer of systems that print microscopic circuitry onto silicon wafers for advanced microchips was propelled by the overwhelming demand for specialized artificial intelligence (“AI”) accelerators, high-performance computing platforms, and advanced logic chips. Demand for AI hardware also benefited an AI cloud infrastructure company. Diversified banks in the financials sector were supported by resilient domestic credit demand, upward trending fee income, and operational efficiencies.

What detracted from performance?

Stocks in the consumer discretionary sector detracted from the Fund’s return during the reporting period. A global technology investment company faced downward pressure due to its significant stakes in internet and e-commerce companies that left it exposed to rising AI infrastructure costs.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI Netherlands IMI 25/50 Index (Spliced)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,117	$10,123	$10,130
Oct 16	$9,879	$9,978	$9,897
Nov 16	$9,540	$9,747	$9,561
Dec 16	$9,900	$9,996	$9,930
Jan 17	$10,088	$10,350	$10,122
Feb 17	$10,427	$10,515	$10,463
Mar 17	$10,995	$10,782	$11,035
Apr 17	$11,490	$11,013	$11,526
May 17	$12,058	$11,370	$12,104
Jun 17	$11,895	$11,405	$11,939
Jul 17	$12,682	$11,826	$12,740
Aug 17	$12,644	$11,888	$12,711
Sep 17	$12,984	$12,108	$13,056
Oct 17	$13,120	$12,336	$13,199
Nov 17	$13,066	$12,436	$13,150
Dec 17	$13,207	$12,714	$13,297
Jan 18	$14,018	$13,423	$14,118
Feb 18	$13,311	$12,790	$13,411
Mar 18	$13,269	$12,564	$13,376
Apr 18	$13,432	$12,764	$13,542
May 18	$13,011	$12,470	$13,126
Jun 18	$12,966	$12,235	$13,085
Jul 18	$13,440	$12,528	$13,568
Aug 18	$13,161	$12,266	$13,296
Sep 18	$12,772	$12,322	$12,906
Oct 18	$11,761	$11,320	$11,889
Nov 18	$11,968	$11,427	$12,103
Dec 18	$11,227	$10,909	$11,358
Jan 19	$12,047	$11,734	$12,192
Feb 19	$12,608	$11,963	$12,767
Mar 19	$12,689	$12,034	$12,854
Apr 19	$13,437	$12,352	$13,616
May 19	$12,595	$11,689	$12,768
Jun 19	$13,466	$12,393	$13,658
Jul 19	$13,549	$12,243	$13,747
Aug 19	$13,314	$11,865	$13,516
Sep 19	$13,649	$12,170	$13,861
Oct 19	$13,893	$12,595	$14,114
Nov 19	$14,219	$12,706	$14,453
Dec 19	$14,746	$13,256	$14,992
Jan 20	$14,317	$12,900	$14,562
Feb 20	$13,185	$11,880	$13,414
Mar 20	$11,471	$10,160	$11,677
Apr 20	$12,520	$10,930	$12,753
May 20	$13,386	$11,288	$13,643
Jun 20	$14,374	$11,798	$14,656
Jul 20	$14,990	$12,324	$15,287
Aug 20	$15,561	$12,852	$15,880
Sep 20	$15,333	$12,536	$15,654
Oct 20	$14,937	$12,266	$15,258
Nov 20	$17,198	$13,916	$17,566
Dec 20	$18,313	$14,669	$18,710
Jan 21	$18,728	$14,700	$19,141
Feb 21	$19,460	$14,991	$19,899
Mar 21	$20,312	$15,181	$20,782
Apr 21	$21,265	$15,628	$21,763
May 21	$21,896	$16,117	$22,366
Jun 21	$21,503	$16,012	$21,964
Jul 21	$22,187	$15,748	$22,676
Aug 21	$23,485	$16,047	$24,056
Sep 21	$21,934	$15,534	$22,519
Oct 21	$23,085	$15,904	$23,692
Nov 21	$21,770	$15,188	$22,256
Dec 21	$22,413	$15,816	$23,065
Jan 22	$20,656	$15,233	$21,007
Feb 22	$19,298	$14,931	$19,887
Mar 22	$18,902	$14,955	$19,649
Apr 22	$17,163	$14,016	$17,873
May 22	$17,551	$14,117	$18,035
Jun 22	$15,705	$12,902	$16,206
Jul 22	$17,172	$13,344	$17,532
Aug 22	$15,478	$12,915	$15,977
Sep 22	$13,798	$11,624	$14,410
Oct 22	$14,752	$11,972	$15,239
Nov 22	$17,703	$13,385	$17,693
Dec 22	$17,007	$13,285	$17,417
Jan 23	$19,203	$14,362	$19,670
Feb 23	$18,500	$13,859	$19,165
Mar 23	$19,240	$14,197	$19,828
Apr 23	$19,213	$14,444	$19,817
May 23	$18,998	$13,918	$19,508
Jun 23	$19,875	$14,543	$20,500
Jul 23	$20,530	$15,134	$21,285
Aug 23	$18,925	$14,451	$19,616
Sep 23	$17,467	$13,994	$18,143
Oct 23	$17,189	$13,417	$17,711
Nov 23	$19,383	$14,625	$20,053
Dec 23	$20,637	$15,360	$21,328
Jan 24	$21,086	$15,207	$21,965
Feb 24	$22,080	$15,592	$22,819
Mar 24	$22,904	$16,079	$23,724
Apr 24	$22,126	$15,791	$23,175
May 24	$23,734	$16,249	$24,457
Jun 24	$23,454	$16,234	$24,478
Jul 24	$23,119	$16,609	$23,946
Aug 24	$23,793	$17,082	$24,695
Sep 24	$23,818	$17,542	$24,794
Oct 24	$21,792	$16,682	$22,648
Nov 24	$21,293	$16,531	$22,258
Dec 24	$21,120	$16,210	$21,998
Jan 25	$21,890	$16,863	$22,984
Feb 25	$22,379	$17,096	$23,233
Mar 25	$22,100	$17,058	$22,871
Apr 25	$23,161	$17,674	$24,047
May 25	$24,974	$18,483	$26,085
Jun 25	$26,096	$19,111	$27,106
Jul 25	$24,492	$19,056	$25,762
Aug 25	$25,377	$19,717	$26,516
Sep 25	$27,851	$20,427	$29,013
Oct 25	$28,102	$20,840	$29,422
Nov 25	$27,808	$20,835	$28,992
Dec 25	$28,369	$21,459	$29,729
Jan 26	$31,019	$22,743	$32,582
Feb 26	$31,261	$23,885	$32,740
Mar 26	$28,583	$21,308	$29,408
Apr 26	$31,243	$23,364	$32,628
May 26	$33,330	$24,541	$35,010
Jun 26	$35,256	$24,396	$36,907
Jul 26	$33,605	$24,480	$35,166
Aug 26	$34,364	$25,109	$36,019

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
35.41%	7.91%	13.14%
MSCI ACWI ex USA Index (Net)...
27.35	9.37	9.64
MSCI Netherlands IMI 25/50 Index (Spliced)...
35.84	8.41	13.67

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 626,563,155
Holdings Count | Holding		56
Advisory Fees Paid, Amount		$ 2,003,330
InvestmentCompanyPortfolioTurnover		19.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$626,563,155
Number of Portfolio Holdings...
56
Net Investment Advisory Fees...
$2,003,330
Portfolio Turnover Rate...
19%

C000011960
Shareholder Report [Line Items]
Fund Name		iShares MSCI Spain ETF
Trading Symbol		EWP
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI Spain ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Spain ETF	$56	0.48%

Expenses Paid, Amount		$ 56
Expense Ratio, Percent		0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 34.27%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 27.35% and the MSCI Spain 25/50 Index (Net) returned 35.26%.

What contributed to performance?

Spain’s economy maintained resilient growth during the reporting period, supported by solid domestic demand. Equity markets advanced, particularly in the financials sector, amid continued economic growth. Diversified banks experienced robust loan growth and solid net interest income (the difference between the interest banks earn on loans and the interest they pay on deposits). Improving economic activity and healthy credit demand supported lending, while disciplined cost management helped support profitability. Utilities stocks contributed amid government-approved price increases, international expansion efforts, and rising electricity demand from data centers. A global infrastructure and construction group in the industrials sector contributed amid international contracts and digital infrastructure expansion plans.

What detracted from performance?

Communication stocks detracted from the Fund’s performance during the reporting period, notably those providing integrated telecommunication services.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI Spain 25/50 Index (Net)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,132	$10,123	$10,136
Oct 16	$10,359	$9,978	$10,370
Nov 16	$9,528	$9,747	$9,539
Dec 16	$10,293	$9,996	$10,306
Jan 17	$10,599	$10,350	$10,614
Feb 17	$10,622	$10,515	$10,643
Mar 17	$11,811	$10,782	$11,838
Apr 17	$12,361	$11,013	$12,379
May 17	$12,927	$11,370	$12,967
Jun 17	$12,753	$11,405	$12,785
Jul 17	$13,320	$11,826	$13,361
Aug 17	$13,148	$11,888	$13,207
Sep 17	$13,202	$12,108	$13,250
Oct 17	$13,218	$12,336	$13,283
Nov 17	$13,171	$12,436	$13,238
Dec 17	$13,069	$12,714	$13,140
Jan 18	$14,231	$13,423	$14,313
Feb 18	$13,145	$12,790	$13,224
Mar 18	$12,914	$12,564	$12,995
Apr 18	$13,292	$12,764	$13,377
May 18	$12,059	$12,470	$12,136
Jun 18	$12,321	$12,235	$12,405
Jul 18	$12,790	$12,528	$12,877
Aug 18	$12,059	$12,266	$12,150
Sep 18	$12,026	$12,322	$12,120
Oct 18	$11,214	$11,320	$11,308
Nov 18	$11,485	$11,427	$11,585
Dec 18	$11,099	$10,909	$11,198
Jan 19	$11,812	$11,734	$11,922
Feb 19	$12,005	$11,963	$12,120
Mar 19	$11,779	$12,034	$11,897
Apr 19	$12,306	$12,352	$12,428
May 19	$11,593	$11,689	$11,715
Jun 19	$12,094	$12,393	$12,214
Jul 19	$11,522	$12,243	$11,630
Aug 19	$11,150	$11,865	$11,260
Sep 19	$11,622	$12,170	$11,744
Oct 19	$11,914	$12,595	$12,042
Nov 19	$11,864	$12,706	$11,994
Dec 19	$12,314	$13,256	$12,454
Jan 20	$11,976	$12,900	$12,120
Feb 20	$11,113	$11,880	$11,255
Mar 20	$8,733	$10,160	$8,854
Apr 20	$8,913	$10,930	$9,036
May 20	$9,263	$11,288	$9,383
Jun 20	$9,654	$11,798	$9,783
Jul 20	$9,788	$12,324	$9,925
Aug 20	$9,986	$12,852	$10,131
Sep 20	$9,425	$12,536	$9,565
Oct 20	$9,041	$12,266	$9,180
Nov 20	$11,617	$13,916	$11,804
Dec 20	$11,927	$14,669	$12,115
Jan 21	$11,431	$14,700	$11,619
Feb 21	$11,931	$14,991	$12,113
Mar 21	$12,063	$15,181	$12,210
Apr 21	$12,699	$15,628	$12,854
May 21	$13,476	$16,117	$13,605
Jun 21	$12,601	$16,012	$12,726
Jul 21	$12,320	$15,748	$12,470
Aug 21	$12,507	$16,047	$12,664
Sep 21	$12,027	$15,534	$12,236
Oct 21	$12,579	$15,904	$12,762
Nov 21	$11,283	$15,188	$11,387
Dec 21	$11,938	$15,816	$12,168
Jan 22	$11,961	$15,233	$12,049
Feb 22	$11,642	$14,931	$11,918
Mar 22	$11,528	$14,955	$11,855
Apr 22	$11,172	$14,016	$11,492
May 22	$11,921	$14,117	$12,089
Jun 22	$10,715	$12,902	$10,839
Jul 22	$10,523	$13,344	$10,652
Aug 22	$10,019	$12,915	$10,234
Sep 22	$9,125	$11,624	$9,365
Oct 22	$10,064	$11,972	$10,242
Nov 22	$11,230	$13,385	$11,244
Dec 22	$11,301	$13,285	$11,502
Jan 23	$12,548	$14,362	$12,733
Feb 23	$12,783	$13,859	$13,088
Mar 23	$12,978	$14,197	$13,246
Apr 23	$13,295	$14,444	$13,598
May 23	$12,600	$13,918	$12,797
Jun 23	$13,609	$14,543	$13,877
Jul 23	$13,856	$15,134	$14,195
Aug 23	$13,442	$14,451	$13,759
Sep 23	$13,001	$13,994	$13,355
Oct 23	$12,630	$13,417	$12,885
Nov 23	$14,382	$14,625	$14,722
Dec 23	$14,669	$15,360	$14,999
Jan 24	$14,175	$15,207	$14,637
Feb 24	$14,036	$15,592	$14,359
Mar 24	$15,447	$16,079	$15,833
Apr 24	$15,045	$15,791	$15,494
May 24	$16,130	$16,249	$16,469
Jun 24	$15,227	$16,234	$15,602
Jul 24	$15,801	$16,609	$16,197
Aug 24	$16,496	$17,082	$16,953
Sep 24	$17,224	$17,542	$17,733
Oct 24	$16,612	$16,682	$17,005
Nov 24	$15,994	$16,531	$16,423
Dec 24	$15,594	$16,210	$16,031
Jan 25	$16,525	$16,863	$17,097
Feb 25	$18,029	$17,096	$18,660
Mar 25	$19,000	$17,058	$19,462
Apr 25	$20,336	$17,674	$20,917
May 25	$21,621	$18,483	$22,235
Jun 25	$22,350	$19,111	$22,914
Jul 25	$22,653	$19,056	$23,419
Aug 25	$24,175	$19,717	$24,896
Sep 25	$25,101	$20,427	$25,811
Oct 25	$25,404	$20,840	$26,209
Nov 25	$26,102	$20,835	$26,914
Dec 25	$27,619	$21,459	$28,585
Jan 26	$28,930	$22,743	$29,982
Feb 26	$29,552	$23,885	$30,658
Mar 26	$27,675	$21,308	$28,164
Apr 26	$29,149	$23,364	$30,066
May 26	$29,661	$24,541	$30,731
Jun 26	$30,968	$24,396	$31,995
Jul 26	$32,024	$24,480	$33,010
Aug 26	$32,460	$25,109	$33,675

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
34.27%	21.01%	12.50%
MSCI ACWI ex USA Index (Net)...
27.35	9.37	9.64
MSCI Spain 25/50 Index (Net)...
35.26	21.60	12.91

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 2,257,683,641
Holdings Count | Holding		25
Advisory Fees Paid, Amount		$ 8,450,114
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$2,257,683,641
Number of Portfolio Holdings...
25
Net Investment Advisory Fees...
$8,450,114
Portfolio Turnover Rate...
12%

C000011963
Shareholder Report [Line Items]
Fund Name		iShares MSCI Sweden ETF
Trading Symbol		EWD
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI Sweden ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Sweden ETF	$79	0.72%

Expenses Paid, Amount		$ 79
Expense Ratio, Percent		0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 19.12%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 27.35% and the MSCI Sweden 25/50 Index (Spliced) returned 18.29%.

What contributed to performance?

The industrials sector was the largest contributor to the Fund’s return during the reporting period. In the machinery subsector, firms were supported by broad-based industrial resilience, demand for mining equipment, and high commodity prices. In addition, strong truck demand and disciplined cost-containment measures helped construction machinery and heavy transportation equipment producers. Financial stocks also positively impacted performance, particularly an investment company that benefited from strong performance from its portfolio holdings. Diversified banks gained amid an improved macroeconomic outlook, and easing fears of a prolonged recession.

What detracted from performance?

During the reporting period, the communication sector detracted from the Fund’s return. In the media and entertainment segment, a global audio streaming service was pressured by heavy investments in artificial intelligence (“AI”) marketing and licensing deals as well as customer resistance to price hikes.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI Sweden 25/50 Index (Spliced)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,203	$10,123	$10,203
Oct 16	$9,660	$9,978	$9,675
Nov 16	$9,664	$9,747	$9,691
Dec 16	$10,096	$9,996	$10,121
Jan 17	$10,682	$10,350	$10,702
Feb 17	$10,661	$10,515	$10,693
Mar 17	$11,088	$10,782	$11,078
Apr 17	$11,621	$11,013	$11,585
May 17	$11,985	$11,370	$11,930
Jun 17	$12,097	$11,405	$12,036
Jul 17	$12,226	$11,826	$12,160
Aug 17	$12,430	$11,888	$12,360
Sep 17	$12,788	$12,108	$12,734
Oct 17	$12,763	$12,336	$12,712
Nov 17	$12,344	$12,436	$12,294
Dec 17	$12,312	$12,714	$12,262
Jan 18	$13,072	$13,423	$13,020
Feb 18	$12,352	$12,790	$12,316
Mar 18	$12,070	$12,564	$11,981
Apr 18	$11,932	$12,764	$11,823
May 18	$11,719	$12,470	$11,598
Jun 18	$11,644	$12,235	$11,533
Jul 18	$12,281	$12,528	$12,160
Aug 18	$12,072	$12,266	$11,971
Sep 18	$12,447	$12,322	$12,335
Oct 18	$11,197	$11,320	$11,109
Nov 18	$11,037	$11,427	$10,943
Dec 18	$10,684	$10,909	$10,588
Jan 19	$11,287	$11,734	$11,201
Feb 19	$11,469	$11,963	$11,395
Mar 19	$11,503	$12,034	$11,390
Apr 19	$12,163	$12,352	$12,017
May 19	$11,029	$11,689	$10,883
Jun 19	$12,102	$12,393	$11,938
Jul 19	$11,542	$12,243	$11,386
Aug 19	$11,057	$11,865	$10,907
Sep 19	$11,515	$12,170	$11,363
Oct 19	$12,329	$12,595	$12,158
Nov 19	$12,435	$12,706	$12,239
Dec 19	$13,047	$13,256	$12,845
Jan 20	$12,710	$12,900	$12,514
Feb 20	$11,897	$11,880	$11,720
Mar 20	$10,241	$10,160	$10,081
Apr 20	$11,085	$10,930	$10,905
May 20	$11,925	$11,288	$11,733
Jun 20	$12,325	$11,798	$12,131
Jul 20	$13,506	$12,324	$13,300
Aug 20	$14,209	$12,852	$14,001
Sep 20	$14,106	$12,536	$13,907
Oct 20	$13,446	$12,266	$13,251
Nov 20	$15,637	$13,916	$15,410
Dec 20	$16,090	$14,669	$15,858
Jan 21	$16,438	$14,700	$16,208
Feb 21	$16,891	$14,991	$16,657
Mar 21	$17,896	$15,181	$17,626
Apr 21	$18,625	$15,628	$18,291
May 21	$19,411	$16,117	$18,990
Jun 21	$18,950	$16,012	$18,552
Jul 21	$19,827	$15,748	$19,449
Aug 21	$19,622	$16,047	$19,215
Sep 21	$18,401	$15,534	$18,153
Oct 21	$19,581	$15,904	$19,154
Nov 21	$18,425	$15,188	$18,013
Dec 21	$19,636	$15,816	$19,267
Jan 22	$17,881	$15,233	$17,313
Feb 22	$16,042	$14,931	$15,912
Mar 22	$16,410	$14,955	$16,288
Apr 22	$15,234	$14,016	$15,053
May 22	$15,416	$14,117	$14,953
Jun 22	$13,241	$12,902	$12,805
Jul 22	$14,767	$13,344	$14,255
Aug 22	$13,092	$12,915	$12,825
Sep 22	$11,883	$11,624	$11,676
Oct 22	$12,825	$11,972	$12,479
Nov 22	$14,628	$13,385	$13,853
Dec 22	$14,175	$13,285	$13,794
Jan 23	$15,294	$14,362	$14,817
Feb 23	$15,454	$13,859	$15,142
Mar 23	$15,588	$14,197	$15,109
Apr 23	$16,284	$14,444	$15,729
May 23	$14,987	$13,918	$14,397
Jun 23	$15,491	$14,543	$14,952
Jul 23	$15,666	$15,134	$15,193
Aug 23	$14,578	$14,451	$14,147
Sep 23	$14,451	$13,994	$14,127
Oct 23	$13,745	$13,417	$13,277
Nov 23	$15,746	$14,625	$15,273
Dec 23	$17,684	$15,360	$17,124
Jan 24	$16,732	$15,207	$16,414
Feb 24	$17,724	$15,592	$17,213
Mar 24	$17,887	$16,079	$17,321
Apr 24	$17,254	$15,791	$16,903
May 24	$18,806	$16,249	$18,049
Jun 24	$18,324	$16,234	$17,695
Jul 24	$18,445	$16,609	$17,803
Aug 24	$19,228	$17,082	$18,619
Sep 24	$19,804	$17,542	$19,181
Oct 24	$18,215	$16,682	$17,510
Nov 24	$17,595	$16,531	$17,001
Dec 24	$17,036	$16,210	$16,489
Jan 25	$18,596	$16,863	$18,100
Feb 25	$19,724	$17,096	$19,105
Mar 25	$19,225	$17,058	$18,520
Apr 25	$19,943	$17,674	$19,238
May 25	$20,680	$18,483	$19,899
Jun 25	$21,332	$19,111	$20,437
Jul 25	$20,414	$19,056	$19,751
Aug 25	$21,606	$19,717	$20,824
Sep 25	$22,037	$20,427	$21,215
Oct 25	$22,315	$20,840	$21,584
Nov 25	$22,324	$20,835	$21,503
Dec 25	$23,213	$21,459	$22,501
Jan 26	$24,693	$22,743	$23,912
Feb 26	$25,849	$23,885	$24,968
Mar 26	$23,058	$21,308	$21,655
Apr 26	$24,374	$23,364	$23,012
May 26	$24,876	$24,541	$23,814
Jun 26	$24,116	$24,396	$23,042
Jul 26	$25,226	$24,480	$24,063
Aug 26	$25,737	$25,109	$24,633

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
19.12%	5.57%	9.91%
MSCI ACWI ex USA Index (Net)...
27.35	9.37	9.64
MSCI Sweden 25/50 Index (Spliced)...
18.29	5.09	9.43

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date			Aug. 31, 2025
AssetsNet		$ 755,742,082
Holdings Count | Holding		44
Advisory Fees Paid, Amount		$ 1,721,469
InvestmentCompanyPortfolioTurnover		11.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$755,742,082
Number of Portfolio Holdings...
44
Net Investment Advisory Fees...
$1,721,469
Portfolio Turnover Rate...
11%

Updated Prospectus Phone Number		(1-800-474-2737)
Updated Prospectus Web Address		blackrock.com/fundreports
C000011964
Shareholder Report [Line Items]
Fund Name		iShares MSCI Switzerland ETF
Trading Symbol		EWL
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI Switzerland ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Switzerland ETF	$52	0.48%

Expenses Paid, Amount		$ 52
Expense Ratio, Percent		0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 15.57%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 27.35% and the MSCI Switzerland 25/50 Index (Net) returned 15.70%.

What contributed to performance?

Stocks in the healthcare sector were the largest contributors to the Fund’s return during the reporting period. Notably, pharmaceutical companies gained due to strong product performance, positive clinical trial results, and attractive acquisitions. The industrials sector benefited performance, notably an electrical components and equipment provider that supplies electrification systems for data centers. Additionally, a global market leader in the development and manufacturing of high-performance vacuum valves used to produce semiconductors, displays and solar cells gained due to surging demand for its advanced chip manufacturing equipment. A diversified capital markets provider in the financials sector also contributed, buoyed by global wealth management inflows, regulatory relief, and faster-than-expected synergies from a recent acquisition.

What detracted from performance?

During the reporting period, there were no significant detractors from the Fund’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI Switzerland 25/50 Index (Net)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,103	$10,123	$10,105
Oct 16	$9,603	$9,978	$9,606
Nov 16	$9,388	$9,747	$9,396
Dec 16	$9,765	$9,996	$9,782
Jan 17	$10,175	$10,350	$10,198
Feb 17	$10,321	$10,515	$10,350
Mar 17	$10,599	$10,782	$10,620
Apr 17	$11,003	$11,013	$11,002
May 17	$11,586	$11,370	$11,596
Jun 17	$11,566	$11,405	$11,579
Jul 17	$11,681	$11,826	$11,705
Aug 17	$11,590	$11,888	$11,613
Sep 17	$11,843	$12,108	$11,871
Oct 17	$11,674	$12,336	$11,719
Nov 17	$11,863	$12,436	$11,919
Dec 17	$12,046	$12,714	$12,108
Jan 18	$12,604	$13,423	$12,673
Feb 18	$11,823	$12,790	$11,890
Mar 18	$11,593	$12,564	$11,646
Apr 18	$11,606	$12,764	$11,637
May 18	$11,251	$12,470	$11,281
Jun 18	$11,333	$12,235	$11,371
Jul 18	$12,033	$12,528	$12,080
Aug 18	$12,103	$12,266	$12,155
Sep 18	$12,089	$12,322	$12,147
Oct 18	$11,527	$11,320	$11,591
Nov 18	$11,493	$11,427	$11,560
Dec 18	$10,869	$10,909	$10,938
Jan 19	$11,551	$11,734	$11,629
Feb 19	$12,026	$11,963	$12,113
Mar 19	$12,248	$12,034	$12,326
Apr 19	$12,533	$12,352	$12,592
May 19	$12,425	$11,689	$12,490
Jun 19	$13,321	$12,393	$13,389
Jul 19	$13,208	$12,243	$13,286
Aug 19	$13,201	$11,865	$13,286
Sep 19	$13,321	$12,170	$13,406
Oct 19	$13,608	$12,595	$13,697
Nov 19	$13,770	$12,706	$13,870
Dec 19	$14,375	$13,256	$14,485
Jan 20	$14,453	$12,900	$14,569
Feb 20	$13,286	$11,880	$13,400
Mar 20	$12,511	$10,160	$12,602
Apr 20	$13,112	$10,930	$13,187
May 20	$13,540	$11,288	$13,615
Jun 20	$14,007	$11,798	$14,085
Jul 20	$14,658	$12,324	$14,746
Aug 20	$15,058	$12,852	$15,153
Sep 20	$14,817	$12,536	$14,921
Oct 20	$14,022	$12,266	$14,127
Nov 20	$15,446	$13,916	$15,557
Dec 20	$16,195	$14,669	$16,320
Jan 21	$15,879	$14,700	$16,008
Feb 21	$15,576	$14,991	$15,706
Mar 21	$15,969	$15,181	$16,081
Apr 21	$16,663	$15,628	$16,756
May 21	$17,552	$16,117	$17,671
Jun 21	$17,799	$16,012	$17,916
Jul 21	$18,404	$15,748	$18,537
Aug 21	$18,594	$16,047	$18,747
Sep 21	$17,114	$15,534	$17,330
Oct 21	$18,228	$15,904	$18,405
Nov 21	$18,066	$15,188	$18,143
Dec 21	$19,316	$15,816	$19,561
Jan 22	$18,070	$15,233	$18,039
Feb 22	$17,694	$14,931	$17,935
Mar 22	$17,977	$14,955	$18,269
Apr 22	$17,033	$14,016	$17,344
May 22	$16,695	$14,117	$16,797
Jun 22	$15,505	$12,902	$15,552
Jul 22	$16,249	$13,344	$16,329
Aug 22	$15,203	$12,915	$15,396
Sep 22	$14,031	$11,624	$14,302
Oct 22	$14,604	$11,972	$14,756
Nov 22	$16,081	$13,385	$15,992
Dec 22	$15,729	$13,285	$15,885
Jan 23	$16,904	$14,362	$16,969
Feb 23	$16,218	$13,859	$16,476
Mar 23	$16,977	$14,197	$17,129
Apr 23	$17,986	$14,444	$18,167
May 23	$17,298	$13,918	$17,342
Jun 23	$17,660	$14,543	$17,794
Jul 23	$18,234	$15,134	$18,487
Aug 23	$17,624	$14,451	$17,846
Sep 23	$16,660	$13,994	$16,890
Oct 23	$16,032	$13,417	$16,131
Nov 23	$17,369	$14,625	$17,640
Dec 23	$18,461	$15,360	$18,636
Jan 24	$18,162	$15,207	$18,558
Feb 24	$17,885	$15,592	$18,175
Mar 24	$18,195	$16,079	$18,405
Apr 24	$17,327	$15,791	$17,561
May 24	$18,841	$16,249	$18,941
Jun 24	$18,755	$16,234	$18,961
Jul 24	$19,690	$16,609	$19,883
Aug 24	$20,675	$17,082	$20,845
Sep 24	$20,372	$17,542	$20,606
Oct 24	$19,251	$16,682	$19,451
Nov 24	$18,798	$16,531	$18,987
Dec 24	$17,974	$16,210	$18,245
Jan 25	$19,351	$16,863	$19,718
Feb 25	$20,231	$17,096	$20,387
Mar 25	$20,200	$17,058	$20,328
Apr 25	$21,089	$17,674	$21,322
May 25	$21,538	$18,483	$21,723
Jun 25	$21,813	$19,111	$21,921
Jul 25	$20,946	$19,056	$21,345
Aug 25	$22,008	$19,717	$22,252
Sep 25	$22,072	$20,427	$22,116
Oct 25	$22,018	$20,840	$22,267
Nov 25	$22,978	$20,835	$23,225
Dec 25	$23,824	$21,459	$24,246
Jan 26	$24,544	$22,743	$24,903
Feb 26	$25,921	$23,885	$26,333
Mar 26	$23,404	$21,308	$23,242
Apr 26	$24,425	$23,364	$24,595
May 26	$25,111	$24,541	$25,395
Jun 26	$25,419	$24,396	$25,737
Jul 26	$25,553	$24,480	$25,787
Aug 26	$25,434	$25,109	$25,745

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
15.57%	6.47%	9.78%
MSCI ACWI ex USA Index (Net)...
27.35	9.37	9.64
MSCI Switzerland 25/50 Index (Net)...
15.70	6.55	9.92

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 2,418,962,184
Holdings Count | Holding		42
Advisory Fees Paid, Amount		$ 8,013,327
InvestmentCompanyPortfolioTurnover		13.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$2,418,962,184
Number of Portfolio Holdings...
42
Net Investment Advisory Fees...
$8,013,327
Portfolio Turnover Rate...
13%

C000109986
Shareholder Report [Line Items]
Fund Name		iShares MSCI Agriculture Producers ETF
Trading Symbol		VEGI
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI Agriculture Producers ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Agriculture Producers ETF	$44	0.40%

Expenses Paid, Amount		$ 44
Expense Ratio, Percent		0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 19.57%.

  For the same period, the MSCI All Country World Index (Net) returned 22.35% and the MSCI ACWI Select Agriculture Producers IMI Index (Net) returned 19.28%.

What contributed to performance?

Industrials firms in the United States were the largest contributors to the Fund’s return during the reporting period. Notably, in the agricultural and farm machinery segment, a leading manufacturer of agricultural and construction equipment gained, supported by U.S. infrastructure spending and as its excavators and wheel loaders in data center construction. In the materials sector, geopolitical disruptions contributed to tighter commodity supplies. Additionally, fertilizer companies benefited from limited nitrogen supply that pushed agricultural fertilizer prices higher, while strong seed demand supported agricultural technology companies. A Canadian crop input and agricultural solutions company contributed due to record potash sales volumes and expansion into the retail market.

What detracted from performance?

Indian fertilizers and agricultural chemicals stocks detracted from the Fund’s return during the reporting period, as the blockade of the Strait of Hormuz disrupted critical supply lines, sharply reducing liquefied natural gas imports and increasing raw material costs.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI All Country World Index (Net)	MSCI ACWI Select Agriculture Producers IMI Index (Net)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$9,823	$10,061	$9,833
Oct 16	$9,852	$9,891	$9,872
Nov 16	$10,086	$9,966	$10,104
Dec 16	$10,371	$10,181	$10,396
Jan 17	$10,736	$10,459	$10,773
Feb 17	$10,819	$10,753	$10,853
Mar 17	$10,773	$10,884	$10,813
Apr 17	$11,014	$11,054	$11,077
May 17	$11,101	$11,298	$11,137
Jun 17	$11,139	$11,349	$11,169
Jul 17	$11,474	$11,667	$11,504
Aug 17	$11,353	$11,711	$11,374
Sep 17	$11,826	$11,938	$11,837
Oct 17	$12,015	$12,185	$12,041
Nov 17	$12,095	$12,421	$12,121
Dec 17	$12,424	$12,622	$12,449
Jan 18	$12,894	$13,334	$12,902
Feb 18	$12,466	$12,773	$12,476
Mar 18	$12,124	$12,491	$12,119
Apr 18	$12,179	$12,620	$12,182
May 18	$12,331	$12,636	$12,319
Jun 18	$12,102	$12,567	$12,090
Jul 18	$12,430	$12,946	$12,423
Aug 18	$12,430	$13,048	$12,423
Sep 18	$12,682	$13,104	$12,672
Oct 18	$11,821	$12,122	$11,815
Nov 18	$12,085	$12,300	$12,078
Dec 18	$11,297	$11,433	$11,288
Jan 19	$12,220	$12,336	$12,220
Feb 19	$12,207	$12,666	$12,205
Mar 19	$12,116	$12,825	$12,113
Apr 19	$12,457	$13,258	$12,461
May 19	$11,315	$12,472	$11,315
Jun 19	$12,388	$13,289	$12,387
Jul 19	$12,431	$13,328	$12,442
Aug 19	$11,700	$13,011	$11,703
Sep 19	$12,000	$13,285	$12,006
Oct 19	$12,131	$13,649	$12,145
Nov 19	$12,122	$13,982	$12,130
Dec 19	$12,770	$14,474	$12,779
Jan 20	$12,023	$14,315	$12,030
Feb 20	$11,188	$13,159	$11,196
Mar 20	$9,660	$11,382	$9,660
Apr 20	$10,332	$12,601	$10,344
May 20	$10,775	$13,149	$10,774
Jun 20	$10,989	$13,569	$10,990
Jul 20	$11,695	$14,287	$11,695
Aug 20	$12,683	$15,162	$12,692
Sep 20	$12,697	$14,673	$12,701
Oct 20	$12,666	$14,316	$12,680
Nov 20	$14,506	$16,080	$14,521
Dec 20	$15,168	$16,827	$15,191
Jan 21	$15,651	$16,751	$15,684
Feb 21	$17,217	$17,139	$17,261
Mar 21	$17,777	$17,596	$17,822
Apr 21	$18,238	$18,366	$18,292
May 21	$18,403	$18,643	$18,469
Jun 21	$17,796	$18,897	$17,866
Jul 21	$17,594	$19,027	$17,659
Aug 21	$17,904	$19,504	$17,983
Sep 21	$17,549	$18,698	$17,644
Oct 21	$18,224	$19,652	$18,284
Nov 21	$17,572	$19,179	$17,630
Dec 21	$18,547	$19,946	$18,623
Jan 22	$18,778	$18,967	$18,800
Feb 22	$19,428	$18,477	$19,513
Mar 22	$21,502	$18,877	$21,672
Apr 22	$20,619	$17,366	$20,812
May 22	$20,722	$17,387	$20,822
Jun 22	$17,883	$15,921	$17,929
Jul 22	$19,223	$17,032	$19,282
Aug 22	$19,771	$16,405	$19,921
Sep 22	$17,820	$14,835	$17,949
Oct 22	$19,804	$15,730	$19,914
Nov 22	$20,835	$16,950	$20,844
Dec 22	$19,780	$16,283	$19,861
Jan 23	$20,426	$17,451	$20,485
Feb 23	$19,906	$16,950	$20,013
Mar 23	$19,413	$17,473	$19,484
Apr 23	$18,796	$17,724	$18,856
May 23	$17,117	$17,534	$17,168
Jun 23	$18,455	$18,553	$18,509
Jul 23	$19,592	$19,231	$19,685
Aug 23	$18,644	$18,694	$18,742
Sep 23	$17,777	$17,921	$17,897
Oct 23	$16,791	$17,382	$16,873
Nov 23	$17,133	$18,987	$17,239
Dec 23	$18,096	$19,899	$18,217
Jan 24	$17,049	$20,015	$17,212
Feb 24	$17,148	$20,874	$17,249
Mar 24	$18,280	$21,530	$18,350
Apr 24	$17,510	$20,819	$17,621
May 24	$17,526	$21,665	$17,583
Jun 24	$17,149	$22,147	$17,232
Jul 24	$17,390	$22,505	$17,492
Aug 24	$17,668	$23,076	$17,768
Sep 24	$18,233	$23,612	$18,349
Oct 24	$17,762	$23,082	$17,850
Nov 24	$18,537	$23,946	$18,603
Dec 24	$17,259	$23,379	$17,330
Jan 25	$18,601	$24,164	$18,689
Feb 25	$18,012	$24,018	$18,070
Mar 25	$18,011	$23,069	$18,065
Apr 25	$18,250	$23,284	$18,322
May 25	$19,313	$24,623	$19,397
Jun 25	$19,774	$25,728	$19,844
Jul 25	$19,888	$26,077	$20,011
Aug 25	$19,747	$26,721	$19,833
Sep 25	$19,234	$27,690	$19,304
Oct 25	$18,820	$28,309	$18,898
Nov 25	$19,087	$28,305	$19,157
Dec 25	$19,137	$28,601	$19,210
Jan 26	$21,047	$29,449	$21,092
Feb 26	$23,052	$29,828	$23,089
Mar 26	$22,421	$27,685	$22,385
Apr 26	$22,739	$30,502	$22,763
May 26	$21,762	$32,076	$21,805
Jun 26	$22,113	$31,818	$22,120
Jul 26	$22,127	$31,842	$22,173
Aug 26	$23,612	$32,693	$23,656

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
19.57%	5.69%	8.97%
MSCI All Country World Index (Net)...
22.35	10.88	12.58
MSCI ACWI Select Agriculture Producers IMI Index (Net)...
19.28	5.64	8.99

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 155,870,029
Holdings Count | Holding		129
Advisory Fees Paid, Amount		$ 477,826
InvestmentCompanyPortfolioTurnover		23.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$155,870,029
Number of Portfolio Holdings...
129
Net Investment Advisory Fees...
$477,826
Portfolio Turnover Rate...
23%

C000109985
Shareholder Report [Line Items]
Fund Name		iShares MSCI Global Gold Miners ETF
Trading Symbol		RING
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI Global Gold Miners ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Global Gold Miners ETF	$51	0.39%

Expenses Paid, Amount		$ 51
Expense Ratio, Percent		0.39%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 62.94%.

  For the same period, the MSCI All Country World Index (Net) returned 22.35% and the MSCI ACWI Select Gold Miners IMI Index (Net) returned 62.69%.

What contributed to performance?

Gold mining stocks in Canada were the largest contributor to the Fund’s return during the reporting period, supported by heightened geopolitical tensions. The conflicts in the Middle East and between Russia and Ukraine contributed to safe-haven demand, helping support gold prices near record highs. Additional support came from robust central bank purchases and solid retail demand. In the United States, the world’s largest gold miner also benefited from operating leverage, as higher gold prices translated into significantly wider margins and stronger cash flow because production costs rose more slowly than revenue. South African gold miners also contributed, supported by higher gold prices and company-specific improvements in operating performance.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI All Country World Index (Net)	MSCI ACWI Select Gold Miners IMI Index (Net)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,472	$10,061	$10,489
Oct 16	$9,689	$9,891	$9,697
Nov 16	$8,175	$9,966	$8,197
Dec 16	$8,318	$10,181	$8,362
Jan 17	$9,385	$10,459	$9,435
Feb 17	$9,074	$10,753	$9,127
Mar 17	$9,026	$10,884	$9,078
Apr 17	$8,735	$11,054	$8,786
May 17	$8,744	$11,298	$8,801
Jun 17	$8,491	$11,349	$8,543
Jul 17	$8,880	$11,667	$8,938
Aug 17	$9,570	$11,711	$9,639
Sep 17	$8,966	$11,938	$9,031
Oct 17	$8,616	$12,185	$8,676
Nov 17	$8,645	$12,421	$8,710
Dec 17	$9,067	$12,622	$9,135
Jan 18	$9,274	$13,334	$9,348
Feb 18	$8,264	$12,773	$8,333
Mar 18	$8,509	$12,491	$8,583
Apr 18	$8,639	$12,620	$8,714
May 18	$8,567	$12,636	$8,644
Jun 18	$8,462	$12,567	$8,541
Jul 18	$8,104	$12,946	$8,181
Aug 18	$6,965	$13,048	$7,030
Sep 18	$6,912	$13,104	$6,977
Oct 18	$7,052	$12,122	$7,125
Nov 18	$7,134	$12,300	$7,209
Dec 18	$7,836	$11,433	$7,935
Jan 19	$8,508	$12,336	$8,612
Feb 19	$8,450	$12,666	$8,557
Mar 19	$8,518	$12,825	$8,622
Apr 19	$7,923	$13,258	$8,009
May 19	$8,199	$12,472	$8,291
Jun 19	$9,999	$13,289	$10,114
Jul 19	$10,413	$13,328	$10,537
Aug 19	$11,711	$13,011	$11,853
Sep 19	$10,594	$13,285	$10,720
Oct 19	$11,199	$13,649	$11,340
Nov 19	$10,687	$13,982	$10,823
Dec 19	$11,807	$14,474	$11,955
Jan 20	$11,597	$14,315	$11,746
Feb 20	$10,732	$13,159	$10,877
Mar 20	$9,524	$11,382	$9,654
Apr 20	$13,445	$12,601	$13,627
May 20	$13,563	$13,149	$13,742
Jun 20	$14,728	$13,569	$14,929
Jul 20	$17,422	$14,287	$17,678
Aug 20	$17,241	$15,162	$17,490
Sep 20	$15,974	$14,673	$16,208
Oct 20	$15,253	$14,316	$15,477
Nov 20	$13,928	$16,080	$14,136
Dec 20	$14,758	$16,827	$14,985
Jan 21	$14,225	$16,751	$14,443
Feb 21	$12,800	$17,139	$12,997
Mar 21	$13,431	$17,596	$13,638
Apr 21	$14,147	$18,366	$14,366
May 21	$16,282	$18,643	$16,544
Jun 21	$13,890	$18,897	$14,114
Jul 21	$14,313	$19,027	$14,535
Aug 21	$13,427	$19,504	$13,621
Sep 21	$12,202	$18,698	$12,370
Oct 21	$13,004	$19,652	$13,206
Nov 21	$13,233	$19,179	$13,429
Dec 21	$13,582	$19,946	$13,758
Jan 22	$12,871	$18,967	$13,005
Feb 22	$14,017	$18,477	$14,451
Mar 22	$15,592	$18,877	$15,827
Apr 22	$14,286	$17,366	$14,573
May 22	$12,965	$17,387	$13,191
Jun 22	$11,110	$15,921	$11,264
Jul 22	$10,233	$17,032	$10,353
Aug 22	$9,342	$16,405	$9,493
Sep 22	$9,518	$14,835	$9,677
Oct 22	$9,461	$15,730	$9,578
Nov 22	$11,279	$16,950	$11,327
Dec 22	$11,556	$16,283	$11,685
Jan 23	$12,944	$17,451	$13,062
Feb 23	$11,056	$16,950	$11,207
Mar 23	$12,969	$17,473	$13,137
Apr 23	$13,436	$17,724	$13,610
May 23	$12,242	$17,534	$12,390
Jun 23	$12,111	$18,553	$12,260
Jul 23	$12,613	$19,231	$12,791
Aug 23	$11,782	$18,694	$11,955
Sep 23	$10,783	$17,921	$10,977
Oct 23	$11,488	$17,382	$11,633
Nov 23	$12,806	$18,987	$12,963
Dec 23	$13,014	$19,899	$13,230
Jan 24	$11,651	$20,015	$11,879
Feb 24	$10,989	$20,874	$11,151
Mar 24	$13,287	$21,530	$13,390
Apr 24	$14,026	$20,819	$14,190
May 24	$14,943	$21,665	$15,021
Jun 24	$14,641	$22,147	$14,744
Jul 24	$16,407	$22,505	$16,523
Aug 24	$17,098	$23,076	$17,265
Sep 24	$17,548	$23,612	$17,732
Oct 24	$17,436	$23,082	$17,553
Nov 24	$16,282	$23,946	$16,407
Dec 24	$14,930	$23,379	$15,060
Jan 25	$17,233	$24,164	$17,460
Feb 25	$17,507	$24,018	$17,666
Mar 25	$20,417	$23,069	$20,575
Apr 25	$21,829	$23,284	$22,036
May 25	$22,558	$24,623	$22,702
Jun 25	$23,479	$25,728	$23,623
Jul 25	$23,417	$26,077	$23,720
Aug 25	$28,823	$26,721	$29,071
Sep 25	$34,569	$27,690	$35,022
Oct 25	$32,938	$28,309	$33,405
Nov 25	$37,774	$28,305	$38,022
Dec 25	$39,814	$28,601	$40,123
Jan 26	$43,638	$29,449	$44,649
Feb 26	$53,381	$29,828	$53,665
Mar 26	$42,692	$27,685	$42,547
Apr 26	$41,375	$30,502	$41,494
May 26	$41,965	$32,076	$42,252
Jun 26	$35,158	$31,818	$35,329
Jul 26	$34,664	$31,842	$34,864
Aug 26	$46,965	$32,693	$47,296

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
62.94%	28.46%	16.73%
MSCI All Country World Index (Net)...
22.35	10.88	12.58
MSCI ACWI Select Gold Miners IMI Index (Net)...
62.69	28.27	16.81

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 2,515,899,463
Holdings Count | Holding		43
Advisory Fees Paid, Amount		$ 10,835,098
InvestmentCompanyPortfolioTurnover		14.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$2,515,899,463
Number of Portfolio Holdings...
43
Net Investment Advisory Fees...
$10,835,098
Portfolio Turnover Rate...
14%

C000109988
Shareholder Report [Line Items]
Fund Name		iShares MSCI Global Metals & Mining Producers ETF
Trading Symbol		PICK
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI Global Metals & Mining Producers ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Global Metals & Mining Producers ETF	$52	0.40%

Expenses Paid, Amount		$ 52
Expense Ratio, Percent		0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 62.20%.

  For the same period, the MSCI All Country World Index (Net) returned 22.35% and the MSCI ACWI Select Metals & Mining Producers ex Gold and Silver Investable Market Index (Net) returned 63.32%.

What contributed to performance?

Diversified metals and mining companies in Australia contributed the most to the Fund’s return during the reporting period. The country is a major producer of iron ore and lithium, as well as a leading supplier of gold, zinc, nickel, and critical energy minerals. A large global mining company gained amid soaring copper prices, as the metal is used in the global transition to renewable energy and advanced technologies. Diversified miners in the United Kingdom also contributed, benefiting from rising commodity prices as demand for copper increased with the expansion of artificial intelligence (“AI”) data centers and the energy transition. In the United States, a copper miner was further supported by its strong position in the domestic market amid increased policy support for U.S. copper production. Steel companies benefited from strengthening domestic steel pricing fundamentals, robust shipment volumes, and supportive trade policies.

What detracted from performance?

There were no significant detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI All Country World Index (Net)	MSCI ACWI Select Metals & Mining Producers ex Gold and Silver Investable Market Index (Net)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,739	$10,061	$10,730
Oct 16	$11,117	$9,891	$11,102
Nov 16	$12,253	$9,966	$12,241
Dec 16	$12,112	$10,181	$12,102
Jan 17	$13,653	$10,459	$13,637
Feb 17	$13,406	$10,753	$13,385
Mar 17	$13,038	$10,884	$13,014
Apr 17	$12,680	$11,054	$12,669
May 17	$12,368	$11,298	$12,339
Jun 17	$12,730	$11,349	$12,695
Jul 17	$14,308	$11,667	$14,280
Aug 17	$15,055	$11,711	$15,024
Sep 17	$14,596	$11,938	$14,567
Oct 17	$14,946	$12,185	$14,937
Nov 17	$14,918	$12,421	$14,912
Dec 17	$16,611	$12,622	$16,601
Jan 18	$17,583	$13,334	$17,589
Feb 18	$16,994	$12,773	$17,016
Mar 18	$15,916	$12,491	$15,927
Apr 18	$16,510	$12,620	$16,544
May 18	$16,601	$12,636	$16,650
Jun 18	$15,963	$12,567	$16,009
Jul 18	$16,284	$12,946	$16,332
Aug 18	$15,039	$13,048	$15,108
Sep 18	$15,817	$13,104	$15,899
Oct 18	$14,339	$12,122	$14,415
Nov 18	$13,765	$12,300	$13,835
Dec 18	$13,536	$11,433	$13,610
Jan 19	$14,992	$12,336	$15,080
Feb 19	$15,353	$12,666	$15,453
Mar 19	$15,623	$12,825	$15,730
Apr 19	$15,383	$13,258	$15,488
May 19	$14,172	$12,472	$14,261
Jun 19	$15,651	$13,289	$15,756
Jul 19	$14,825	$13,328	$14,933
Aug 19	$13,210	$13,011	$13,299
Sep 19	$13,788	$13,285	$13,888
Oct 19	$14,129	$13,649	$14,232
Nov 19	$14,614	$13,982	$14,726
Dec 19	$15,767	$14,474	$15,889
Jan 20	$14,439	$14,315	$14,557
Feb 20	$12,461	$13,159	$12,557
Mar 20	$10,166	$11,382	$10,223
Apr 20	$11,398	$12,601	$11,482
May 20	$12,366	$13,149	$12,453
Jun 20	$13,063	$13,569	$13,157
Jul 20	$14,127	$14,287	$14,232
Aug 20	$14,927	$15,162	$15,048
Sep 20	$14,363	$14,673	$14,489
Oct 20	$14,256	$14,316	$14,386
Nov 20	$17,355	$16,080	$17,518
Dec 20	$20,020	$16,827	$20,217
Jan 21	$19,840	$16,751	$20,041
Feb 21	$22,577	$17,139	$22,826
Mar 21	$22,839	$17,596	$23,102
Apr 21	$24,896	$18,366	$25,228
May 21	$25,788	$18,643	$26,142
Jun 21	$24,944	$18,897	$25,255
Jul 21	$26,170	$19,027	$26,578
Aug 21	$25,193	$19,504	$25,634
Sep 21	$22,575	$18,698	$23,040
Oct 21	$23,453	$19,652	$23,740
Nov 21	$22,492	$19,179	$22,762
Dec 21	$24,494	$19,946	$24,796
Jan 22	$24,626	$18,967	$24,797
Feb 22	$27,336	$18,477	$27,836
Mar 22	$29,434	$18,877	$29,989
Apr 22	$26,210	$17,366	$26,832
May 22	$26,579	$17,387	$26,983
Jun 22	$21,527	$15,921	$21,699
Jul 22	$22,261	$17,032	$22,328
Aug 22	$21,995	$16,405	$22,441
Sep 22	$20,395	$14,835	$20,738
Oct 22	$21,216	$15,730	$21,453
Nov 22	$25,902	$16,950	$25,883
Dec 22	$25,313	$16,283	$25,617
Jan 23	$28,661	$17,451	$28,923
Feb 23	$26,112	$16,950	$26,587
Mar 23	$26,301	$17,473	$26,634
Apr 23	$25,502	$17,724	$25,734
May 23	$23,258	$17,534	$23,509
Jun 23	$25,376	$18,553	$25,661
Jul 23	$27,262	$19,231	$27,657
Aug 23	$25,286	$18,694	$25,763
Sep 23	$24,971	$17,921	$25,536
Oct 23	$23,567	$17,382	$23,872
Nov 23	$25,526	$18,987	$26,000
Dec 23	$27,858	$19,899	$28,405
Jan 24	$26,093	$20,015	$26,811
Feb 24	$25,416	$20,874	$25,849
Mar 24	$26,897	$21,530	$27,362
Apr 24	$27,301	$20,819	$28,048
May 24	$28,361	$21,665	$28,800
Jun 24	$26,607	$22,147	$27,169
Jul 24	$26,183	$22,505	$26,646
Aug 24	$25,588	$23,076	$26,136
Sep 24	$28,261	$23,612	$29,063
Oct 24	$26,175	$23,082	$26,693
Nov 24	$25,815	$23,946	$26,264
Dec 24	$23,248	$23,379	$23,726
Jan 25	$23,618	$24,164	$24,209
Feb 25	$23,713	$24,018	$24,129
Mar 25	$23,844	$23,069	$24,147
Apr 25	$23,453	$23,284	$23,942
May 25	$24,187	$24,623	$24,659
Jun 25	$25,477	$25,728	$25,923
Jul 25	$25,765	$26,077	$26,367
Aug 25	$27,709	$26,721	$28,325
Sep 25	$30,120	$27,690	$30,766
Oct 25	$31,370	$28,309	$32,055
Nov 25	$31,977	$28,305	$32,630
Dec 25	$35,039	$28,601	$35,888
Jan 26	$39,937	$29,449	$41,366
Feb 26	$43,988	$29,828	$45,147
Mar 26	$38,766	$27,685	$38,854
Apr 26	$42,235	$30,502	$42,817
May 26	$45,271	$32,076	$46,476
Jun 26	$40,334	$31,818	$41,126
Jul 26	$40,971	$31,842	$41,942
Aug 26	$44,946	$32,693	$46,259

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
62.20%	12.28%	16.22%
MSCI All Country World Index (Net)...
22.35	10.88	12.58
MSCI ACWI Select Metals & Mining Producers ex Gold and Silver Investable Market Index (Net)...
63.32	12.53	16.55

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 2,583,498,568
Holdings Count | Holding		253
Advisory Fees Paid, Amount		$ 6,345,945
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$2,583,498,568
Number of Portfolio Holdings...
253
Net Investment Advisory Fees...
$6,345,945
Portfolio Turnover Rate...
12%

C000109983
Shareholder Report [Line Items]
Fund Name		iShares MSCI Global Silver and Metals Miners ETF
Trading Symbol		SLVP
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI Global Silver and Metals Miners ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Global Silver and Metals Miners ETF	$56	0.39%

Expenses Paid, Amount		$ 56
Expense Ratio, Percent		0.39%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 87.69%.

  For the same period, the MSCI All Country World Index (Net) returned 22.35% and the MSCI ACWI Select Silver Miners IMI Index (Net) returned 88.89%.

What contributed to performance?

Metals and mining stocks in Canada were the largest contributor to the Fund’s return during the reporting period. Continuing geopolitical tensions, both in the Middle East and between Russia and Ukraine, supported safe-haven demand for precious metals, contributing to strong gains in gold and silver prices. In both Canada and the United States, silver miners also benefited from tight supply conditions and the metal’s use in renewable energy and electric vehicles, while gold miners advanced amid robust central bank purchases and solid retail demand. Additionally, in the United States, a silver producer was further supported by strong production and significant debt reduction. In the United Kingdom, a leading primary silver and gold producer benefited from the rally in precious metals prices, which supported expansion beyond its core mining operations in Mexico.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI All Country World Index (Net)	MSCI ACWI Select Silver Miners IMI Index (Net)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,434	$10,061	$10,437
Oct 16	$9,537	$9,891	$9,539
Nov 16	$8,104	$9,966	$8,106
Dec 16	$7,917	$10,181	$7,902
Jan 17	$9,376	$10,459	$9,355
Feb 17	$8,842	$10,753	$8,823
Mar 17	$8,699	$10,884	$8,677
Apr 17	$8,413	$11,054	$8,388
May 17	$8,518	$11,298	$8,492
Jun 17	$8,379	$11,349	$8,359
Jul 17	$8,500	$11,667	$8,476
Aug 17	$8,674	$11,711	$8,656
Sep 17	$8,175	$11,938	$8,156
Oct 17	$7,911	$12,185	$7,891
Nov 17	$7,752	$12,421	$7,730
Dec 17	$8,213	$12,622	$8,193
Jan 18	$8,122	$13,334	$8,100
Feb 18	$7,432	$12,773	$7,418
Mar 18	$7,690	$12,491	$7,672
Apr 18	$7,955	$12,620	$7,937
May 18	$8,008	$12,636	$7,987
Jun 18	$7,757	$12,567	$7,741
Jul 18	$7,353	$12,946	$7,333
Aug 18	$6,430	$13,048	$6,411
Sep 18	$6,316	$13,104	$6,305
Oct 18	$5,995	$12,122	$5,980
Nov 18	$5,675	$12,300	$5,658
Dec 18	$6,383	$11,433	$6,363
Jan 19	$7,027	$12,336	$7,006
Feb 19	$7,042	$12,666	$7,026
Mar 19	$6,981	$12,825	$6,964
Apr 19	$6,436	$13,258	$6,417
May 19	$6,099	$12,472	$6,069
Jun 19	$7,189	$13,289	$7,151
Jul 19	$7,474	$13,328	$7,440
Aug 19	$8,352	$13,011	$8,318
Sep 19	$7,428	$13,285	$7,393
Oct 19	$7,913	$13,649	$7,883
Nov 19	$7,828	$13,982	$7,794
Dec 19	$8,812	$14,474	$8,777
Jan 20	$8,309	$14,315	$8,279
Feb 20	$7,242	$13,159	$7,190
Mar 20	$5,908	$11,382	$5,860
Apr 20	$8,458	$12,601	$8,390
May 20	$9,839	$13,149	$9,772
Jun 20	$10,501	$13,569	$10,428
Jul 20	$13,582	$14,287	$13,502
Aug 20	$13,590	$15,162	$13,506
Sep 20	$12,277	$14,673	$12,207
Oct 20	$12,309	$14,316	$12,235
Nov 20	$11,688	$16,080	$11,623
Dec 20	$13,746	$16,827	$13,680
Jan 21	$13,068	$16,751	$13,008
Feb 21	$12,657	$17,139	$12,593
Mar 21	$11,850	$17,596	$11,788
Apr 21	$12,221	$18,366	$12,158
May 21	$14,472	$18,643	$14,409
Jun 21	$12,478	$18,897	$12,430
Jul 21	$11,989	$19,027	$11,929
Aug 21	$11,323	$19,504	$11,264
Sep 21	$10,029	$18,698	$9,981
Oct 21	$11,127	$19,652	$11,068
Nov 21	$10,810	$19,179	$10,727
Dec 21	$10,578	$19,946	$10,534
Jan 22	$9,622	$18,967	$9,563
Feb 22	$10,592	$18,477	$10,588
Mar 22	$11,607	$18,877	$11,570
Apr 22	$10,155	$17,366	$10,155
May 22	$9,286	$17,387	$9,250
Jun 22	$8,093	$15,921	$8,046
Jul 22	$8,262	$17,032	$8,222
Aug 22	$7,072	$16,405	$7,058
Sep 22	$7,340	$14,835	$7,336
Oct 22	$7,649	$15,730	$7,611
Nov 22	$8,768	$16,950	$8,679
Dec 22	$8,649	$16,283	$8,613
Jan 23	$9,362	$17,451	$9,313
Feb 23	$7,947	$16,950	$7,931
Mar 23	$9,462	$17,473	$9,424
Apr 23	$9,343	$17,724	$9,309
May 23	$8,368	$17,534	$8,333
Jun 23	$7,989	$18,553	$7,969
Jul 23	$8,661	$19,231	$8,653
Aug 23	$8,020	$18,694	$8,004
Sep 23	$7,089	$17,921	$7,094
Oct 23	$7,184	$17,382	$7,159
Nov 23	$8,418	$18,987	$8,400
Dec 23	$8,471	$19,899	$8,480
Jan 24	$7,324	$20,015	$7,342
Feb 24	$6,775	$20,874	$6,760
Mar 24	$8,418	$21,530	$8,365
Apr 24	$9,359	$20,819	$9,326
May 24	$10,764	$21,665	$10,696
Jun 24	$9,591	$22,147	$9,536
Jul 24	$10,935	$22,505	$10,874
Aug 24	$10,319	$23,076	$10,271
Sep 24	$11,031	$23,612	$10,990
Oct 24	$11,877	$23,082	$11,814
Nov 24	$10,750	$23,946	$10,738
Dec 24	$9,701	$23,379	$9,654
Jan 25	$10,990	$24,164	$10,978
Feb 25	$10,939	$24,018	$10,930
Mar 25	$12,519	$23,069	$12,474
Apr 25	$12,838	$23,284	$12,788
May 25	$13,092	$24,623	$13,031
Jun 25	$14,948	$25,728	$14,880
Jul 25	$14,686	$26,077	$14,689
Aug 25	$18,199	$26,721	$18,181
Sep 25	$22,912	$27,690	$22,904
Oct 25	$22,303	$28,309	$22,325
Nov 25	$26,385	$28,305	$26,307
Dec 25	$29,182	$28,601	$29,262
Jan 26	$33,328	$29,449	$33,693
Feb 26	$40,587	$29,828	$40,656
Mar 26	$30,293	$27,685	$30,186
Apr 26	$30,236	$30,502	$30,219
May 26	$31,744	$32,076	$31,843
Jun 26	$26,434	$31,818	$26,492
Jul 26	$25,481	$31,842	$25,510
Aug 26	$34,157	$32,693	$34,343

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
87.69%	24.71%	13.07%
MSCI All Country World Index (Net)...
22.35	10.88	12.58
MSCI ACWI Select Silver Miners IMI Index (Net)...
88.89	24.98	13.13

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 1,015,338,735
Holdings Count | Holding		39
Advisory Fees Paid, Amount		$ 3,401,706
InvestmentCompanyPortfolioTurnover		24.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$1,015,338,735
Number of Portfolio Holdings...
39
Net Investment Advisory Fees...
$3,401,706
Portfolio Turnover Rate...
24%

C000108746
Shareholder Report [Line Items]
Fund Name		iShares MSCI World ETF
Trading Symbol		URTH
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI World ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI World ETF	$26	0.24%

Expenses Paid, Amount		$ 26
Expense Ratio, Percent		0.24%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 20.48%.

  For the same period, the MSCI All Country World Index (Net) returned 22.35% and the MSCI World Index (Net) returned 20.37%.

What contributed to performance?

U.S. equities were the largest contributor to the Fund’s return during the reporting period, driven by the information technology sector. In the semiconductors and semiconductor equipment subsector, stocks gained amid strong demand for artificial intelligence (“AI”), cloud computing, and data center infrastructure. In the technology hardware, storage, and peripherals subsector, companies benefited from resilient consumer demand and continued growth in services revenue. The healthcare sector also contributed, as pharmaceutical companies pursued acquisitions of emerging biotechnology firms to replenish pipelines ahead of key patent expirations, while strong commercial execution, particularly for next-generation GLP-1 weight-loss and oncology therapies, further supported the sector. Japanese equities also modestly contributed to performance, particularly in the information technology and financials sectors.

What detracted from performance?

There were no significant detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI All Country World Index (Net)	MSCI World Index (Net)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,051	$10,061	$10,053
Oct 16	$9,853	$9,891	$9,859
Nov 16	$10,003	$9,966	$10,000
Dec 16	$10,242	$10,181	$10,240
Jan 17	$10,485	$10,459	$10,487
Feb 17	$10,777	$10,753	$10,778
Mar 17	$10,894	$10,884	$10,892
Apr 17	$11,055	$11,054	$11,054
May 17	$11,296	$11,298	$11,288
Jun 17	$11,341	$11,349	$11,331
Jul 17	$11,614	$11,667	$11,602
Aug 17	$11,629	$11,711	$11,619
Sep 17	$11,892	$11,938	$11,879
Oct 17	$12,113	$12,185	$12,104
Nov 17	$12,378	$12,421	$12,366
Dec 17	$12,547	$12,622	$12,533
Jan 18	$13,207	$13,334	$13,195
Feb 18	$12,679	$12,773	$12,648
Mar 18	$12,396	$12,491	$12,365
Apr 18	$12,550	$12,620	$12,515
May 18	$12,634	$12,636	$12,593
Jun 18	$12,627	$12,567	$12,587
Jul 18	$13,026	$12,946	$12,980
Aug 18	$13,195	$13,048	$13,141
Sep 18	$13,268	$13,104	$13,214
Oct 18	$12,297	$12,122	$12,244
Nov 18	$12,438	$12,300	$12,383
Dec 18	$11,497	$11,433	$11,441
Jan 19	$12,402	$12,336	$12,332
Feb 19	$12,779	$12,666	$12,702
Mar 19	$12,948	$12,825	$12,869
Apr 19	$13,409	$13,258	$13,326
May 19	$12,637	$12,472	$12,557
Jun 19	$13,472	$13,289	$13,384
Jul 19	$13,546	$13,328	$13,450
Aug 19	$13,275	$13,011	$13,175
Sep 19	$13,559	$13,285	$13,456
Oct 19	$13,904	$13,649	$13,798
Nov 19	$14,295	$13,982	$14,182
Dec 19	$14,725	$14,474	$14,607
Jan 20	$14,634	$14,315	$14,518
Feb 20	$13,405	$13,159	$13,291
Mar 20	$11,625	$11,382	$11,532
Apr 20	$12,900	$12,601	$12,792
May 20	$13,531	$13,149	$13,410
Jun 20	$13,898	$13,569	$13,765
Jul 20	$14,562	$14,287	$14,423
Aug 20	$15,537	$15,162	$15,387
Sep 20	$14,997	$14,673	$14,856
Oct 20	$14,536	$14,316	$14,400
Nov 20	$16,396	$16,080	$16,242
Dec 20	$17,093	$16,827	$16,930
Jan 21	$16,926	$16,751	$16,762
Feb 21	$17,371	$17,139	$17,192
Mar 21	$17,950	$17,596	$17,764
Apr 21	$18,788	$18,366	$18,590
May 21	$19,088	$18,643	$18,858
Jun 21	$19,353	$18,897	$19,139
Jul 21	$19,706	$19,027	$19,482
Aug 21	$20,188	$19,504	$19,967
Sep 21	$19,325	$18,698	$19,138
Oct 21	$20,450	$19,652	$20,222
Nov 21	$20,018	$19,179	$19,779
Dec 21	$20,856	$19,946	$20,624
Jan 22	$19,815	$18,967	$19,533
Feb 22	$19,248	$18,477	$19,039
Mar 22	$19,738	$18,877	$19,561
Apr 22	$18,099	$17,366	$17,936
May 22	$18,178	$17,387	$17,950
Jun 22	$16,623	$15,921	$16,395
Jul 22	$17,949	$17,032	$17,697
Aug 22	$17,145	$16,405	$16,957
Sep 22	$15,551	$14,835	$15,380
Oct 22	$16,694	$15,730	$16,485
Nov 22	$17,968	$16,950	$17,631
Dec 22	$17,112	$16,283	$16,882
Jan 23	$18,348	$17,451	$18,077
Feb 23	$17,859	$16,950	$17,642
Mar 23	$18,449	$17,473	$18,188
Apr 23	$18,770	$17,724	$18,506
May 23	$18,601	$17,534	$18,322
Jun 23	$19,722	$18,553	$19,430
Jul 23	$20,358	$19,231	$20,082
Aug 23	$19,872	$18,694	$19,603
Sep 23	$19,004	$17,921	$18,757
Oct 23	$18,507	$17,382	$18,213
Nov 23	$20,215	$18,987	$19,920
Dec 23	$21,207	$19,899	$20,898
Jan 24	$21,403	$20,015	$21,149
Feb 24	$22,379	$20,874	$22,046
Mar 24	$23,101	$21,530	$22,748
Apr 24	$22,204	$20,819	$21,909
May 24	$23,279	$21,665	$22,887
Jun 24	$23,719	$22,147	$23,353
Jul 24	$24,138	$22,505	$23,765
Aug 24	$24,789	$23,076	$24,393
Sep 24	$25,231	$23,612	$24,839
Oct 24	$24,728	$23,082	$24,347
Nov 24	$25,884	$23,946	$25,464
Dec 24	$25,177	$23,379	$24,800
Jan 25	$26,042	$24,164	$25,675
Feb 25	$25,923	$24,018	$25,491
Mar 25	$24,796	$23,069	$24,356
Apr 25	$24,985	$23,284	$24,572
May 25	$26,466	$24,623	$26,027
Jun 25	$27,632	$25,728	$27,150
Jul 25	$27,909	$26,077	$27,499
Aug 25	$28,676	$26,721	$28,217
Sep 25	$29,635	$27,690	$29,124
Oct 25	$30,210	$28,309	$29,707
Nov 25	$30,305	$28,305	$29,791
Dec 25	$30,533	$28,601	$30,032
Jan 26	$31,201	$29,449	$30,704
Feb 26	$31,446	$29,828	$30,929
Mar 26	$29,628	$27,685	$28,959
Apr 26	$32,343	$30,502	$31,736
May 26	$33,761	$32,076	$33,181
Jun 26	$33,561	$31,818	$32,943
Jul 26	$33,704	$31,842	$33,112
Aug 26	$34,549	$32,693	$33,965

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
20.48%	11.34%	13.20%
MSCI All Country World Index (Net)...
22.35	10.88	12.58
MSCI World Index (Net)...
20.37	11.21	13.01

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 8,218,271,330
Holdings Count | Holding		1,260
Advisory Fees Paid, Amount		$ 17,221,168
InvestmentCompanyPortfolioTurnover		4.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$8,218,271,330
Number of Portfolio Holdings...
1,260
Net Investment Advisory Fees...
$17,221,168
Portfolio Turnover Rate...
4%

[1]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.